As filed with the Securities and Exchange Commission on April 20, 1998
                            Registration No. 33-49550

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.    [ ]
                      POST-EFFECTIVE AMENDMENT NO. 11  [X]

                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              AMENDMENT NO. 59  [X]
                        --------------------------------
                        (Check appropriate box or boxes)


                           WRL SERIES ANNUITY ACCOUNT
                           --------------------------
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   ------------------------------------------
                               (Name of Depositor)
                               201 Highland Avenue
                              Largo, Florida 33770
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (813) 585-6565

                            -----------------------

                             Thomas E. Pierpan, Esq.
        Vice President, Assistant Secretary and Associate General Counsel
                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue
                              Largo, Florida 33770
                     (Name and Address of Agent for Service)


                                    Copy to:

                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

 It is proposed that this filing will become effective (check appropriate space)

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485


[X]    on  MAY 1, 1998, pursuant to paragraph (b) of Rule 485


[ ]    60 days after filing pursuant to paragraph (a) of Rule 485

[ ]    on DATE, pursuant to paragraph (a) of Rule 485

                           WRL SERIES ANNUITY ACCOUNT
                       POST-EFFECTIVE AMENDMENT NO. 11 TO
                        REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933 ON FORM N-4

                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                                 PROSPECTUS CAPTION
-------------                                                 ------------------

1.  Cover Page................................................Cover Page

2.  Definitions...............................................Definitions of Special Terms

3.  Synopsis or Highlights....................................Summary

4.  Condensed Financial
    Information...............................................Condensed Financial Information
                                                              (See Appendix A to Prospectus)

5.  General Description of
    Registrant, Depositor,
    and Portfolio Companies...................................Western Reserve, the Series Account, and
                                                              the Fund; Voting Rights

6.  Deductions................................................Charges and Deductions;
                                                              Distribution of the Contracts

7.  General Description of

    Variable Annuity Contracts................................Western Reserve, the Series
                                                              Account, and the Fund; The
                                                              Contract; Statement of
                                                              Additional Information

8.  Annuity Period............................................The Contract - Annuity
                                                              Provisions

9.  Death Benefit.............................................The Contract - Accumulation
                                                              Provisions - Death Benefits
                                                              during the Accumulation Period; The
                                                              Contract - Annuity Provisions - Death
                                                              Benefits after thMaturity Date

10. Purchases and Contract
    Value....................................................The Contract - Accumulation
                                                             Provisions - Purchase Payments, Net
                                                             Purchase Payments, Accumulation Unit
                                                             Value; Distribution of the Contracts


                                      (i)



FORM N-4 ITEM                                                PROSPECTUS CAPTION
-------------                                                ------------------

11. Redemptions..............................................The Contract - Accumulation
                                                             Provisions - Partial Withdrawals and
                                                             Surrenders; Other Matters Relating to the
                                                             Contract - Right to Examine Contract

12. Taxes....................................................Federal Tax Matters

13. Legal Proceedings........................................Legal Proceedings

14. Table of Contents of the
    Statement of Additional
    Information..............................................Statement of Additional
                                                             Information

                                                             STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                                INFORMATION CAPTION
-------------                                                -----------------------

15. Cover Page...............................................Cover Page

16. Table of Contents........................................Table of Contents

17. General Information and
    History..................................................Not Applicable

18. Services.................................................Custodian; Independent
                                                             Accountants

19. Purchase of Securities Being
    Offered..................................................Addition, Deletion, and
                                                             Substitution of Investments

20. Underwriters.............................................Distribution of Contracts

21. Calculation of Performance
    Data.....................................................Calculation of Performance
                                                             Related Information

22. Annuity Payments.........................................Not Applicable

23. Financial Statements.....................................Financial Statements

                                      (ii)

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS







WRL
FREEDOM

BELLWETHER/registered trademark/
Flexible Payment
Variable Accumulation
Deferred Annuity
Contract






















PROSPECTUS DATED
May 1, 1998


PROSPECTUS

ISSUED BY

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


201 HIGHLAND AVENUE
LARGO, FLORIDA 33770
1-800-851-9777
(813) 585-6565


This Prospectus describes the WRL Freedom Bellwether/registered trademark/ Variable Annuity (the "Contract"), a tax deferred variable annuity contract issued by Western Reserve Life Assurance Co. of Ohio ("Western Reserve").

The Contract provides for accumulation of Contract values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. If the variable basis is chosen, Contract values will be held in the WRL Series Annuity Account (the "Series Account") and will vary according to the investment performance of the underlying investment portfolios of the WRL Series Fund, Inc. (the "Fund"). If the fixed basis is chosen, Contract values will be allocated to the Fixed Account and earn interest at no less than the minimum guaranteed rate.


There are currently seventeen Sub-Accounts of the Series Account (in addition to the Fixed Account) available through this Contract during the Accumulation Period and after the Maturity Date. Each Sub-Account invests in one investment portfolio of the Fund and Net Purchase Payments will be allocated to one or more of these Sub- Accounts or the Fixed Account as directed by the Owner. These seventeen investment portfolios of the Fund are: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio, U.S. Equity Portfolio, Third Avenue Value Portfolio and Real Estate Securities Portfolio.

This Prospectus sets forth information about the Contract that a prospective investor should know before investing. Additional information about the Series Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1998, which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from Western Reserve, P.O. Box 9051, Clearwater, FL 33758-9051; telephone number 1-800-851-9777. The table of contents for the Statement of Additional Information appears on page 27 of this Prospectus.


THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, A BANK OR DEPOSITORY INSTITUTION, AND THE CONTRACT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON.

THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE WRL SERIES FUND, INC. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL STATES. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS






                                                               Page
                                                            ----------
 DEFINITIONS OF SPECIAL TERMS .............................       1
 SUMMARY ..................................................       3
 CALCULATION OF YIELDS AND TOTAL
 RETURNS ..................................................       6
 OTHER PERFORMANCE DATA ...................................       7
   /bullet/ Sub-Adviser Performance .......................       7
   /bullet/ Other Information .............................       7
 PUBLISHED RATINGS ........................................       8
 WESTERN RESERVE, THE SERIES ACCOUNT,
 AND THE FUND .............................................       8
   /bullet/ Western Reserve Life Assurance Co. of Ohio.....       8
   /bullet/ WRL Series Annuity Account ....................       8
   /bullet/ WRL Series Fund, Inc ..........................       9
 CHARGES AND DEDUCTIONS ...................................      10
   /bullet/ No Sales Charge ...............................      10
   /bullet/ Transfer Charge ...............................      10
   /bullet/ Mortality and Expense Risk Charge .............      10
   /bullet/ Annual Contract Charge ........................      10
   /bullet/ Administrative Charge .........................      11
   /bullet/ Premium Taxes .................................      11
   /bullet/ Deductions for Other Taxes ....................      11
   /bullet/ Expenses of the Fund ..........................      11
 THE CONTRACT
   ACCUMULATION PROVISIONS ................................      11
   /bullet/ Purchase Payments .............................      11
   /bullet/ Net Purchase Payments .........................      12
   /bullet/ Accumulation Unit Value .......................      12
   /bullet/ Computing Sub-Account Value ...................      13
   /bullet/ Transfers to and from, and among
        Allocation Options ................................      13
   /bullet/ Dollar Cost Averaging .........................      14
   /bullet/ Asset Rebalancing Program .....................      14
   /bullet/ Partial Withdrawals and Surrenders ............      15
   /bullet/ Contract Loans For 401(a), 401(k), and
        403(b) Contracts ..................................      16
   /bullet/ Death Benefits during the Accumulation
        Period ............................................      17


                                                               Page
                                                            ----------
   ANNUITY PROVISIONS .....................................      18
   /bullet/ Maturity Date and Selection of
        Annuity Options ...................................      18
   /bullet/ Fixed Account Annuity Options .................      19
   /bullet/ Series Account Annuity Options ................      19
   /bullet/ Death Benefits after the Maturity Date ........      19
   /bullet/ Improved Annuity Rates ........................      20
   /bullet/ Proof of Age, Sex, and Survival ...............      20
 OTHER MATTERS RELATING TO THE
 CONTRACT .................................................      20
   /bullet/ Changes in Purchase Payments ..................      20
   /bullet/ Right To Examine Contract .....................      20
   /bullet/ Contract Payments .............................      20
   /bullet/ Ownership .....................................      20
   /bullet/ Annuitant .....................................      20
   /bullet/ Beneficiary ...................................      20
   /bullet/ Modification or Waiver ........................      21
 FEDERAL TAX MATTERS ......................................      21
   /bullet/ Introduction ..................................      21
   /bullet/ Company Tax Status ............................      21
   /bullet/ Taxation of Annuities .........................      21
   /bullet/ Qualified Plans ...............................      22
   /bullet/ Additional Considerations .....................      24
 THE FIXED ACCOUNT ........................................      25
   /bullet/ Minimum Guaranteed and Current
        Interest Rates ....................................      25
   /bullet/ Fixed Account Value ...........................      25
   /bullet/ Allocations, Transfers and Partial
        Withdrawals .......................................      26
 DISTRIBUTION OF THE CONTRACTS ............................      26
 VOTING RIGHTS ............................................      27
 LEGAL PROCEEDINGS ........................................      27
 YEAR 2000 MATTERS ........................................      27
 STATEMENT OF ADDITIONAL INFORMATION ......................      27
 APPENDIX A - Condensed Financial Information .............     A-1




                                      (i)

DEFINITIONS OF SPECIAL TERMS




ACCUMULATION PERIOD       The period between the Contract Date and the Maturity Date while the Contract is
                          In Force.
ACCUMULATION UNIT         An accounting unit of measure used to calculate Sub-Account values during the
 VALUE                    Accumulation Period.
ADMINISTRATIVE OFFICE     Western Reserve's administrative office for variable annuity products, the address of which is P.O. Box 5068, Clearwater, Florida 33758-5068. Telephone number:
                          1-800-851-9777; Fax number:1-800-572-0159.
ALLOCATION OPTIONS        The Fixed Account and the Sub-Accounts of the Series Account.
ANNUITANT                 The person named in the application, or as subsequently changed, to receive an-
                          nuity payments. The Annuitant may be changed as provided in the Contract's death benefit provisions and annuity provisions.
ANNUITY PROCEEDS          The amount applied to purchase periodic annuity payments. Such amount is the
                          Annuity Value on the Maturity Date, less any applicable premium tax.
ANNUITY VALUE             The sum of the Series Account Value and the Fixed Account Value.
ANNUITY UNIT VALUE        An accounting unit of measure used to calculate annuity payments from certain
                          Sub-Accounts after the Maturity Date.
ANNIVERSARY               The same day and month as the Contract Date for each succeeding year the
                          Contract remains In Force.
ATTAINED AGE              The Issue Age plus the number of completed Contract Years.
BENEFICIARY               The person(s) entitled to receive the death benefit proceeds under the Contract.
CASH VALUE                The Annuity Value less any applicable premium taxes.
CODE                      The Internal Revenue Code of 1986, as amended.
CONTINGENT                The person named in the application, or subsequently designated, to become the
 BENEFICIARY              new Beneficiary upon the current Beneficiary's death.
CONTRACT DATE             The later of the date on which the initial Purchase Payment is received and the date that the properly completed application is received at Western Reserve's
                          Administrative Office.
CONTRACT YEAR             A period of twelve consecutive months beginning on the Contract Date and any
                          Anniversary thereafter.
FIXED ACCOUNT             An Allocation Option under the Contract, other than the Series Account, that provides for accumulation of Net Purchase Payments, and options for annuity payments on a fixed basis. For Contracts issued in the States of New Jersey and
                          Washington, the Fixed Account is used solely for Contract loans, and is not avail-
                          able for allocation of Net Purchase Payments or transfers of Annuity Value from the Sub-Accounts.
FIXED ACCOUNT VALUE       During the Accumulation Period, a Contract's value allocated to the Fixed Ac-
                          count.
FUND                      WRL Series Fund, Inc.
IN FORCE                  Condition under which the Contract is active and the Owner is entitled to exercise all rights under the Contract.
ISSUE AGE                 Refers to the age on the birthday nearest the Contract Date.
MATURITY DATE             The date on which the Accumulation Period ends and annuity payments are to commence.
NET PURCHASE PAYMENT      The Purchase Payment less any applicable premium taxes.
NON-QUALIFIED             Contracts issued other than in connection with retirement plans. Non-Qualified
 CONTRACTS                Contracts do not qualify for special Federal income tax treatment under the Code.
OWNER                     The person(s) entitled to exercise all rights under the Contract. The Annuitant is the Owner unless the application states otherwise, or unless a change of owner-
                          ship is made at a later time.

PORTFOLIO                A separate investment portfolio of the Fund.
PURCHASE PAYMENTS        Amounts paid by an Owner or on the Owner's behalf to Western Reserve as consideration for the benefits provided by the Contract.
QUALIFIED CONTRACTS      Contracts issued in connection with retirement plans that qualify for special
                         Federal income tax treatment under the Code.
SERIES ACCOUNT (OR       WRL Series Annuity Account, a separate investment account composed of
 SEPARATE ACCOUNT)       several Sub-Accounts established to receive and invest Net Purchase Payments not allocated to the Fixed Account.
SERIES ACCOUNT VALUE     During the Accumulation Period, the value in the Series Account allocable to a
                         Contract, which value is equal to the total of the values allocable to a Contract in each of the Sub-Accounts during the Accumulation Period.
SUB-ACCOUNT              A sub-division of the Series Account that invests exclusively in the shares of a specified Portfolio and supports the Contracts. Sub-Accounts corresponding to each applicable Portfolio hold assets under the Contract during the Accumulation
                         Period. Sub-Accounts corresponding to each applicable Portfolio will hold assets after the Maturity Date if a Series Account annuity option is selected.
SURRENDER                The termination of a Contract at the option of the Owner.
VALUATION DATE           Each day on which the New York Stock Exchange is open for business.
VALUATION PERIOD         The period commencing at the end of one Valuation Date and continuing to the end of the next succeeding Valuation Date.

SUMMARY
This summary provides you with an overview of the tax deferred variable annuity contract offered by Western Reserve and funded by the Series Account and the Fixed Account.

THE CONTRACT


The Contract is a tax deferred variable annuity contract that may be purchased by submitting a completed application to Western Reserve for its approval. The Contract provides for accumulation of Annuity Values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. (See "THE CONTRACT--ACCUMULATION PROVISIONS" on page 11 and "--ANNUITY PROVISIONS" on page 18.) (For information about tax status, see "FEDERAL TAX MATTERS" on pages 21-25.)


RIGHT TO EXAMINE CONTRACT


If an Owner is not satisfied with the Contract, it may be cancelled by returning it within ten days after receipt together with a written request for cancellation. In such event, Western Reserve will pay the Owner an amount equal to the sum of: (i) the Purchase Payments received; plus (or minus) (ii) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. (In certain states, Western Reserve will refund the Purchase Payments.) (See "OTHER MATTERS RELATING TO THE CONTRACT--Right to Examine Contract" on page 20.)


THE FUND


The underlying variable investments for the Contract are shares of seventeen Portfolios of the Fund, namely: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio, U.S. Equity Portfolio, Third Avenue Value Portfolio and Real Estate Securities Portfolio. Western Reserve reserves the right to offer additional investment portfolios or other mutual funds with differing investment objectives. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND--WRL Series Fund, Inc." on page 9.)

PURCHASE PAYMENTS

The Owner may make Purchase Payments at such frequency as the Owner elects. The initial Purchase Payment generally must accompany the application, and must be at least $25,000 unless Western Reserve consents to a smaller amount. Subsequent Purchase Payments must be at least $50, unless Western Reserve consents to a smaller amount. The maximum amount of Purchase Payments that may be made in any Contract Year is $1,000,000, unless Western Reserve consents to a larger amount. Western Reserve reserves the right to reject any Purchase Payment for any reason permitted by law. (See "ACCUMULATION PROVISIONS--Purchase Payments" on page 11.)

PARTIAL WITHDRAWAL AND SURRENDER PRIVILEGE

A Contract may be surrendered or portions of the Cash Value may be partially withdrawn at any time prior to the Maturity Date. The Cash Value may not, however, be reduced by any partial withdrawal to less than $25,000. (See "THE CONTRACT ACCUMULATION PROVISIONS -- Partial Withdrawals and Surrenders" on page 15.) For Qualified Contracts issued under Code Section 403(b), certain restrictions will apply. Moreover, a partial withdrawal or Surrender may have Federal income tax consequences. (See "FEDERAL TAX MATTERS--Qualified Plans" on page 22.)

NO SALES CHARGE


No deductions for sales expenses are made from Purchase Payments or from withdrawals or Surrenders. However, a penalty tax under Code Section 72(q) is currently imposed on withdrawals or Surrenders from Non-Qualified Contracts if such withdrawals or Surrenders are made prior to age 591/2 and other exceptions do not apply. (See "FEDERAL TAX MATTERS" on pages 21-25.)


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, Western Reserve imposes a 1.25% per annum charge against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge" on page 10.) This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.

ANNUAL CONTRACT CHARGE


An Annual Contract Charge of $30 will be deducted annually on the Anniversary and upon any surrender during the Accumulation Period on other than an Anniversary. (See "CHARGES AND DEDUCTIONS--Annual Contract Charge" on page 10.)



ADMINISTRATIVE CHARGE


Western Reserve imposes a daily Administrative Charge equal to an annual rate of 0.15% against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS--Administrative Charge" on page 11.)


PREMIUM TAXES

No deduction is made for premium taxes unless Western Reserve incurs a premium tax under state law. Certain states impose premium taxes ranging up to 3.5% of Purchase Payments. (See "CHARGES AND DEDUCTIONS--Premium Taxes" on page 11.)

CHARGES BY THE FUND


The Fund is subject to certain fees, charges and expenses. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND--WRL Series Fund, Inc." on page 9 and the Prospectus for the Portfolios.)

OTHER CONTRACTS


Western Reserve offers other variable annuity contracts which also invest in the same Portfolios of the Fund. These contracts may have different charges that could affect Sub-Account performance, and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call 1-800-851-9777.


SUMMARY OF CHARGES AND EXPENSES

The following illustrates the charges and deductions under the Contract during the Accumulation Period, as well as the fees and expenses of the Fund.


OWNER TRANSACTION EXPENSES
 Sales Load Imposed on Purchases ...........   None
 Maximum Withdrawal Charge .................   None
 Transfer Charge
  On first 12 transfers each year ..........   None
  On each transfer thereafter ..............   $10.00



ANNUAL CONTRACT CHARGE ...........................   $30.00 Per Contract
SEPARATE ACCOUNT ANNUAL EXPENSES (as a %
 of average Series Account Value)
  Mortality and Expense Risk Charge ..............   1.25%
  Other Account Fees and Expenses
  (See "Administrative Charge," page 10) .........   0.15%
  Total Separate Account Annual Expenses .........   1.40%


--------------------------
Fund Annual Expenses* (as a % of Fund average net assets)




                                          AGGRESSIVE    EMERGING
                                            GROWTH       GROWTH      GROWTH
                                           PORTFOLIO   PORTFOLIO   PORTFOLIO
                                         ------------ ----------- -----------
Management Fees ........................    0.80%       0.80%       0.80%
Other Expenses (after reimbursement) ...    0.16%       0.13%       0.07%
Total Fund Annual Expenses .............    0.96%       0.93%       0.87%



                                                                    VALUE      C.A.S.E.    GLOBAL
                                            GLOBAL     BALANCED     EQUITY      GROWTH     SECTOR
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                         ----------- ----------- ----------- ----------- ----------
Management Fees ........................   0.80%       0.80%       0.80%       0.80%       0.80%
Other Expenses (after reimbursement) ...   0.20%       0.14%       0.09%       0.20%       0.90%
Total Fund Annual Expenses .............   1.00%       0.94%       0.89%       1.00%       1.70%




                                                     STRATEGIC
                                                       TOTAL      GROWTH &     MONEY
                                          BOND         RETURN      INCOME      MARKET
                                      PORTFOLIO***   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                     -------------- ----------- ----------- -----------
Management Fees ....................     0.45%        0.80%       0.75%       0.40%
Other Expenses (after
 reimbursement) ....................     0.14%        0.08%       0.21%       0.08%
Total Fund Annual Expenses .........     0.59%        0.88%       0.96%       0.48%



                                       TACTICAL                                     THIRD         REAL
                                         ASSET                   INTERNATIONAL      AVENUE       ESTATE
                                      ALLOCATION   U.S. EQUITY       EQUITY         VALUE      SECURITIES
                                       PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO**   PORTFOLIO**
                                     ------------ ------------- --------------- ------------- ------------
Management Fees ....................    0.80%        0.80%          1.00%          0.80%         0.80%
Other Expenses (after
 reimbursement) ....................    0.07%        0.50%          0.50%          0.20%         0.20%
Total Fund Annual Expenses .........    0.87%        1.30%          1.50%          1.00%         1.00%


--------------

 * Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance.

 ** Because the Third Avenue Value Portfolio commenced operations on January 2, 1998 and the Real Estate Securities Portfolio commenced operations on May 1, 1998, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.

 *** Effective January 1, 1998, the management fees for the Bond Portfolio were reduced from 0.50% to 0.45% of the Portfolio's average daily net assets. On December 16, 1997, Western Reserve received an Order from the Securities and Exchange Commission (|P`SEC|P') approving the substitution of shares of the Bond Portfolio for shares of the Short-to-Intermediate Government Portfolio. On or about December 16, 1997, the substitution was effected in accordance with the SEC Order. As a result of the substitution, investments in the former Short-to-Intermediate Government Sub-Account were automatically transferred to the Bond Sub-Account and the Short-to-Intermediate Government Sub-Account was liquidated.


The purpose of the preceding Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the Portfolios of the Fund for the fiscal year ended December 31, 1997, except that the "Other Expenses" and "Total Fund Annual Expenses" for the Third Avenue Value and Real Estate Securities Portfolios are estimates. Expenses of the Fund may be higher or lower in the future. Certain states and other governmental entities may impose a premium tax, which the Table does not include. For more information on the charges described in this Table, see "CHARGES AND DEDUCTIONS" on pages 10-11 and the Fund prospectus which accompanies this Prospectus.

WRL Investment Management, Inc. ("WRL Management") has undertaken, until at least April 30, 1999, to pay Fund expenses on behalf of the Portfolios to the extent normal operating expenses of a Portfolio exceed the following percentage of a Portfolio's average daily net assets: 0.70% for the Bond and Money Market Portfolios; 1.00% for the Aggressive

Growth, Emerging Growth, Growth, Global, Balanced, Strategic Total Return, Growth & Income, Tactical Asset Allocation, Value Equity, C.A.S.E. Growth, Third Avenue Value and Real Estate Securities Portfolios; 1.50% for the International Equity Portfolio; and 1.30% for the U.S. Equity Portfolio. No expense limit applies to the Global Sector Portfolio. In 1997, WRL Management, the Fund's Investment Adviser, reimbursed the C.A.S.E. Growth Portfolio in the amount of $50,000, the International Equity Portfolio in the amount of $179,000, and the U.S. Equity Portfolio in the amount of $29,000. Without such reimbursements, the total annual Fund expenses during 1997 for the C.A.S.E. Growth Portfolio, the Interna-tional Equity Portfolio and the U.S. Equity Portfolio would have been 1.13%, 3.12% and 1.49%, respectively. See the Fund's prospectus for a description of the expense limitations applicable to each Portfolio.




EXAMPLES

1. If you surrender or annuitize your Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                    --------   ---------   ---------   ---------
  Aggressive Growth Sub-Account .................      $24        $75      $128        $273
  Emerging Growth Sub-Account ...................       24         74       126         270
  Growth Sub-Account ............................       23         72       123         264
  Global Sub-Account ............................       25         76       130         277
  Balanced Sub-Account ..........................       24         74       127         271
  Strategic Total Return Sub-Account ............       23         72       124         265
  Bond Sub-Account ..............................       21         64       109         235
  Growth & Income Sub-Account ...................       24         75       128         273
  Money Market Sub-Account ......................       19         60       103         224
  Tactical Asset Allocation Sub-Account .........       23         72       123         264
  Value Equity Sub-Account ......................       24         73       124         266
  C.A.S.E. Growth Sub-Account ...................       25         76       130         277
  Global Sector Sub-Account .....................       32         97       164         344
  International Equity Sub-Account ..............       30         91       155         326
  U.S. Equity Sub-Account .......................       28         85       145         307
  Third Avenue Value Sub-Account ................       25         76       130         277
  Real Estate Securities Sub-Account ............       25         76       130         277



THE ABOVE EXAMPLES ASSUME THAT NO TRANSFER CHARGES HAVE BEEN ASSESSED. IN ADDITION, THE EXAMPLES FACTOR IN THE $30 ANNUAL CONTRACT CHARGE BASED ON AN AVERAGE SERIES ACCOUNT VALUE PER CONTRACT OF $82,315, WHICH TRANSLATES THAT CHARGE INTO AN ASSUMED CHARGE AT AN ANNUAL RATE OF 0.04% OF THE SERIES ACCOUNT VALUE.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

DEATH BENEFIT

If the Annuitant is also the Owner or if the Owner is not a natural person, and the Annuitant dies at any time before the Maturity Date, a death benefit will be provided, unless certain elections have been made that would keep the Contract In Force. After the Maturity Date, death benefits will be paid in accordance with the annuity option then in effect. (See THE CONTRACT--"ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 17 and "ANNUITY PROVISIONS--Death Benefits after the Maturity Date" on page 19.)


ANNUITY PAYMENT OPTIONS

Annuity payment options are available under the Contract for distribution of the Annuity Proceeds after the Maturity Date. The Maturity Date may not be earlier than the end of the fifth Contract Year and cannot be deferred beyond the Annuitant reaching Attained Age 90. Subject to these limitations, the default Maturity Date may be changed by the Owner, at any time prior to that date, by delivering a written request to Western Reserve. (See "ANNUITY PROVISIONS--Maturity Date and Selection of Annuity Options" on page 18.)

TRANSFERS

Prior to the Maturity Date, the Owner may transfer any or all of the Annuity Value from a Sub-Account to the Fixed Account, from the Fixed Account to a Sub-Account (subject to certain restrictions), or among the Sub-Accounts. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available for transfers of Annuity Value from the Sub-Accounts.) (See "THE CONTRACT--ACCUMULATION PROVISIONS--

Transfers to and from, and among Allocation Options" on page 13.) Twelve transfers are permitted without charge in a Contract Year. Each additional transfer will be subject to a transfer charge of $10. This charge will not be increased. Certain restrictions apply to transfers from the Fixed Account. Western Reserve may, at any time revoke or modify the transfer privilege. (See "ACCUMULATION PROVISIONS--Transfers to and from, and among Allocation Options" on page 13 and "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 26.)

FIXED ACCOUNT

Fixed Account Values will be held in the general account of Western Reserve and earn interest at no less than the minimum guaranteed rate. The Fixed Account is discussed in the section entitled "THE FIXED ACCOUNT" beginning on page 25.

CONDENSED FINANCIAL INFORMATION


A table that contains the accumulation unit value history of the Contract's Sub-Accounts is presented in Appendix A - Condensed Financial Information.


CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, Western Reserve may disclose in advertisements and sales literature yields and total returns for the Sub-Accounts representing the Accumulation Period under a Contract. In addition, Western Reserve may, on the same basis, advertise the effective yield of the Money Market Sub-Account under a Contract. THESE YIELDS AND TOTAL RETURNS ARE BASED ON THE SUB-ACCOUNTS' HISTORICAL PERFORMANCE ONLY AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For more detailed information about the performance data calculations described below, see the Statement of Additional Information.

YIELD

The yield of the Money Market Sub-Account refers to the annualized income produced by a hypothetical Series Account Value in the Money Market Sub-Account under a Contract over a specified seven day period. The yield calculation assumes that the same amount of income produced for that seven day period is also produced for each seven day period over a fifty-two week period and is shown as a percentage of the hypothetical Series Account Value. The effective yield is calculated similarly but, when annualized, the income earned by the Series Account Value in the Money Market Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment of income. Based on the method of calculation described in the Statement of Additional Information, for the seven-day period ended December 31, 1997, the current yield and effective yield for the Money Market Sub-Account were as follows:




  Current Yield     = 3.88%
  Effective Yield   = 3.96%



The yield of a Sub-Account other than the Money Market Sub-Account (the "other Sub-Account"), refers to the income produced by a hypothetical Series Account Value in the other Sub-Account under a Contract over a specified thirty day period, expressed as a percentage rate of return for that period. The yield is calculated by assuming that the income produced by the investment during that thirty day period is produced each thirty day period over a twelve month period and is shown as a percentage of the Series Account Value. Based on the method of calculation described in the Statement of Additional Information, for the thirty day period ended December 31, 1997, the yield for the Bond Sub-Account was 4.36%.


TOTAL RETURN


The average annual total return of the Sub-Accounts shown below is based upon the actual historical performance of the Sub-Accounts. The calculations represent the performance of a hypothetical initial Purchase Payment of $1,000 over certain stated periods of time. The total return is calculated according to the formula provided in the Statement of Additional Information.


THE STANDARD TOTAL RETURN CALCULATIONS IN THE TABLE BELOW HAVE BEEN REDUCED BY ALL FEES AND CHARGES UNDER THE CONTRACT. Such fees and charges include the Mortality and Expense Risk Charge of 1.25%, the Administrative Charge of 0.15%, and the $30 Annual Contract Charge based on an average Series Account Value of $82,315, which translates into an annual charge of 0.04%. The total return calculations in the table below also assume a complete surrender of the Contract at the end of the period.


THE STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUB-ACCOUNTS SINCE THE INCEPTION OF EACH SUB-ACCOUNT IS:




                                            PERIOD ENDED DECEMBER 31, 1997
                          -------------------------------------------------------------------
                              ONE          THREE          FIVE           FROM       INCEPTION
SUB-ACCOUNT                  YEAR          YEARS          YEARS       INCEPTION       DATE*
-----------------------   ----------   ------------   ------------   -----------   ----------
 Growth                   15.85%       25.03%         12.62%         12.93%        12/3/92
 Bond                      7.59%        8.80%          5.72%          5.91%        12/3/92
 Money Market**            3.80%        3.78%          2.87%          2.84%        12/3/92
 Global                   17.02%       21.37%         18.67%         18.70%        12/3/92
 Emerging Growth          19.69%       26.63%             N/A        18.68%        3/1/93
 Strategic Total
   Return                 20.10%       18.72%             N/A        13.49%        3/1/93
 Aggressive Growth        22.46%       21.97%             N/A        16.11%        3/1/94
 Balanced                 15.43%       14.17%             N/A         8.95%        3/1/94
 Growth & Income          22.87%       18.64%             N/A        12.62%        3/1/94
 Tactical Asset
   Allocation             14.92%           N/A            N/A        15.41%        1/3/95
 C.A.S.E. Growth          13.39%           N/A            N/A        12.72%        5/1/96
 Value Equity             23.26%           N/A            N/A        21.37%        5/1/96
 Global Sector             1.96%           N/A            N/A         4.21%        5/1/96
 International Equity      5.97%           N/A            N/A         5.97%        1/2/97
 U.S. Equity              25.21%           N/A            N/A        25.21%        1/2/97



-----------------------------
 * Commencement of operations of the Sub-Account.
** Yield more closely reflects the current earnings of the Money Market
   Sub-Account than its total return.

Because the Third Avenue Value and Real Estate Securities Sub-Accounts had not yet commenced operations as of December 31, 1997, no performance information is provided for these Sub-Accounts.



OTHER PERFORMANCE DATA
Western Reserve may present the total return data shown above on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different Purchase Payment amounts. NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

Western Reserve may also disclose cumulative total returns and yields for the Sub-Accounts based on the inception date of the Sub-Accounts. These calculations will be determined according to the formulas presented in the Statement of Additional Information.

In addition, Western Reserve may present historic performance data for the Portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.


For instance, as shown in the table below, Western Reserve may disclose average annual total returns for the Portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the Mortality and Expense Risk Charge of 1.25%, the Administrative Charge of 0.15% and the $30 Annual Contract Charge (based on an average Series Account Value of $82,315, the Annual Contract Charge is translated into an annual charge of 0.04%). Such data assumes a complete surrender of the Contract at the end of the period.


THE AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS SINCE THEIR INCEPTION REDUCED BY ALL THE FEES AND CHARGES UNDER THE CONTRACT ARE:



                                      PERIOD ENDED DECEMBER 31, 1997
                   ---------------------------------------------------------------------
                       ONE       THREE      FIVE        TEN        FROM      INCEPTION
PORTFOLIO             YEAR       YEARS      YEARS      YEARS    INCEPTION       DATE
------------------ ---------- ---------- ---------- ---------- ----------- -------------
 Growth***         15.85%     25.03%     12.62%     16.96%     15.96%         10/2/86*
 Bond***            7.59%      8.80%      5.72%     7.41%       6.22%         10/2/86*
 Money
   Market***        3.80%      3.78%      2.87%     3.55%       3.49%         10/2/86*
 Global            17.02%     21.37%     18.67%       N/A      18.70%         12/3/92**
 Emerging
   Growth          19.69%     26.63%        N/A       N/A      18.68%          3/1/93**
 Strategic Total
   Return          20.10%     18.72%        N/A       N/A      13.49%          3/1/93**
 Aggressive
   Growth          22.46%     21.97%        N/A       N/A      16.11%          3/1/94**
 Balanced          15.43%     14.17%        N/A       N/A       8.95%          3/1/94**


                                      PERIOD ENDED DECEMBER 31, 1997
                   ---------------------------------------------------------------------
                       ONE       THREE      FIVE        TEN        FROM      INCEPTION
PORTFOLIO             YEAR       YEARS      YEARS      YEARS    INCEPTION       DATE
------------------ ---------- ---------- ---------- ---------- ----------- -------------
 Growth &
   Income          22.87%     18.64%        N/A       N/A      12.62%          3/1/94**
 Tactical Asset                             N/A
   Allocation      14.92%        N/A                  N/A      15.41%          1/3/95**
 C.A.S.E. Growth   13.39%        N/A        N/A       N/A      18.36%          5/1/95*
 Value Equity      23.26%        N/A        N/A       N/A      21.37%          5/1/96**
 Global Sector      1.96%        N/A        N/A       N/A       4.21%          5/1/96**
 International
   Equity           5.97%        N/A        N/A       N/A       5.97%          1/2/97**
 U.S. Equity       25.21%        N/A        N/A       N/A      25.21%          1/2/97**


-----------------------------
 *  Commencement of operations of the Fund's Portfolio.

 ** Commencement of operations of the Sub-Account.

*** The calculation of total return performance for the Growth, Bond and Money
    Market Sub-Accounts prior to December 3, 1992 reflects deductions for the mortality and expense risk charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Sub-Accounts had actually been in existence since the inception of the Portfolio. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


Because the Third Avenue Value and Real Estate Securities Sub-Accounts had not commenced operations as of December 31, 1997, no performance information is provided for these Sub-Accounts.



SUB-ADVISER PERFORMANCE

The Prospectus for the Fund presents the total returns of certain existing SEC-registered funds that are managed by Sub-Advisers for the Portfolios and that have investment objectives, policies, and strategies substantially similar to those of certain Portfolios ("Similar Sub-Adviser Funds"). NONE OF THE FEES AND CHARGES UNDER THE CONTRACT HAVE BEEN DEDUCTED FROM SUCH SUB-ADVISER PERFORMANCE DATA. IF THOSE FEES AND CHARGES WERE DEDUCTED, THE INVESTMENT RETURNS WOULD BE LOWER. THE SIMILAR SUB-ADVISER FUNDS ARE NOT AVAILABLE FOR INVESTMENT UNDER THE CONTRACT. For more information on Sub-Adviser performance, see the Prospectus for the Fund.


OTHER INFORMATION

Western Reserve may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds, with investment objectives similar to each of the Sub-Accounts. For this purpose, Western Reserve may use as sources of performance comparison such organizations as Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research & Data Service ("VARDS"), CDA Investment Technologies, Inc. ("CDA") and Morningstar,

Inc. ("Morningstar") or other services, companies, individuals or other industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S PERSONAL FINANCE AND FORTUNE. Lipper, VARDS, CDA and Morningstar are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS and CDA rankings compare only variable annuity issuers. The performance analysis prepared by Lipper, VARDS, CDA and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


Western Reserve may also compare, as appropriate, the performance of each Sub-Account in advertising and sales literature to widely used measures of market performance, such as the Standard and Poor's Index of 500 Common Stocks, Dow Jones Industrials Average, Value Line (Arithmetic) Index, CDA/Wiesenberger Long Term Growth Average - VA, Wilshire 5000, Financial Times (FT) World Index Ex-USA, Russell MidCap Growth Index, Lehman Hutton Bond Index, Russell 3000, Morgan Stanley Capital International World Index, FT World Index, Lehman Brothers Government/Corporate Bond Index, Donoghue's Taxable Money Fund Average and others. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

Western Reserve is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


In addition, Western Reserve may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).


PUBLISHED RATINGS

Western Reserve may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"). A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (I.E., debt/ commercial paper). These ratings do not apply to the Series Account, its Sub-Accounts, the Fund, its Portfolios, or to their performance.



WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states and the District of Columbia. The Administrative Office of Western Reserve is located in Largo, Florida; however, the mailing address is P.O. Box 9051, Clearwater, FL 33758-9051. Western Reserve is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is wholly-owned by AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation, which is a publicly traded international insurance group.

WRL SERIES ANNUITY ACCOUNT

The Series Account was established by Western Reserve as a separate account and a unit investment trust on April 12, 1988. The Series Account meets the definition of a "separate account" under the Federal securities laws. The Series Account will receive and invest Net Purchase Payments paid under the Contracts. In addition, the

Series Account may be used for other variable annuity contracts issued by Western Reserve.

Although the assets of the Series Account belong to Western Reserve, Ohio insurance law provides that the assets in the Series Account attributable to variable annuity contracts are not chargeable with liabilities arising out of any other business of Western Reserve. However, the assets of the Series Account are available to cover the liabilities of the general asset account of Western Reserve to the extent that the Series Account's assets exceed the liabilities arising under variable annuity contracts supported by it.


The Series Account is currently divided into eighteen Sub-Accounts, seventeen of which are offered under this Contract. Each Sub-Account invests exclusively in shares of a single Portfolio of the Fund. Income and both realized and unrealized gains or losses from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account or arising out of any other business of Western Reserve. Western Reserve may add, delete or substitute investments held by the Sub-Accounts, and Western Reserve reserves the right to add or remove Sub-Accounts. Western Reserve further reserves the right to change the investment objective of any Sub-Account, subject to applicable law as described in the Statement of Additional Information.



WRL SERIES FUND, INC.

The Series Account currently invests only in shares of the Fund, a series mutual fund that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.



The Fund currently has eighteen Portfolios, seventeen of which are offered under this Contract: Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio, U.S. Equity Portfolio, Third Avenue Value Portfolio and Real Estate Securities Portfolio. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has different investment objectives and policies. Thus, each Portfolio operates as a separate investment vehicle, and the income or losses of one Portfolio are unrelated to that of any other Portfolio.


On or about December 16, 1997, after receiving an Order from the SEC, Western Reserve redeemed shares of the Short-to-Intermediate Government Portfolio held by the Short-to-Intermediate Government Sub-Account and purchased shares of the Bond Portfolio with the proceeds. Immediately following the substitution of shares, the assets of the Short-to-Intermediate Government Sub-Account were transferred to the Bond Sub-Account, thereby consolidating the Short-to-Intermediate Government Sub-Account into the Bond Sub-Account. The Portfolio substitution and Sub-Account consolidation took place at net asset value with no change in the amount of any Owner's death benefit or dollar value of his or her investment in the Series Account. Western Reserve and its affiliates did not receive any compensation or remuneration as a result of this transaction.


WRL Investment Management, Inc. ("WRL Management"), a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Fund and manages the Fund in accordance with policies and guidelines established by the Board of Directors of the Fund.


The name and Sub-Adviser for each Portfolio is stated below. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. More detailed information, including a description of risks and the investment objective of each Portfolio, can be found in the prospectus for the Fund, which should be read carefully before investing.

AGGRESSIVE GROWTH PORTFOLIO: Sub-Adviser--Fred Alger Management, Inc.

EMERGING GROWTH PORTFOLIO: Sub-Adviser--Van Kampen American Capital Asset Management, Inc.

GROWTH PORTFOLIO: Sub-Adviser--Janus Capital Corporation

GLOBAL PORTFOLIO: Sub-Adviser--Janus Capital Corporation

BALANCED PORTFOLIO: Sub-Adviser--AEGON USA Investment Management, Inc.


STRATEGIC TOTAL RETURN PORTFOLIO: Sub-Adviser--Luther King Capital Management Corporation.

BOND PORTFOLIO: Sub-Adviser--AEGON USA Investment Management, Inc.

GROWTH & INCOME PORTFOLIO: Sub-Adviser--Federated Investment Counseling

MONEY MARKET PORTFOLIO: Sub-Adviser--J.P. Morgan Investment Management Inc.


TACTICAL ASSET ALLOCATION PORTFOLIO: Sub-Adviser--Dean Investment Associates

VALUE EQUITY PORTFOLIO: Sub-Adviser--NWQ Investment Management Company, Inc.

C.A.S.E. GROWTH PORTFOLIO: Sub-Adviser--C.A.S.E. Management, Inc.

GLOBAL SECTOR PORTFOLIO: Sub-Adviser--Meridian Investment Management
Corporation

INTERNATIONAL EQUITY PORTFOLIO: Co-Sub-Advisers--
Scottish Equitable Investment Management Limited and GE Investment Management Incorporated


U.S. EQUITY PORTFOLIO: Sub-Adviser--GE Investment Management Incorporated

THIRD AVENUE VALUE PORTFOLIO: Sub-Adviser--EQSF Advisers, Inc.

REAL ESTATE SECURITIES PORTFOLIO: Sub-Adviser--J.P. Morgan Investment Management Inc.


Shares of Portfolios of the Fund are also sold through different variable annuity contracts offered through the Series Account. In addition to the Series Account, shares of certain Portfolios of the Fund are sold to the WRL Series Life Account, a separate account established by Western Reserve for its variable life insurance policies, the PFL Endeavor Variable Annuity Account, PFL Platinum Variable Annuity Account, and PFL Variable Annuity Account A, separate accounts of PFL Life Insurance Company, the AUSA Endeavor Variable Annuity Account and the AUSA Series Life Account, separate accounts of AUSA Life Insurance Company, Inc., all affiliates of Western Reserve.

Shares of the Fund may in the future be sold to other separate accounts, including separate accounts established for variable life insurance policies or variable annuity contracts issued by Western Reserve or its affiliates. It is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Western Reserve nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, it should take. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.


CHARGES AND DEDUCTIONS
Certain charges will be deducted in connection with the Contracts to compensate Western Reserve for (1) administering the Contracts; (2) assuming certain risks in connection with the Contracts; and (3) incurring expenses in distributing the Contracts. The nature and amount of these charges are described more fully below.

NO SALES CHARGE

No deductions for sales expenses are made from Purchase Payments or from withdrawals or Surrenders. However, any Surrender or partial withdrawal may be subject to tax, and the Owner should, therefore, consult with his or her tax advisor before requesting any Surrender or partial withdrawal. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on page 21 and "--Qualified Plans" on page 22.)

Western Reserve will cover certain sales expenses it advances, including the cost of printing prospectuses and sales literature and any advertising costs, from its general account assets.

TRANSFER CHARGE

After twelve free transfers of Annuity Value among the Sub-Accounts during any one Contract Year, each additional transfer will be subject to a Transfer Charge of $10, which will be deducted from the amount transferred to compensate Western Reserve for the costs of the transfer. All transfers made on any one day will be considered a single transfer, with any transfer charge allocated equally. The Transfer Charge will not be increased. Western Reserve may, at any time, revoke or modify this transfer privilege.

MORTALITY AND EXPENSE RISK CHARGE


Western Reserve will deduct a daily Mortality and Expense Risk Charge from the Series Account at an annual rate of 1.25% of the average daily net assets of the Series Account. Western Reserve assumes two mortality risks: (1) that the annuity rates under the Contracts cannot be changed to the detriment of Owners even if Annuitants live longer than projected; and (2) Western Reserve may be obligated to pay a death benefit claim in excess of a Contract's Cash Value. (See "ANNUITY PROVISIONS--Improved Annuity Rates" on page 20 and "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 17.) Western Reserve also assumes an expense risk through its guarantee not to increase the charges for issuing and administering the Contracts and the Series Account, regardless of its actual expenses.


This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date. The Mortality and Expense Risk Charge will not be assessed against either the Fixed Account Value or monies that have been applied to purchase a Fixed Account annuity option.

ANNUAL CONTRACT CHARGE

On each Anniversary through the Maturity Date, Western Reserve will deduct an Annual Contract Charge of $30 as partial compensation for the cost of providing administrative services under the Contracts. The Annual Contract Charge is deducted from each Sub-Account and the Fixed Account in proportion to the value each bears to the Annuity Value. If the Annuity Value is Surrendered other than on an Anniversary, a full $30 fee will be deducted.

Western Reserve may reduce the amount of the Annual Contract Charge when sales of Contracts are made to a group of employees of the same employer, employer group or similar group under an arrangement which results in a savings in administrative service expenses.

Even if administrative expenses of the Account increase, Western Reserve guarantees that it will not increase the amount of the Annual Contract Charge.

ADMINISTRATIVE CHARGE

Western Reserve deducts a daily Administrative Charge from values remaining in the Series Account at an annual rate of 0.15% of the average daily net assets of the Series Account for the cost of providing administrative services under the Contracts and the Account. This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.

Western Reserve may reduce the amount of the Administrative Charge when sales of Contracts are made to a group of employees of the same employer, including directors, officers and full-time employees of Western Reserve and its affiliates, employer group or similar party pursuant to a retirement plan or similar arrangement under which Contracts are sold to a group of individuals and such program results in a savings of expenses. The amount of the reduction will depend on factors such as the size of the group, total purchase payments, and other relevant factors that might tend to reduce expenses incurred in connection with such sales. Even if administrative expenses of the Contract and the Account increase, Western Reserve guarantees that it will not increase the amount of the Administrative Charge.

PREMIUM TAXES

Certain states and other governmental entities may impose a premium tax, ranging up to 3.5% of Purchase Payments. If applicable, and if Western Reserve has incurred or reasonably expects to incur expenses in respect of premium taxes, the tax will be deducted, either from the Purchase Payment when received, from amounts partially withdrawn or surrendered, from death benefit proceeds, or from the amount applied to effect an annuity at the time annuity payments commence. Western Reserve will deduct any applicable premium taxes when it incurs them, but reserves the right to defer deduction to a later date as long as such deferral is equitable to Owners.

Premium tax rates are subject to change by the respective state legislatures, administrative interpretations, or judicial acts. The amount of any such tax will depend on, among other things, the Owner's state of residence, the status of Western Reserve in that state, and the insurance tax laws of such state.

DEDUCTIONS FOR OTHER TAXES

Currently, no charge is made to the Series Account for Federal income taxes attributable to the Series Account. Western Reserve may, however, make such a charge in the future subject to obtaining any necessary regulatory approvals. Charges for any other applicable taxes including any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account may also be made. (See "FEDERAL TAX MATTERS--Company Tax Status" on page 21.)

EXPENSES OF THE FUND

Because the Series Account purchases shares of the Portfolios of the Fund, the net assets of the Series Account will reflect the investment management fee and other expenses incurred by the Portfolios of the Fund, as described in the Prospectus for the Fund.


Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund.


Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundreths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.


THE CONTRACT
ACCUMULATION PROVISIONS
PURCHASE PAYMENTS
Owners may make Purchase Payments as frequently as they elect. Purchase Payments after the initial Purchase Payment are payable at Western Reserve's Administrative Office. The initial Purchase Payment generally must accompany the application, and must be at least $25,000 unless Western Reserve consents to a smaller amount. Subsequent Purchase Payments are not required but may be made at any time and in any amount provided that each payment is for a minimum of $50, unless Western Reserve consents to a smaller amount and further provided that total Purchase Payments in any Contract Year do not exceed $1,000,000, unless Western Reserve consents to a larger amount.

As an accommodation to Owners, Western Reserve will accept transmittal of both initial and subsequent Purchase Payments of at least $1,000 by wire transfer. For initial Purchase Payments, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission of an application ("FAXED Application"). Initial Purchase Payments accepted via wire transfer with FAXED Application will be invested at the value next determined following receipt. Initial Purchase Payments made by wire transfer not accompanied by simultaneous FAXED Application, or accompanied by an incomplete FAXED Application, will be retained for a period up to five business days while Western Reserve attempts to obtain the FAXED Application or complete the essential information required to establish the Contract and allocate the initial Purchase Payment at the Accumulation Unit Value which will be determined after receipt of the FAXED Application or information necessary to complete the application. If Western Reserve cannot obtain the FAXED Application or essential information within five business days, Western Reserve will return the initial Purchase Payment to the applicant, unless the applicant consents to allow Western Reserve to retain the initial Purchase Payment until the required FAXED Application or essential information is received. When the FAXED Application contains all information necessary to issue the Contract and allocate the Net Purchase Payment, but the FAXED Application has not been signed by the Owner, Western Reserve will issue the Contract and allocate the Net Purchase Payment as indicated in the FAXED Application. At the same time, Western Reserve will also electronically prepare a new application form, containing the same information received on the FAXED Application, for delivery with the Contract to the Owner. Upon delivery, the Owner will sign the electronically prepared application, which will be retained by Western Reserve.


In the event the original application with original signature is later received and the allocation instructions in that application are, for any reason, inconsistent with those previously designated on the FAXED Application, the initial Purchase Payment will be reallocated in accordance with the allocation instructions in the application with original signature at the Accumulation Unit Value next determined after receipt of such application.

Owners wishing to make payments via bank wire should instruct their banks to wire Federal Funds as follows to:

            Barnett Bank of Pinellas County
            ABA # 063000047
            For credit to: Western Reserve Life
            Account #: 1263627596
            Owner's Name:
            Contract Number:
            Attention: Annuity Accounting
            Fax Number: (813) 588-1620

Western Reserve may reject any application or Purchase Payment for any reason permitted by law.


NET PURCHASE PAYMENTS

The Net Purchase Payment is equal to the Purchase Payment less any premium taxes. (See "Premium Taxes," page 10.) Initial and subsequent Net Purchase Payments are allocated according to the Owner's direction among the Sub-Accounts of the Series Account, to the Fixed Account, or to a combination of both. Western Reserve does not currently require that allocation of Net Purchase Payments to an Account meet a minimum percentage. Western Reserve does reserve the right to limit allocation of Net Purchase Payments to any Account to no less than 10% of each Net Purchase Payment. No fractional percentages are permitted. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available for allocation of Net Purchase Payments.) The Owner or the registered representative/agent of record for the Contract upon instructions from the Owner, may change the allocation of subsequent Purchase Payments at any time upon written notice to Western Reserve, or by telephone by calling Western Reserve's toll-free number, 1-800-851-9777. Western Reserve will employ the same procedures to confirm that such telephone instructions are genuine as it employs regarding transfers among Sub-Accounts and the Fixed Account by telephone. Western Reserve reserves the right to limit such change to once each Contract Year.



Upon allocation to the Series Account, Net Purchase Payments are converted into units of the appropriate Sub-Account based upon the Accumulation Unit Value in that Sub-Account on or following the Valuation Date on which the Purchase Payment is received at Western Reserve's Administrative Office. (See "Accumulation Unit Value" below.) If the Contract application and other information necessary for processing the request to apply the Purchase Payment (collectively "application") are complete upon receipt, Western Reserve will accept the application and apply the initial Net Purchase Payment within two business days of receipt. If it is incomplete, Western Reserve will attempt to have it properly completed within five business days of receipt, and if unable to do so, Western Reserve will inform the prospective purchaser of the reasons that the application is incomplete and request that the prospective purchaser consent to Western Reserve retaining the Purchase Payment until the application is properly completed. If such consent is not obtained, Western Reserve will immediately return the entire Purchase Payment. Once the application is complete, Western Reserve will accept it and apply the initial Net Purchase Payment within two (2) business days.


ACCUMULATION UNIT VALUE

The Accumulation Unit Value will vary from one Valuation Period to the next depending on the investment results experienced by each Sub-Account. When each Sub-Account was first established, the initial Accumulation Unit Value for the Sub-Account was arbitrarily set at $10. The Accumulation Unit Value for each Sub-Account at the end of a Valuation Period is the result of:

1. The total value of the assets held in the Sub-Account. This value is determined by multiplying the number of shares of the designated Fund Portfolio owned by the Sub-Account times the Portfolio's net asset value per share; minus

2. The accrued daily percentage for the Administrative Charge and Mortality and Expense Risk Charge multiplied by the net assets of the Sub-Account; minus

3. The accrued amount of reserve for any taxes that are determined by Western Reserve to have resulted from the investment operations of the Sub-Account; divided by

4. The number of outstanding units in the Sub-Account.

The Mortality and Expense Risk Charge is deducted at an annual rate of 1.25% of net assets for each day in the

Valuation Period and compensates Western Reserve for certain mortality and expense risks. The Administrative Charge is deducted at an annual rate of 0.15% of net assets for each day in the Valuation Period and compensates Western Reserve for certain administrative expenses. (See "CHARGES AND DEDUCTIONS-- Mortality and Expense Risk Charge" on page 10 and "-- Administrative Charge" on page 11.) The Accumulation Unit Value may increase, decrease, or remain the same from Valuation Period to Valuation Period.


COMPUTING SUB-ACCOUNT VALUE

At the end of any Valuation Period, a Sub-Account's value is equal to the number of units that the Contract has in the Sub-Account, multiplied by the Accumulation Unit Value of that Sub-Account.

The number of units that a Contract has in each Sub-Account is equal to:

1. The initial units purchased on the Contract Date; plus

2. Units purchased at the time additional Net Purchase Payments are allocated to the Sub-Account; plus

3. Units purchased through transfers from another Sub-Account or the Fixed Account; minus

4. Any units that are redeemed to pay for partial withdrawals; minus

5. Any units that are redeemed as part of a transfer to another Sub-Account or the Fixed Account; minus

6. Any units that are redeemed to pay the Annual Contract Charge, any premium taxes and any Transfer Charge.

PORTFOLIO SHARE NET ASSET VALUE. The net asset value per share of shares of the Fund is determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m. Eastern time), on each day the Exchange is open.

TRANSFERS TO AND FROM, AND AMONG ALLOCATION OPTIONS


Before the Maturity Date, the Owner may, at any time, transfer amounts among Sub-Accounts or from Sub-Accounts to the Fixed Account. (For Contracts issued in the States of New Jersey and Washington, the Fixed Account is not available to receive Annuity Value transferred from the Sub-Accounts.) Transfers may also be made from the Fixed Account to the Sub-Accounts, subject to certain restrictions. (See "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 26.) Transfers are not available if the Owner has elected Dollar Cost Averaging, the Asset Rebalancing Program or Systematic Partial Withdrawals.


The amount available for transfer from any Sub-Account or the Fixed Account is determined at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. As explained in the previous paragraph, the net asset value for each share of the corresponding Portfolio of any Sub-Account is determined, once daily, as of the close of the regular business session of the Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, any transfer request received after the close of the regular business session, on any day the Exchange is open for business will be processed utilizing the net asset value for each share of the applicable Portfolio determined as of the close of the regular business session, on the next day the Exchange is open for business.

The amount available for transfer from the Fixed Account will be determined in the same manner. Owners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve. The registered representative/agent of record for the Contract may, upon instructions from the Owner, make telephone transfers upon request without the necessity for the Owner to have previously authorized telephone transfers in writing. If, for any reason, an Owner does not want the ability to make transfers by telephone, the Owner should provide written notice to Western Reserve. All telephone transfers should be made by calling Western Reserve at the toll-free number: 1-800-851-9777.

Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and Owners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon such telephone instructions, providing written confirmation of such transactions to Owners and/or tape recording of telephone transfer request instructions received from Owners. Western Reserve may, at any time, revoke or modify the transfer privilege. Western Reserve ordinarily will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. Western Reserve currently imposes a $10 charge for each transfer after the first twelve transfers during any Contract Year. (See "CHARGES AND DEDUCTIONS-- Transfer Charge" on page 10.)

Western Reserve or an affiliate may provide administrative or other support services to independent third parties authorized by Owners to conduct transfers on a Policyowner's behalf, or who provide recommendations as to how Sub-Account values should be allocated. This includes, but is not limited to, transferring Sub-Account values among Sub-Accounts in accordance with various investment allocation strategies such third party may employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts. WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES

DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON AN OWNER'S BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES. Western Reserve does not currently charge an Owner any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services by Owners utilizing independent third parties who provide investment allocation and transfer recommendations.

DOLLAR COST AVERAGING

The Owner may direct Western Reserve to automatically transfer specified amounts from the Money Market Sub-Account, the Bond Sub-Account, the Fixed Account or any combination of these Accounts on a monthly basis to a Sub-Account. This service is intended to allow the Owner to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. Western Reserve makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss.


To qualify for Dollar Cost Averaging a minimum of $10,000 must be in each Account from which transfers will be made and at least $1,000, in the aggregate, must be transferred each month, unless Western Reserve consents to a smaller amount. To further qualify for Dollar Cost Averaging from the Fixed Account, no more than one-tenth (1/10) of the amount in the Fixed Account at the commencement of Dollar Cost Averaging can be transferred each month. Other types of transfers from the Fixed Account may also be subject to certain other restrictions. (See "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 26.)


A written election of this service, on a form provided by Western Reserve, must be completed by the Owner in order to begin transfers. The first transfer will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. Once elected, transfers from the Money Market or Bond Sub-Accounts or the Fixed Account will be processed monthly until the entire value of each Account from which transfers are made is completely depleted or the Owner instructs Western Reserve in writing to cancel the monthly transfers. For example, if $15,000 was allocated to the Money Market Sub-Account and $10,000 was allocated to the Bond Sub-Account and transfers of $500 are made each month from each of these Sub-Accounts to the Growth Sub-Account, transfers of $500 per month would continue to be made from the Money Market Sub-Account even though transfers from the Bond Sub-Account had ceased as a result of depletion of value.

There is no charge for Dollar Cost Averaging. However, each transfer which occurs under the Dollar Cost Averaging service will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 10.) Western Reserve reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Owners. Dollar Cost Averaging is not available if the Owner has elected the Asset Rebalancing Program or Systematic Partial Withdrawals.


ASSET REBALANCING PROGRAM

Western Reserve offers a program under which an Owner may authorize Western Reserve to transfer automatically Annuity Value each quarter to maintain a particular percentage allocation among the Sub-Accounts. Annuity Value allocated to the Fixed Account may not be included in the Asset Rebalancing Program. The Annuity Value allocated to each Sub-Account will grow or decline in value at different rates. The Asset Rebalancing Program automatically reallocates the Annuity Value in the Sub-Accounts at the end of each period to match the Contract's currently effective Net Purchase Payment allocation schedule. The Asset Rebalancing Program is intended to transfer Annuity Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high. This investment method does not guarantee gains, nor does it assure that any Sub-Account will not have losses.

To qualify for Asset Rebalancing, a minimum Annuity Value of $25,000 for an existing Contract, or a minimum initial purchase payment of $25,000 for a new Contract is required, unless Western Reserve consents to a smaller amount. To participate in the Asset Rebalancing Program, a properly completed Asset Rebalancing Request Form must be received by Western Reserve at its Administrative Office. An Asset Rebalancing Request Form is available upon request.

Owners may elect rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Contract Date. Following receipt of the Asset Rebalancing Request Form, Western Reserve will effect the initial rebalancing of Annuity Value on the next such anniversary, in accordance with the Contract's current Net Purchase Payment allocation schedule. The amounts transferred will be credited at the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Stock Exchange is closed, rebalancing will occur on the next day the New York Stock Exchange is open. There is no charge for the Asset Rebalancing Program. However, each reallocation which occurs under the Asset Rebalancing Program will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 10.)

An Owner may terminate participation at any time in the Asset Rebalancing Program by verbal or written request to Western Reserve's Administrative Office. Participation in the Asset Rebalancing Program will terminate automatically if any transfer is made to, or from, any Sub-Account, other than on account of a scheduled rebalancing. If an Owner wishes to resume the Asset Rebalancing Program after it has been canceled, a new Asset Rebalancing Request Form must be completed and sent to Western Reserve's Administrative Office. Owners may start and stop participation in the Asset Rebalancing Program at any time; however, Western Reserve reserves the right to restrict entry into the Asset Rebalancing Program to once per Contract Year. The Asset Rebalancing Program is available only during the Accumulation Period, and is not available if the Owner has elected Dollar Cost Averaging or Systematic Partial Withdrawals.

Western Reserve may discontinue, modify, or suspend the Asset Rebalancing Program at any time.

PARTIAL WITHDRAWALS AND SURRENDERS


1. PARTIAL WITHDRAWALS. Prior to the earlier of the Maturity Date or the death of the Annuitant (when no Contingent Annuitant has been named), the Owner may partially withdraw a portion of the Series Account Value upon written request, complete with all necessary information, to Western Reserve's Administrative Office. Unless Western Reserve consents, no partial withdrawal is permitted if the Cash Value would be reduced below $25,000. No partial withdrawals from the Fixed Account may be made without the consent of Western Reserve. (See "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 26.) All requests for partial withdrawals are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the request by Western Reserve at its Administrative Office. Western Reserve will cancel units equal to the amount requested from each Sub-Account and will pay the partial withdrawal amount requested less any applicable premium taxes. (See "CHARGES AND DEDUCTIONS--Premium Taxes" on page 11.) The Sub-Accounts for a partial withdrawal may be specified and the amount requested to be withdrawn from each specified Sub-Account may not exceed the value of that Sub-Account. If not specified, the amount requested will be withdrawn on a pro rata basis from each Sub-Account. Generally, the properly completed request must contain the Owner's original signature for processing of the withdrawal to begin. In certain emergency circumstances as determined by Western Reserve, processing will begin upon receipt of a properly completed faxed request.


2. SYSTEMATIC PARTIAL WITHDRAWALS. The Owner may elect in writing on a form provided by Western Reserve to make partial withdrawals from the Series Account, in equal monthly payments ("Systematic Partial Withdrawals") of at least $200 per month. The first withdrawal will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. If Systematic Partial Withdrawals are elected at the time of application for a Contract, a minimum initial Purchase Payment of at least $25,000 must accompany the application, unless Western Reserve consents to a smaller amount. A subsequent election is subject to the Contract then having a minimum of $25,000 of Cash Value, unless Western Reserve consents to a smaller amount. Western Reserve will pay the Systematic Partial Withdrawal amount requested and cancel units equal to the amount withdrawn from the Sub-Accounts in the same manner as the current Net Purchase Payment allocation instructions, except no Systematic Partial Withdrawals are permitted from the Fixed Account. The amount to be partially withdrawn from each Sub-Account may not exceed the Cash Value of the Sub-Account. Western Reserve will not process a Systematic Partial Withdrawal if the Cash Value for the entire Contract would be reduced below $25,000.


Generally, under a Non-Qualified Contract, Systematic Partial Withdrawals, like other distributions prior to the Maturity Date, are first treated as taxable income to the extent that the Contract Value immediately before a withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. Further, under a Non-Qualified Contract, a 10% Federal income tax penalty may be imposed on the taxable portion of a Systematic Partial Withdrawal made prior to the Owner's age 591/2, unless certain exceptions apply. The Owner should, therefore, consult with his or her tax advisor before requesting any Systematic Partial Withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on page 21.)


Systematic Partial Withdrawals are not available if the Owner has elected Dollar Cost Averaging or the Asset Rebalancing Program. Systematic Partial Withdrawals may be discontinued by the Owner at any time by notifying Western Reserve in writing. Western Reserve reserves the right to discontinue offering Systematic Partial Withdrawals upon 30 days' written notice to Owners.


3. SURRENDERS. The Owner may completely surrender the Contract at any time prior to the Maturity Date. All requests for Surrender are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the Surrender request by Western Reserve at its Administrative Office. Western Reserve will deduct the $30 Annual Contract Charge and any applicable premium taxes from the Surrender proceeds. A properly completed Surrender request must contain the Owner's original signature. No exceptions will be made by Western Reserve for faxed requests.


4. PARTIAL WITHDRAWALS AND SURRENDERS. The amount of any partial withdrawal or Surrender will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at Western Reserve's Administrative Office, except that Western Reserve reserves the right to defer the right of partial withdrawal or Surrender under certain circumstances. (See "OTHER MATTERS RELATING TO THE CONTRACT--Contract Payments" on page 20.) Under Non-Qualified Contracts, Western Reserve will withhold from each partial withdrawal, systematic partial withdrawal or Surrender for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld. When Western Reserve incurs extraordinary charges, such as overnight mail expenses, for expediting delivery of a partial withdrawal or Surrender payment to a Contract Owner, Western Reserve will deduct such charges from the payment. The current charge for overnight delivery is $20. For the protection of Owners, all requests for partial withdrawals or Surrenders of more than $100,000, or where the partial withdrawal or Surrender proceeds are to be sent to an address other than the address of record, will require a signature guarantee. All required guarantees of signatures must be made by a national or state bank, a member firm of a national stock exchange or any other institution which is an eligible guarantor institution as defined by rules and regulations of the SEC. If the Owner is a corporation, partnership, trust or fiduciary, evidence of the authority, satisfactory to Western Reserve, of the person seeking redemption is required before the request for withdrawal is accepted, including withdrawals under $100,000. For additional information, Owners may call Western Reserve at 1-800-851-9777. Partial withdrawals and Surrenders may be subject to tax including a Federal income tax penalty. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on pages 21-22.) For certain Qualified Contracts, a partial withdrawal may require the consent of the Owner's spouse under the Code and the regulations promulgated thereunder by the Treasury Department (the "Treasury Regulations"). (See "FEDERAL TAX MATTERS--Qualified Plans" on pages 22-24.) For Qualified Contracts issued under Code Section 403(b) and Contracts issued under the Texas Optional Retirement Program, certain restrictions will apply. (See "FEDERAL TAX MATTERS--Qualified Plans" on pages 22-24.)



CONTRACT LOANS FOR 401(A), 401(K), AND 403(B)
CONTRACTS

After the ten day Right to Examine Contract Period and during the Accumulation Period, (1) Owners of Contracts used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Code, if the TSA Plan is not subject to the Employee Retirement Income Security Act of 1974, and (2) Owners of Contracts purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Code (a "401 Plan"), including a Section 401(k) plan, where a plan trustee is the Owner, may elect a Contract loan endorsement under which the Owner can receive Contract loans. The availability of Contract loans will also be governed by the provisions of the TSA Plans or 401 Plans involved. An Owner of a Contract used in connection with a TSA Plan or 401 Plan may be subject to income tax or tax penalties if loans from the plan are not repaid in accordance with applicable provisions of the Code. In addition, Internal Revenue Service authorities suggest that a Contract loan may, at least in certain circumstances, result in adverse tax consequences for the TSA Plan or 401 Plan. Accordingly, a competent tax advisor should be consulted before a Contract loan is requested.

If the Contract loan endorsement is available, the Owner can borrow against the Contract an amount which may not exceed the lesser of (1) 50% of the Annuity Value or (2) $50,000 reduced by the highest outstanding loan balance during the 1-year period ending on the day before the loan date (determined below). However, if the Annuity Value is less than $20,000, the Owner may borrow against the Contract the lesser of (1) 80% of the Annuity Value or (2) $10,000. In all events, the minimum amount that can be borrowed is $1,000. The Owner has the sole responsibility for requesting loans and making loan repayments that comply with applicable tax requirements.

When a loan is made, an amount equal to the loan will be withdrawn from the Sub-Accounts specified by the Owner and transferred to the loan reserve. The loan reserve is part of the Fixed Account used as collateral for any Contract loan. If no Sub-Accounts are specified, the loan will be made from each Sub-Account in proportion to the value each bears to the Annuity Value. Amounts transferred to the loan reserve do not participate in the investment experience of the Sub-Accounts from which they were withdrawn.


All loan requests are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the loan request by Western Reserve at its Administrative Office. The loan request must contain the Owner's original signature for loan processing to begin. In certain emergency circumstances as determined by Western Reserve, processing will begin upon receipt of a properly completed faxed request. The loan date is the date Western Reserve processes the loan request. Under its current procedures, Western Reserve does not charge a fee to cover loan processing and expenses associated with establishment and administration of the loan reserve. However, Western Reserve reserves the right to charge such a fee or change it from time to time. The Contract will be the sole security for the loan. Western Reserve reserves the right to limit the number of loans an Owner may make to one per Contract Year.


On each Contract Anniversary, Western Reserve will compare the amount of the outstanding loan to the amount in the loan reserve. At each such time, if the amount of the outstanding loan (plus any unpaid interest) exceeds the amount in the loan reserve, Western Reserve will withdraw the difference from the Contract's Sub-Accounts and transfer it to the loan reserve, in the same fashion as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, Western Reserve will withdraw the difference from the loan reserve and transfer it to the Sub-Accounts in accordance with the Owner's current payment allocation. However, Western Reserve reserves the right to require the transfer to the Fixed Account if the amount was transferred from the Fixed Account to establish the loan.

If the Contract loan at any time exceeds the Cash Value of the Contract, Western Reserve will mail a notice to the last known address of the Owner and any assignee of record. If the excess amount is not paid within 31 days after mailing of the notice, the Contract will terminate without value.

LOAN INTEREST. Interest on any loan will be at the Contract loan annual rate of 6% in arrears unless, under a 401 Plan, a higher rate is requested by the Owner in a loan application. (See "Repayment of Loans," p. 17.)

Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4% per year. Western Reserve may declare from time to time higher current interest rates. Different current interest rates may be applied to the Fixed Account attributable to the loan reserve than to the rest of the Fixed Account.


REPAYMENT OF LOANS. Principal and interest must be repaid in substantially level quarterly or monthly payments over a 5-year period or, if the loan is used to acquire the Owner's principal residence, a 10, 15, or 20-year period, but such an extended period cannot go beyond the year the Owner attains age 701/2. If a loan installment repayment is not received within 31 days from the installment's original due date, a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the Contract, including any Withdrawal Charge, will take place. Under a Qualified Plan, this distribution may be subject to a Federal income tax penalty, and may cause the Contract to fail to qualify under the Code. (See "FEDERAL TAX MATTERS--Qualified Plans," page 22.)


While the Contract is In Force and during the Accumulation Period, any loan may be repaid in full. IF NOT REPAID, LOANS WILL AUTOMATICALLY REDUCE THE AMOUNT OF ANY DEATH BENEFIT PROCEEDS, THE AMOUNT PAYABLE UPON A PARTIAL WITHDRAWAL OR SURRENDER OF THE CONTRACT AND THE AMOUNT APPLIED ON THE MATURITY DATE TO PROVIDE ANNUITY PAYMENTS.

DEATH BENEFITS DURING THE ACCUMULATION PERIOD

1. GENERAL
In general, if the Annuitant dies during the Accumulation Period and the Owner is a natural person other than the Annuitant, the Owner will automatically become the new Annuitant, the Contract will continue In Force, and no death benefit will be payable to the Beneficiary. If the Annuitant dies during the Accumulation Period and the Owner is either the same individual as the Annuitant or other than a natural person, Western Reserve will pay the death benefit proceeds to the Beneficiary in a lump sum upon receipt of due proof of death unless a written Alternative Election, as described below, is made.

2. AMOUNT OF DEATH BENEFIT PROCEEDS
If the Annuitant dies during the Accumulation Period and the Owner is either the same person as the Annuitant or other than a natural person, the death benefit proceeds, if payable, will be the greater of: (i) the Annuity Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, as described above; or (ii) the excess of (a) the amount of Purchase Payments paid less (b) any amounts partially withdrawn from the Contract to pay for partial withdrawals, increased by 5% on each Contract Anniversary prior to the Owner's age 80 (Annuitant's age 80 if the Owner is not a natural person), up to an amount not to exceed 200% of the Purchase Payments less partial withdrawals.

The Insurance Departments of Missouri, New Jersey, Pennsylvania, South Carolina and Washington have disapproved for Contracts issued in these States that portion of item (ii) of the death benefit provision described in the preceding paragraph which increases the death benefit payable by 5% on each Contract Anniversary. Therefore, for Contracts issued in these States, when the amount of death benefit payable under the Contract is the excess of (a) the amount of Purchase Payments paid less (b) any amount partially withdrawn from the Contract to pay for partial withdrawals, such amount of death benefit will not be increased by 5% on each Contract Anniversary.

3. ALTERNATIVE ELECTIONS
If the Beneficiary is entitled to receive the death benefit proceeds as in 2. above, and is the spouse of the deceased Annuitant, then the spousal Beneficiary may elect to become the new Owner and Annuitant and keep the Contract In Force in lieu of receiving the death benefit proceeds.


If the Beneficiary is not the spouse of the deceased Annuitant and is entitled to receive the death benefit proceeds, the Beneficiary may elect, in lieu of a lump sum payment, one of the following options that provide for complete distribution of the death benefit proceeds and termination of the Contract: (i) within five years of the date of such Annuitant's death; (ii) over the lifetime of the Beneficiary; or (iii) over a period that does not exceed the life expectancy of such Beneficiary, as defined by the Code and the Treasury Regulations. Options (ii) and (iii) may be elected only if the Beneficiary is a natural person and payments start within one year of the date of the Annuitant's death. (For a more detailed explanation of these requirements, see "FEDERAL TAX MATTERS--Additional Considerations" on page 24.) Multiple Beneficiaries may choose individually among any of the three options.

Under options (i) and (iii) above, the Annuity Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, will be adjusted to equal the death benefit proceeds, as described below, and the Contract will remain In Force as a deferred annuity until the end of the elected distribution period.

Under option (i) above, Western Reserve will:

/bullet/ Allow the Beneficiary, at the time of electing (i), to make a partial withdrawal. Further partial withdrawals during the duration of the five-year period are not permitted;


/bullet/ Allow the Beneficiary, at the time of electing (i), to make a "one-time" transfer of Contract values among Sub-Accounts and to the Fixed Account, and transfers from the Fixed Account to the Sub-Accounts;


/bullet/ Deduct the Annual Contract Charge during the duration of the five-year period;

/bullet/ Not apply the Withdrawal Charge in the event of a partial withdrawal upon election of (i), or upon a total distribution of all Contract values during or at the end of the five-year period;

/bullet/ Not allow annuitization during or at the end of the five-year period. Distribution of all Contract values will be made in a lump sum;

/bullet/ In the event of the death of the Beneficiary prior to the end of the five-year period, pay remaining Contract value, according to its value at the time of payment, to the Beneficiary's estate, unless a Contingent Beneficiary has been named by the Owner, in which event payment will be made to the Contingent Beneficiary. The Beneficiary is not entitled to name his or her own beneficiary of the Contract's value.

Under option (ii), the Maturity Date will be changed to the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, and the death benefit proceeds will be used to purchase annuity payments under the annuity provisions of the Contract. (See "ANNUITY PROVISIONS" page 18.)

4. DEATH OF AN OWNER WHO IS NOT AN ANNUITANT
If an Owner is not the same individual as the Annuitant and dies before the
Annuitant:

(a) If no Successor Owner has been named or, if named, is no longer alive, the Owner's estate will become the new Owner. The Cash Value must be distributed within five years of the former Owner's death; or


(b) If a Successor Owner has been named, is alive and is the Owner's spouse, the Contract will continue with the spouse as the new Owner; or

(c) If a Successor Owner has been named, is alive and is not the Owner's spouse, the Successor Owner will become the new Owner. The Cash Value must be distributed either:


(1) within five years of the former Owner's death; or

(2) over the lifetime of the new Owner, if a natural person, with payments beginning within one year of the former Owner's death; or

(3) over a period that does not exceed the life expectancy (as defined by the Internal Revenue Code and Regulations adopted under the Code) of the new Owner, if a natural person, with payments beginning within one year of the former Owner's death.

5. QUALIFIED CONTRACTS
If a Qualified Contract is issued to a retirement plan, similar provisions will apply upon the death of the plan participant. However, the required distribution rules are more complex in the case of a Qualified Contract held by a plan. Plan participants should consult a qualified pension or tax advisor concerning the operation of these rules.


ANNUITY PROVISIONS

MATURITY DATE AND SELECTION OF ANNUITY OPTIONS

Provided the Contract is still In Force, annuity payments will begin on the Maturity Date, which is, for both Non-Qualified Contracts and Qualified Contracts, the Anniversary nearest the Annuitant's Attained Age 90. However, the Owner may change the Maturity Date at any time prior to the Maturity Date by written request. Any new Maturity Date must be at least five years after the Contract Date, and the Attained Age of the Annuitant as of the new Maturity Date cannot be greater than 90. After the Maturity Date, no additional purchase payments, partial withdrawals, transfers, full Surrenders, or change of Annuitants or annuity options may be made under the Contract. The Qualified Contract is designed for use with several types of qualified plans. A tax advisor should be consulted about the use of a Qualified Contract with qualified plans, including the specified minimum distribution rules applicable to such plans.

Annuity Payments will be paid under Option D (described on page 19), with 120 payments guaranteed, unless the Owner elects otherwise. The Owner may change the annuity option by written request at any time prior to the Maturity Date. Thirty days prior to the Maturity Date, Western Reserve will mail to the Owner a notice and a form upon which the Owner can select Allocation Options for the annuity proceeds as of the Maturity Date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a Series Account annuity option is chosen, the Owner must include in the written notice the Sub-Account allocation of the Annuity Proceeds as of the Maturity Date. If Western Reserve does not receive that form or other written notice acceptable to Western Reserve prior to the Maturity Date, the Contract's existing Allocation Options will remain in effect until the Contract terminates. The Owner may also, prior to the Maturity Date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.

The Owner may select one of the Fixed Account annuity options or Series Account annuity options described below or any alternate form of settlement acceptable to Western Reserve. Treasury Regulations may preclude the availability of certain annuity options in connection with certain Qualified Contracts.

Fixed Account annuity options provide equal periodic (monthly, quarterly, semi-annual or annual) payments of a specific amount that Western Reserve guarantees will not change. The amount of the periodic annuity payment will be based on the Annuity Proceeds on the Maturity Date, the annuity option selected (I.E., the form and duration of payments), the age of the Annuitant or Beneficiary (or ages of Co-Annuitants), the sex of the Annuitant (except for certain Qualified Contracts), and the applicable annuity rate shown in the Contract (or a more favorable current rate available under the Contracts on the Maturity Date). The annuity rates shown in the Contract are based on the Society of Actuaries 1983 Table A with projection and an assumed investment rate of 3%. Western Reserve may in its sole discretion increase the amount of a payment or payments once payments begin.


Series Account annuity options (I.E., variable annuity options) are similar to fixed annuity options except that the amount of each periodic payment after the first will vary to reflect the net investment experience of the Sub-Accounts selected by the Owner. The amount of the first annuity payment is determined in the manner described in the Statement of Additional Information for a Series Account annuity option. Under a Series Account annuity option, the Owner applies the Annuity Proceeds to one or more of the seventeen Sub-Accounts designated to support annuity payments by purchasing units issued in connection with one or more of these Sub-Accounts. The number of units purchased is equal to the amount of the first annuity payment allocated to a particular Sub-Account divided by the Annuity Unit Value for that Sub-Account on the Maturity Date.
The number of units of a particular Sub-Account supporting payments to an Annuitant never changes, but the second and subsequent payments will vary with the Annuity Unit Value because each payment will equal the number of units in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. Annuity Proceeds allocated to Series Account annuity options are subject to a daily Mortality and Expense
Risk Charge of 1.25% per annum and a daily Administrative Charge of 0.15% per annum.


The Annuity Unit Value for a Sub-Account, designated to support annuity payments, is first calculated in the same manner as the Accumulation Unit Value corresponding to the same Portfolio would be calculated (see "THE CONTRACT -- ACCUMULATION PROVISIONS," page 11), and then is adjusted to reflect a 5% assumed investment return. The adjustment results in the Annuity Unit Value increasing to the extent that the net investment factor increases at greater than an annual rate of 6.4%. It results in the Annuity Unit Value decreasing to the extent that the net investment factor decreases or increases at less than an annual rate of 6.4%. Consequently, if, for a monthly periodic payment, the net investment experience of a Sub-Account for a given month exceeds an annual rate of 6.4%, the monthly payment from that Sub-Account will be greater than the previous payment. Likewise, if the net investment experience for that month is less than an annual rate of 6.4%, the payment will be less than the previous payment.


FIXED ACCOUNT ANNUITY OPTIONS

The following options are available for payment of fixed account monthly annuity payments.

OPTION A--FIXED INSTALLMENTS. The Annuity Proceeds will be paid in equal installments over a fixed period of 5, 10, 15, or 20 years or any other fixed period acceptable to Western Reserve.

OPTION B--LIFE INCOME. The Annuity Proceeds will be paid in equal installments:
(1) during the lifetime of the Annuitant only ("Life Annuity"); (2) during a 10 year fixed period certain and for the remaining lifetime of the Annuitant ("Certain Period"); or (3) until the sum of installments paid equals the Annuity Proceeds applied and for the remaining life of the Annuitant ("Installment Refund").

OPTION C--JOINT AND SURVIVOR LIFE INCOME. The Annuity Proceeds will be paid during the joint lifetimes of the Annuitant and a designated Co-Annuitant and will continue upon the death of the first payee for the remaining lifetime of the survivor.


SERIES ACCOUNT ANNUITY OPTIONS

Under the Series Account annuity options, the Contract's Annuity Proceeds will be used to purchase annuity units of the Sub-Accounts selected by the Owner. The following Series Account annuity options are available:

OPTION D--VARIABLE LIFE INCOME. The Annuity Proceeds will be paid in installments determined in accordance with the table set forth in the Contract. Such installments are payable (1) during the payee's lifetime only ("Variable Life Annuity"); or (2) during a 10 year fixed period certain and for the payee's remaining lifetime ("Variable Certain Period").

OPTION E--VARIABLE JOINT AND SURVIVOR LIFE INCOME. The Annuity Proceeds will be paid in installments during the joint lifetime of two payees and continuing upon the death of the first payee for the remaining lifetime of the survivor.


DEATH BENEFITS AFTER THE MATURITY DATE

The death benefit, if any, payable after the Maturity Date and after the commencement of annuity payments depends upon the annuity option selected. If a payee dies on or after the commencement of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the payee's death. (For additional information about death benefit payments under the Contract, see "THE CONTRACT -- ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 17.)

IMPROVED ANNUITY RATES

Western Reserve may offer improved annuity rates to Owners if, at the Maturity Date, it is offering annuity contracts of the same type and class as the Contract with more favorable rates than those contained in the Contract's income tables.

PROOF OF AGE, SEX, AND SURVIVAL

Western Reserve may require proper proof of age and sex of any Annuitant or Co-Annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the Annuitant or Co-Annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in sex of any payee, annuity payments will be determined using unisex rates.


OTHER MATTERS RELATING TO THE CONTRACT
CHANGES IN PURCHASE PAYMENTS
The Owner may change the amount and the mode of the anticipated Purchase Payment pattern specified in the Contract if agreed to by Western Reserve.

RIGHT TO EXAMINE CONTRACT


An Owner may, within ten (10) days of receipt of the Contract (the "Free-Look Period"), return it to Western Reserve at its Administrative Office, and obtain a refund equal to the sum of: (1) the Purchase Payments received; plus (or minus) (2) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. Certain states require a Free-Look Period longer than ten days, either for all Contract Owners or for certain classes of Contract Owners. The Owner bears the investment risk during the Free-Look Period. Certain states require Western Reserve to refund the Purchase Payment, which may be greater or less than the amount computed above. In these states, Western Reserve bears the investment risk during the Free-Look Period. The specific terms applicable to a particular Contract will be set forth in the "Right to Examine Contract" provision of that Contract.


CONTRACT PAYMENTS

All payments under the Contract will be paid in one sum unless the Owner elects otherwise. Western Reserve reserves the right to suspend or postpone the right of partial withdrawal and Surrender or postpone the date of payment for any period: (1) the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Owners; or (3) an emergency exists, as determined by the SEC, as a result of which valuation or disposal of securities is not reasonably practicable. Transfers may also be postponed under these circumstances.

Payments of any amounts derived from Purchase Payments paid by check or bank draft may be delayed until the check or bank draft has cleared the payor's bank.

OWNERSHIP

The Owner is the person entitled to exercise all rights under the Contract. Prior to the Maturity Date, the Owner is the person designated on the Contract Schedule Page or as subsequently named. These rights may be subject to the consent of any assignee or irrevocable Beneficiary.

A Successor Owner can be named in the application for the Contract or by notifying Western Reserve in writing. If the Owner is not the Annuitant, the Successor Owner will become the new Owner of the Contract upon the death of the Owner prior to the death of the Annuitant. (See "THE CONTRACT--ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period--4. Death of an Owner Who is Not an Annuitant," on page 18.)

With regard to Non-Qualified Contracts, ownership of the Contract may be changed or the Contract collaterally assigned at any time during the lifetime of the Annuitant and prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. The assignment of a Contract will be treated as a distribution of the Annuity Value for Federal tax purposes. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on pages 21-22.) Any change of ownership or assignment must be made in writing and accepted by Western Reserve, and, if accepted, will be effective as of the date accepted by Western Reserve. Western Reserve assumes no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any change of ownership or assignment.

Changing the Owner or naming a new Successor Owner cancels any prior designation of Successor Owner, but it does not change the Beneficiary or Annuitant.

With regard to Qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, or even prohibition under the Code, and must also be permitted under the terms of the underlying retirement plan.

ANNUITANT

The Annuitant is the person named in the application to receive annuity payments. If no person is so named, the Owner will be the Annuitant. As of the Maturity Date, and upon agreement with Western Reserve, the Owner may elect a different Annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the Maturity Date, the Annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY

The Beneficiary is the person or persons named in the application or as subsequently changed. The Beneficiary may be changed during the lifetime of the Annuitant, subject to the rights of any irrevocable Beneficiary. Any change must be made in writing and received at Western Reserve's Administrative Office and, if accepted, will be effective as of the date on which signed by the Owner. Western Reserve assumes no liability for any payments made or actions taken before the change is received and shall not be responsible for the validity or effect of the change. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Owner, if living, or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a Beneficiary.

Unless Western Reserve receives written notice from the Owner to the contrary, no Beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any Beneficiary's creditors.

MODIFICATION OR WAIVER

The contract and the application constitute the entire Contract. Only statements in the application can be used to void the Contract or defend a claim. The statements are considered representations and not warranties. No Contract provision can be waived or changed except by endorsement. Only the President or Secretary of Western Reserve can agree to change or waive any provision of the Contract.

The Contract may not be modified by Western Reserve without the consent of the Owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the Contract.


FEDERAL TAX MATTERS
INTRODUCTION
The Contracts are designed for use by individuals to accumulate Annuity Value and may be used by retirement plans, regardless of whether the plans qualify for special Federal income tax treatment. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depends on Western Reserve's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Western Reserve's understanding of the Federal income tax laws as they are currently interpreted. Western Reserve makes no representations regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Portfolios of the Fund.

COMPANY TAX STATUS

Western Reserve is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Because the Series Account is not an entity separate from Western Reserve and its operations form a part of Western Reserve, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and taken into account in determining the Annuity Value. Western Reserve believes that under existing Federal income tax law, the Series Account's investment income, including realized net capital gains, will not be taxed to Western Reserve. Based upon this belief, it is anticipated that no charges will be made against the Series Account for Federal income tax. If any such charge is made, a Contract's Annuity Value will reflect a deduction for the charge. Western Reserve reserves the right to make a deduction from the assets of the Series Account should any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account be imposed with respect to such items in the future.


TAXATION OF ANNUITIES

The following discussion assumes the Contract will qualify as an annuity contract for Federal income tax purposes.

1. IN GENERAL. Code Section 72 governs taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of distribution is made under the Contract. The exception to this rule is that generally, an Owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the Contract's Annuity Value over the investment in the Contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Annuity Value generally will be treated as a distribution.

2. PARTIAL WITHDRAWALS AND SURRENDERS. In the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender distributed to a participant or Beneficiary under a Qualified Contract (other than a Qualified Contract used in a retirement plan that qualifies for special Federal income tax treatment under section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total Annuity Value. The "investment in the contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

Generally, in the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender under a Non-Qualified Contract before the Maturity Date, amounts received are first treated as taxable income to the extent that the Annuity Value immediately before the partial withdrawal, Systematic Partial Withdrawal, or Surrender exceeds the "investment in the contract" at that time. Any additional amount partially withdrawn, applied to a Systematic Partial Withdrawal, or Surrender is not taxable. In the event of a partial withdrawal or Systematic Partial Withdrawal from, or Surrender of, a Non-Qualified Contract, Western Reserve will withhold for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

3. ANNUITY PAYMENTS. Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Annuity Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable until the recovery of the "investment in the contract," and thereafter the full amount or each Annuity Payment is taxable. If death occurs before full recovery of the "investment in the contract," the unrecovered amount may be deducted on the Annuitant's final tax return.


4. PENALTY TAX ON CERTAIN DISTRIBUTIONS. In the case of a distribution pursuant to a Non-Qualified Contract, a Federal income tax penalty may be imposed equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the Owner attains age 591/2, (2) made as a result of death of the Owner or disability of the taxpayer, or (3) received in substantially equal installments as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.


5. TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full Surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross income.

6. MULTIPLE CONTRACTS. All non-qualified, deferred annuity contracts entered into after October 21, 1988 that are issued by Western Reserve (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, an Owner should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

7. TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS. A transfer of ownership or assignment of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, the selection of certain Maturity Dates, or a change of Annuitant, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.


8. POSSIBLE CHANGES IN TAXATION. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the Federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.



QUALIFIED PLANS


The Qualified Contract is designed for use with several types of qualified retirement plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 591/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, and in certain other circumstances. Therefore, Western Reserve makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract therefor.


1. (A) SECTION 403(B) PLANS. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity poli' cies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 591/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of Purchase Payments (less amounts partially withdrawn) or the Annuity Value. The Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Enhanced Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.


(B) RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAMS. Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.



2. INDIVIDUAL RETIREMENT ANNUITIES. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as a "Traditional Individual Retirement Annuity" or a "Traditional IRA". Traditional IRAs are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into a Traditional IRA on a tax deferred basis. The Service has not reviewed the Contract for qualification as a Traditional IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with Traditional IRA qualification requirements.

3. ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a Traditional IRA. However, there are some differences. First, the contributions are not deductible. The Roth IRA is available to individuals depending on their level of income. The annual amount per individual that may be contributed to all IRAs (Roth and Traditional) is $2,000. In addition, the Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 591/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the Traditional IRA, there are no minimum required distributions during the Owner's lifetime, however, required distributions at death are generally the same.

4. CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and permit self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of Purchase Payments (less amounts partially withdrawn) or the Annuity Value. The Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Enhanced Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

5. DEFERRED COMPENSATION PLANS. Section 457 of the Code, although not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Such plans may permit a participant to specify the form of investment in which his or her participation will be made. In general, for non-governmental plans, such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.


6. DISTRIBUTIONS FROM QUALIFIED PLANS. Under the tax qualification rules for
Section 401(a), 403 (a), 403(b) and 457 plans, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 701/2, or (ii) retires, and must be made in a specified form and manner. If the plan participant is a "five percent owner" (as defined in the Code), or if the plan is a Traditional IRA, distributions generally must begin no later than the date described in (i). Special rules and other restrictions may apply depending on the type of plan and the particular circumstances. Each Owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules, and should consult a qualified tax advisor.

7. RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.


The above description of Federal income tax consequences pertaining to the different types of qualified plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. In addition, the Tax Reform Act has significantly changed a great many rules for qualified plans. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a qualified plan should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

ADDITIONAL CONSIDERATIONS


1. DIVERSIFICATION. Section 817(h) of the Code requires that the investments of the Series Account must be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under
Section 72 of the Code. The Series Account, through the Fund, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817.5, which affect how the Fund's assets may be invested. Western Reserve believes the Series Account will, thus, meet the diversification requirements of Section 817(h). If the Series Account does not meet those diversification requirements, Owners would be taxed currently on any investment income under the Contract.


In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The Treasury Department has stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (I.E., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement further states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of more sub-accounts in which to allocate net purchase payments and Contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in an Owner being treated as the owner of the assets of the Series Account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Western Reserve therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Series Account.


2. DISTRIBUTION-AT-DEATH RULES. The Code also requires Non-Qualified Contracts to contain specific provisions for distribution of the Contract proceeds upon the death of the Owner. In order to be treated as an annuity contract for Federal income tax purposes, the Code requires that such Contract provide that
(a) if any Owner dies on or after the Maturity Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death; and (b) if any Owner dies before the Maturity Date, the entire interest in the Contract must generally be distributed within five (5) years after the Owner's date of death. These requirements will be considered satisfied if the entire interest of the Contract is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The Owner's Beneficiary is the person to whom ownership of the Contract passes because of death and must be a natural person. (In the Contract, the successor owner is the Owner's Beneficiary.) If the Beneficiary is the Owner's surviving spouse, the Contract may be continued with the surviving spouse as the new Owner. Non-Qualified Contracts will be reviewed and modified if necessary to attempt to assure that they comply with the Code requirements when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.


3. WITHHOLDING. Withholding of Federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies Western Reserve of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding. Effective January 1, 1993, certain distributions from Section 401(a), 403(a) and 403(b) plans are subject to mandatory withholding.


4. SECTION 1035 EXCHANGES. Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered Contract was issued prior to August 14, 1982, the tax rules that formerly provided that the Surrender was taxable only to the extent the amount received exceeds the Owner's investment in the Contract will continue to apply to amounts allocable to investment in the Contract before August 14, 1982. In contrast, Contracts issued on or after January 19, 1985 in a Code
Section 1035 exchange are treated as new Contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Code
Section 1035 transactions. Prospective purchasers wishing to take advantage of Code Section 1035 should consult their tax advisors.

5. DIVERSIFICATION AND QUALIFIED PLANS. Code Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described above) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's Qualified Contracts (I.E., the Fund) will be structured to comply with the diversification standards because it serves as the investment vehicle for Non-Qualified Contracts as well as Qualified Contracts.

THE FIXED ACCOUNT
An Owner may allocate Net Purchase Payments and transfer Annuity Value to the Fixed Account, which is part of Western Reserve's general account. The Insurance Departments of the States of New Jersey and Washington have disapproved, for Contracts issued in New Jersey and Washington, the ability both to allocate Net Purchase Payments to the Fixed Account and to transfer Annuity Value from Sub-Accounts of the Series Account to the Fixed Account.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, the general account nor any interests therein are generally subject to the provisions of these acts, and Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Annuity Value allocated to the Fixed Account (the "Fixed Account Value") will be credited with rates of interest, as described below. Because the Fixed Account Value becomes part of Western Reserve's general account, Western Reserve assumes the risk of investment gain or loss on this amount. All assets in the general account are subject to Western Reserve's general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Fixed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. Western Reserve presently credits the Fixed Account Value with current rates in excess of the minimum guarantee, but it is not obligated to do so. Western Reserve has no specific formula for determining current interest rates. Some of the factors that Western Reserve may consider, in its sole discretion, in determining whether to credit interest in excess of the 4% guaranteed rate are: general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors. The Fixed Account Value will not share in the investment performance of the company's general account or any portion thereof. Because Western Reserve, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Fixed Account Value will be credited with different current interest rates.


Western Reserve further guarantees that when a higher or lower current interest rate is declared on an allocation to the Fixed Account Value, that new interest rate will be guaranteed on such allocation for at least a one year period measured from the date of each Purchase Payment or transfer (the "Guarantee Period"). At the end of the Guarantee Period, Western Reserve reserves the right to declare a new current interest rate on such allocation and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account Value on that date). The rate declared on such allocation and accrued interest thereon at the end of each Guarantee Period will be guaranteed again for another Guarantee Period. At the end of any Guarantee Period, any interest credited on the Fixed Account Value in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of Western Reserve. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Allocations from the Fixed Account Value to provide: a) partial withdrawal amounts, b) transfers to the Series Account, or c) the Annual Contract Charge are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

Western Reserve reserves the right to change the method of crediting interest from time to time, provided that such changes will not have the effect of reducing the guaranteed rate of interest below 4% per annum.


For the sale of the Contract to: (a) current and retired directors, officers, full-time employees and agents of Western Reserve and its affiliates; (b) current and retired directors, officers, employees and registered representatives of InterSecurities, Inc. and any broker-dealer which has a sales agreement with InterSecurities, Inc.; (c) any Trust, pension, profit-sharing or other employee benefit plan of any of the foregoing persons or entities; (d) current and retired directors, officers and employees of WRL Series Fund, Inc. and any IDEX mutual fund, and any investment adviser or investment sub-adviser thereto; and (e) any member of a family of any of the foregoing (E.G., spouse, child, sibling, parent or parent-in-law) Western Reserve may, on each Contract Anniversary, credit to the Contract's Fixed Account additional amounts (in addition to the amounts otherwise credited under the Contracts to all Owners) to reflect savings in Contract expenses.



FIXED ACCOUNT VALUE

At the end of any Valuation Period, the Fixed Account Value is equal to:


1. The sum of all Net Purchase Payments allocated to the Fixed Account; plus

2. Any amounts transferred from a Sub-Account to the Fixed Account; plus

3. Total interest credited to the Fixed Account; minus

4. Any amounts withdrawn from the Fixed Account to pay for partial withdrawals; minus

5. Any amounts transferred to a Sub-Account from the Fixed Account; minus

6. Any amounts charged to pay the Annual Contract Charge, premium tax, and transfer charges, if any.



ALLOCATIONS, TRANSFERS AND PARTIAL WITHDRAWALS

Net Purchase Payments and transfers to the Fixed Account will be allocated to the Fixed Account on the first Valuation Date on or following the date Western Reserve receives the payment or transfer request at its Administrative Office, except that any allocation of the initial Net Purchase Payment will take place on the Contract Date.

Transfers may be made from the Fixed Account to a Sub-Account once each Contract Year. The amount that may be transferred is currently the entire amount available in the Fixed Account; however, Western Reserve reserves the right to limit the amount available to be transferred to the greater of (a) 25% of the amount in the Fixed Account, or (b) the amount transferred in the prior Contract Year from the Fixed Account, unless Western Reserve consents otherwise. No transfer charge will apply to transfers from the Fixed Account to a Sub-Account. Amounts may be withdrawn from the Fixed Account for partial withdrawals and Surrenders only upon written request and (other than for Surrenders) only with Western Reserve's consent. Western Reserve further reserves the right to defer payment of transfers, partial withdrawals, or Surrenders from the Fixed Account for up to six months. In addition, Contract provisions relating to transfers, partial withdrawals or Surrenders from the Series Account will also apply to the Fixed Account. Dollar Cost Averaging may be done from the Fixed Account. (See "THE CONTRACT--ACCUMULATION PROVISIONS--Dollar Cost Averaging" on page 14.)


DISTRIBUTION OF THE CONTRACTS


The Contracts will be sold by individuals who, in addition to being licensed as life insurance agents for Western Reserve, are also registered representatives of ISI which has the same address as Western Reserve, an affiliate of Western Reserve and the principal underwriter of the Contracts, or of broker-dealers who have entered into written sales agreements with the principal underwriter. ISI is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as principal underwriter for the Contracts. Western Reserve will generally pay broker-dealers first year sales commissions in an amount no greater than 0.75% (seventy-five one hundredths of one percent) of Purchase Payments. In addition, broker-dealers may receive renewal commissions equal to an amount no greater than 0.75% of the Annuity Value as of each Contract Anniversary, beginning in the second Contract year and each year thereafter, providing the Contract has an Annuity Value of $25,000 or more on each Anniversary. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable Federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker-dealers for their sale of the Contracts. The offering of Contracts will be made on a continuing basis.


VOTING RIGHTS
To the extent required by law, Western Reserve will vote the Fund shares held in the Series Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Sub-Account of the Series Account. Except as required by the 1940 Act, the Fund does not hold regular or special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Western Reserve determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes that an Owner has the right to instruct will be calculated separately for each Sub-Account, and will be determined during the Accumulation Period by dividing the portion of the Annuity Value in that Sub-Account by $100. Fractional shares will be counted. After the Maturity Date, the number of votes that an Annuitant has the right to instruct will be calculated based on the liability for future variable annuity payments. This liability will be calculated on the basis of the mortality assumptions used in determining the number of units purchased by the Annuitant. Because this liability generally declines as any Annuitant ages, the number of votes attributable to that Annuitant will decrease over time.

The number of votes of the Portfolio that the Owner or Annuitant has the right to instruct will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Western Reserve will vote Fund shares as to which no timely instructions are received and Fund shares that are not attributable to Owners in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will reduce the votes eligible to be cast by Western Reserve.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports and other materials relating to the appropriate Portfolio.



LEGAL PROCEEDINGS
Western Reserve, like other life insurance companies, is involved in lawsuits. Western Reserve is not aware of any class action lawsuits naming it as a Defendant or involving the Series Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Western Reserve believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Series Account or Western Reserve.


YEAR 2000 MATTERS
In October 1996, Western Reserve adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. Western Reserve has also engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the Plan.

As of the date of this Prospectus, Western Reserve has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with the appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, Western Reserve's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. See the Fund's prospectus for information on the Fund's preparation for Year 2000.


STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains information and financial statements relating to the Series Account and Western Reserve. The Table of Contents of the Statement of Additional Information is set forth below:

1. Custodian

2. Independent Accountants

3. Legal Matters

4. Calculation of Performance Related Information

5. Addition, Deletion, and Substitution of Investments

6. Calculation of Variable Annuity Payments

7. Financial Statements


Inquiries and requests for a Statement of Additional Information should be directed to Western Reserve Life Assurance Co. of Ohio, P.O. Box 9051, Clearwater, Florida 33758-9051; telephone number 1-800-851-9777.

WRL00028-05/98

                                  APPENDIX A
                        CONDENSED FINANCIAL INFORMATION


                                     FOR THE PERIOD FROM DECEMBER 3, 1992* TO DECEMBER 31, 1992
                                  ----------------------------------------------------------------
                                                                                    NUMBER OF
                                    ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                                   VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                             OF PERIOD             OF PERIOD             OF PERIOD
-------------------------------   --------------------   -------------------   -------------------
 Growth........................          $10.000               $10.240                10,000
 Bond .........................           10.000                10.140                10,000
 Money Market .................           10.000                10.010                10,000
 Global .......................           10.000                10.151                25,000
 Short-to-Intermediate
   Government/dagger/ .........           10.000                10.035                85,000


                                                    YEAR ENDED DECEMBER 31, 1993
                                  ----------------------------------------------------------------
                                                                                    NUMBER OF
                                    ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                                   VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                             OF PERIOD             OF PERIOD             OF PERIOD
-------------------------------   --------------------   -------------------   -------------------
 Growth........................          $10.240               $10.500              1,026,230
 Bond .........................           10.140                11.330                226,139
 Money Market .................           10.010                10.110                250,249
 Global .......................           10.151                13.520                284,919
 Short-to-Intermediate
   Government/dagger/ .........           10.035                10.350                290,792



                                     PERIOD FROM MARCH 1, 1993* TO DECEMBER 31, 1993
                             ----------------------------------------------------------------
                                                                               NUMBER OF
                               ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                              VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                        OF PERIOD             OF PERIOD             OF PERIOD
--------------------------   --------------------   -------------------   -------------------
 Emerging Growth .........          $10.000               $12.350               185,360
 Strategic Total
   Return ................           10.000                11.240               198,616




                                                    YEAR ENDED DECEMBER 31, 1994
                                  ----------------------------------------------------------------
                                                                                    NUMBER OF
                                    ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                                   VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                             OF PERIOD             OF PERIOD             OF PERIOD
-------------------------------   --------------------   -------------------   -------------------
 Growth........................          $10.500               $ 9.493              1,147,749
 Bond .........................           11.330                10.400                176,995
 Money Market .................           10.110                10.319                390,348
 Global .......................           13.520                13.364                614,909
 Short-to-Intermediate
   Government/dagger/ .........           10.350                10.161                232,937
 Emerging Growth ..............           12.350                11.286                292,691
 Strategic Total
   Return .....................           11.240                11.027                426,111




                                       PERIOD FROM MARCH 1, 1994* TO DECEMBER 31, 1994
                               ----------------------------------------------------------------
                                                                                 NUMBER OF
                                 ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                                VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                          OF PERIOD             OF PERIOD             OF PERIOD
----------------------------   --------------------   -------------------   -------------------
 Aggressive Growth .........          $10.000                $9.782                60,775
 Balanced ..................           10.000                 9.339                59,580
 Growth &
   Income ..................           10.000                 9.453                15,890






                                                     YEAR ENDED DECEMBER 31, 1995
                                  ------------------------------------------------------------------
                                                                                      NUMBER OF
                                    ACCUMULATION UNIT       ACCUMULATION UNIT     ACCUMULATION UNITS
                                    VALUE AT BEGINNING        VALUE AT END        OUTSTANDING AT END
SUB-ACCOUNT                             OF PERIOD               OF PERIOD             OF PERIOD
-------------------------------   ---------------------   --------------------   -------------------
 Growth........................   $9.493                  $13.771                1,084,592
 Bond .........................   10.400                   12.613                299,902
 Money Market .................   10.319                   10.728                343,824
 Global .......................   13.364                   16.217                448,926
 Short-to-Intermediate
   Government/dagger/ .........   10.161                   11.376                177,325


                                                     YEAR ENDED DECEMBER 31, 1995
                                  ------------------------------------------------------------------
                                                                                      NUMBER OF
                                    ACCUMULATION UNIT       ACCUMULATION UNIT     ACCUMULATION UNITS
                                    VALUE AT BEGINNING        VALUE AT END        OUTSTANDING AT END
SUB-ACCOUNT                             OF PERIOD               OF PERIOD             OF PERIOD
-------------------------------   ---------------------   --------------------   -------------------
 Emerging Growth ..............   11.286                   16.337                317,098
 Strategic Total
   Return .....................   11.027                   13.555                493,315
 Aggressive Growth ............    9.782                   13.313                300,077
 Balanced .....................    9.339                   11.032                 59,798
 Growth & Income ..............    9.453                   11.676                 47,852



                                 PERIOD FROM JANUARY 3, 1995* TO DECEMBER 31, 1995
                          ----------------------------------------------------------------
                                                                            NUMBER OF
                            ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                           VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                     OF PERIOD             OF PERIOD             OF PERIOD
-----------------------   --------------------   -------------------   -------------------
 Tactical Asset
   Allocation .........          $10.000               $11.843               156,345



                                                    YEAR ENDED DECEMBER 31, 1996
                                  ----------------------------------------------------------------
                                                                                    NUMBER OF
                                    ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                                   VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                             OF PERIOD             OF PERIOD             OF PERIOD
-------------------------------   --------------------   -------------------   -------------------
 Growth........................          $13.771               $16.019              1,302,827
 Bond .........................           12.613                12.455                236,479
 Money Market .................           10.728                11.119                611,099
 Global .......................           16.217                20.427                683,980
 Short-to-Intermediate
   Government/dagger/ .........           11.376                11.608                147,578
 Emerging Growth ..............           16.337                19.152                417,169
 Strategic Total
   Return .....................           13.555                15.372                636,842
 Aggressive Growth ............           13.313                14.500                386,738
 Balanced .....................           11.032                12.045                116,339
 Growth &
   Income .....................           11.676                12.853                 89,874
 Tactical Asset
   Allocation .................           11.843                13.363                484,158




                                      PERIOD FROM MAY 1, 1996* TO DECEMBER 31, 1996
                             ----------------------------------------------------------------
                                                                               NUMBER OF
                               ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                              VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                        OF PERIOD             OF PERIOD             OF PERIOD
--------------------------   --------------------   -------------------   -------------------
 Value Equity ............          $10.00                $11.213               111,054
 Global Sector ...........           10.00                 10.509                30,970
 C.A.S.E. Growth .........           10.00                 10.773                70,977



-----------------------------
/dagger/ Prior to December 17, 1997, the Short-to-Intermediate Government
         Sub-Account was offered for investment under the Contract and, therefore, is included in the Contract's Condensed Financial Information and financial statements. However, the Short-to-Intermediate Government Portfolio is no longer available for investment.
* Commencement of operations for these Sub-Accounts.

                                                 YEAR ENDED DECEMBER 31, 1997
                               ----------------------------------------------------------------
                                                                                 NUMBER OF
                                 ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                                VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                          OF PERIOD             OF PERIOD             OF PERIOD
----------------------------   --------------------   -------------------   -------------------
 Growth ....................          $16.019               $18.568              1,508,691
 Bond ......................           12.455                13.407                381,719
 Money Market ..............           11.119                11.546                564,526
 Global ....................           20.427                23.921                912,775
 Emerging Growth ...........           19.152                22.938                491,050
 Strategic Total
   Return ..................           15.372                18.471                816,107
 Aggressive Growth .........           14.500                17.766                417,755
 Balanced ..................           12.045                13.909                166,665
 Growth & Income ...........           12.853                15.799                153,810
 Tactical Asset
   Allocation ..............           13.363                15.363                747,298
 Value Equity ..............           11.213                13.827                527,232
 Global Sector .............           10.509                10.719                 61,751
 C.A.S.E. Growth ...........           10.773                12.220                146,701




                                         PERIOD FROM JANUARY 2, 1997* TO DECEMBER 31, 1997
                                  ----------------------------------------------------------------
                                                                                    NUMBER OF
                                    ACCUMULATION UNIT     ACCUMULATION UNIT     ACCUMULATION UNITS
                                   VALUE AT BEGINNING        VALUE AT END       OUTSTANDING AT END
SUB-ACCOUNT                             OF PERIOD             OF PERIOD             OF PERIOD
-------------------------------   --------------------   -------------------   -------------------
 International Equity .........         10.000                 10.601                 79,690
 U.S. Equity ..................         10.000                 12.526                237,486



-----------------------------
* Commencement of operations for these Sub-Accounts.

Because the Third Avenue Value Sub-Account did not commence operations until January 2, 1998 and the Real Estate Securities Sub-Account did not commence operations until May 1, 1998, there is no condensed financial information for these Sub-Accounts for the year ended December 31, 1997.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                          WRL SERIES ANNUITY ACCOUNT



                 WRL FREEDOM BELLWETHER/registered trademark/
                    Flexible Payment Variable Accumulation
                           Deferred Annuity Contract


                                   Issued by

                  Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                             Largo, Florida 33770



                           Telephone: 1-800-851-9777
                                   (813) 585-6565






                      STATEMENT OF ADDITIONAL INFORMATION








     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the WRL Freedom Bellwether/registered trademark/ Prospectus, dated May 1, 1998, which is available without charge by contacting Western Reserve Life Assurance Co. of Ohio ("Western Reserve") at P.O. Box 9051, Clearwater, Florida 33758-9051 or at the telephone number above.





                                  May 1, 1998











WRL00029-05/98

                               TABLE OF CONTENTS
                               -----------------



                                                               PAGE
                                                              -----
Custodian ...................................................   3
Independent Accountants .....................................   3
Legal Matters ...............................................   3
Calculation of Performance Related Information ..............   3
Addition, Deletion, and Substitution of Investments .........   5
Calculation of Variable Annuity Payments ....................   6
Financial Statements ........................................   7

                                   CUSTODIAN

     The assets of WRL Series Annuity Account (the "Series Account") are held by Western Reserve. The assets of the Series Account are kept physically segregated and held apart from the general account and any other separate accounts of Western Reserve. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the WRL Series Fund, Inc. (the "Fund"). Additional protection for the assets of the Series Account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $12 million.


                            INDEPENDENT ACCOUNTANTS


     The accounting firm of Price Waterhouse LLP, independent accountants, provided audit services to the Series Account for the year ended December 31, 1997. The principal business address of Price Waterhouse LLP is 1055 Broadway, Kansas City, Missouri 64105. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1997. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.



                                 LEGAL MATTERS

     Sutherland, Asbill & Brennan LLP, Washington, D.C., has provided advice on certain legal matters concerning Federal securities laws in connection with the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President, Associate General Counsel and Assistant Secretary of Western Reserve.


                 CALCULATION OF PERFORMANCE RELATED INFORMATION

     A. YIELD AND EFFECTIVE YIELD QUOTATIONS FOR THE MONEY MARKET SUB-ACCOUNT


     YIELD - The yield quotation set forth in the Prospectus for the Money Market Sub-Account is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

     EFFECTIVE YIELD - The effective yield quotation for this Money Market Sub-Account set forth in the Prospectus is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing Sub-Account having a balance of one unit in the Money Market Sub-Account at the beginning of the period. A hypothetical charge, reflecting deductions from Owner accounts, is subtracted from the balance. The difference is divided by the value of the Sub-Account at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:


             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1}365/7) - 1

     The effective yield is shown at least to the nearest hundredth of one percent.

     HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all Owner accounts in proportion to the length of the base period. Such fees and charges include the $30 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $82,315, which converts that charge to an annual rate of 0.04% of the Series Account Value. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Money Market Sub-Account and the Fund are excluded from the calculation of yield.

   B. TOTAL RETURN AND YIELD QUOTATIONS FOR THE AGGRESSIVE GROWTH, EMERGING GROWTH, GROWTH, GLOBAL, BALANCED, STRATEGIC TOTAL RETURN, BOND, GROWTH & INCOME, TACTICAL ASSET ALLOCATION, VALUE EQUITY, C.A.S.E. GROWTH, GLOBAL SECTOR, INTERNATIONAL EQUITY, U.S. EQUITY, THIRD AVENUE VALUE AND REAL ESTATE SECURITIES SUB-ACCOUNTS

     The total return quotations set forth in the Prospectus for all of these Sub-Accounts, except the Money Market Sub-Account, holding assets for the Contracts during the Accumulation Period are average annual total return quotations for the one, three, five, and ten-year periods (or, while a Sub-Account has been in existence for a period of less than one, three, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Series Account, and for the period from the date the Sub-Accounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                P(1 + T)n = ERV


Where:  P = a hypothetical initial payment of $1,000
        T = average annual total return
        n = number of years
      ERV = ending redeemable value at the end of the particular period of a hypothetical $1,000 payment made at the beginning of the particular period.


For purposes of the total return quotations for all of these Sub-Accounts, except the Money Market Sub-Account, the calculations take into account all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $30 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $82,315, which converts that charge to an annual rate of 0.04% of the Series Account Value. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer charges that may be applicable to a particular Contract.


     The yield quotations for all of these Sub-Accounts except the Money Market Sub-Account representing the accumulation period set forth in the Prospectus is based on the thirty-day period ended on the date of the most recent balance sheet of the Series Account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                        YIELD = 2[( a-bcd  + 1)6 - 1]

Where: a = net investment income earned during the period by the corresponding
           Portfolio of the Fund attributable to shares owned by the Sub-Account
       b = expenses accrued for the period (net of reimbursement) c = the average daily number of units outstanding during the period d = the maximum offering price per unit on the last day of the period


For purposes of the yield quotations for all of the Sub-Accounts except the Money Market Sub-Account, the calculations take into account all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $30 Annual Contract Charge, calculated on the basis of an average Series Account Value per Contract of $82,315, which converts that charge to an annual rate of 0.04% of the Series Account Value. The calculations do not take into account any premium taxes or any transfer charges.

     Premium taxes currently range from 0% to 3.5% of Purchase Payments depending upon the jurisdiction in which the Contract is delivered.


     C. OTHER PERFORMANCE DATA

     Western Reserve may present the total return data stated in the Prospectus on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different Purchase Payment amounts. NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

     Western Reserve may also disclose cumulative total returns and yields for the Sub-Accounts based on the inception date of the Sub-Accounts. These calculations will be determined according to the formulas presented in this Statement of Additional Information.

     In addition, Western Reserve may present historic performance data for the Portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.


     D. ADVERTISING AND SALES LITERATURE


     From time to time Western Reserve may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process Western Reserve may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. Western Reserve may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include lbbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by the Company to be appropriate. Western Reserve may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. Western Reserve may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. Western Reserve may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, Western Reserve may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

     As described in the Prospectus, "Federal Tax Matters - Taxation of Annuities," in general, a Contractowner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the Accumulation Period, as the Annuity Value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, Western Reserve may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.



              ADDITION, DELETION, AND SUBSTITUTION OF INVESTMENTS

     Western Reserve reserves the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held by the Series Account or that the Series Account may purchase. Western Reserve reserves the right to eliminate the shares of any of the Portfolios of the Fund and to substitute shares of another Portfolio of the Fund or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in Western Reserve's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Series Account. Western Reserve will not, however, substitute any shares attributable to an Owner's interest in a Sub-Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law.

     Western Reserve also reserves the right to establish additional Sub-Accounts, each of which would invest in a new Portfolio of the Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Western Reserve. Western Reserve may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions warrant.

     In the event of any such substitution or change, Western Reserve may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act, or, subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.

     Western Reserve reserves the right to change the investment objective of any Sub-Account. Additionally, if required by law or regulation, Western Reserve will not materially change an investment objective of the Series Account or of a Portfolio designated for a Sub-Account unless a statement of the change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile or deemed approved in accordance with such law or regulation.


                   CALCULATION OF VARIABLE ANNUITY PAYMENTS


     Under a Series Account annuity option, the Owner applies his or her Annuity Proceeds (or a portion thereof) on the Maturity Date to one or more of the seventeen Sub-Accounts designated to support annuity payments by purchasing units issued in connection with each Sub-Account selected by the Owner. The Annuity Unit Value of any Sub-Account will increase or decrease in accordance with the investment experience of that Sub-Account. The Annuity Unit Value of any Sub-Account at the end of a Valuation Period is equal to the product of (a) the Annuity Unit Value for that Sub-Account at the end of the immediately preceding Valuation Period, multiplied by (b) the net investment factor for that Sub-Account for the Valuation Period, multiplied by (c) the "assumed investment return adjustment factor" for the Valuation Period.


     The "assumed investment return adjustment factor" for a Valuation Period is the product of discount factors of .99986634 per day, and is designed to recognize the 5% effective annual assumed investment return.

     The net investment factor used to calculate the Annuity Unit Value in each Sub-Account for the Valuation Period is equal to (a) the net result of (1) the net asset value of a Fund share held in that Sub-Account determined as of the end of the current Valuation Period; plus (2) the per share amount of any dividend or capital gain distributions made by the Fund for shares held in that Sub-Account if the ex-dividend date occurs during the Valuation Period; plus or minus (3) a per share charge or credit for any taxes reserved for, which Western Reserve determines to have resulted from the investment operations of the Sub-Account; divided by (b) the net asset value of a Fund share held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; minus (c) a factor representing the mortality and expense risk charge and administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a Fund share held in the Series Account for the Sub-Account.

     DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the Annuity Proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a Maturity Date in the year 2000. Gender based mortality tables will be used unless prohibited by law.


     The amount of the first payment depends upon the adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday at the Maturity Date, adjusted as follows:


Maturity Date     Adjusted Age
---------------   -------------------
  Before 2001     Actual Age
  2001 - 2010     Actual Age minus 1
  2011 - 2020     Actual Age minus 2
  2021 - 2030     Actual Age minus 3
  2031 - 2040     Actual Age minus 4

After the year 2040 as determined by Western Reserve.


     DETERMINATION OF SUBSEQUENT VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the Annuity Unit Value which reflects the investment experience of the selected Sub-Account(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that Sub-Account by the Annuity Unit Value of that Sub-Account on the date the first annuity payment is processed.


                             FINANCIAL STATEMENTS


     The financial statements of Western Reserve which are included in this Statement of Additional Information should be considered only as bearing on the ability of Western Reserve to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Series Account.



     Financial Statements for Western Reserve for the years ended December 31, 1997, 1996 and 1995 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").

                         INDEX TO FINANCIAL STATEMENTS


WRL SERIES ANNUITY ACCOUNT (BELLWETHER, CONQUEROR AND CREATOR VARIABLE
ANNUITIES):


  Report of Independent Accountants dated January 30, 1998

  Statements of assets, liabilities and equity accounts and statements of operations for the year ended December 31, 1997

  Statements of changes in equity accounts for the years ended December 31, 1997 and 1996

  Selected per unit data and ratios for the years ended December 31, 1997, 1996, 1995, 1994 and 1993


  Notes to financial statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO:


  Report of Independent Auditors dated February 27, 1998

  Statutory-Basis balance sheets at December 31, 1997 and 1996

  Statutory-Basis statements of operations for the years ended December 31, 1997, 1996 and 1995

  Statutory-Basis statements of changes in capital and surplus for the years ended December 31, 1997, 1996 and 1995

  Statutory-Basis statements of cash flows for the years ended December 31, 1997, 1996 and 1995


  Notes to Statutory-Basis financial statements

  Statutory-Basis financial statement schedules

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR

                    ----------------------------------------


                       REPORT OF INDEPENDENT ACCOUNTANTS

   To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account--WRL Freedom Bellwether, WRL Freedom Conqueror, and WRL Freedom Wealth Creator Contracts

   In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Bellwether, WRL Freedom Conqueror and WRL Freedom Wealth Creator Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1997, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

   PRICE WATERHOUSE LLP
   Kansas City, Missouri
   January 30, 1998

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
              STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
                              At December 31, 1997
         All amounts (except unit value, units and shares) in thousands

                       ----------------------------------


                                                 MONEY MARKET            BOND               GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................         61,588,977           5,776,333           11,726,698
                                              =================   =================   ==================
   Cost ....................................  $          61,589   $          64,302   $          381,293
                                              =================   =================   ==================
  Investments at net asset value ...........  $          61,589   $          64,361   $          432,061
  Accrued transfers from depositor .........                563                  15                   64
                                              -----------------   -----------------   ------------------
   Total assets ............................             62,152              64,376              432,125
                                              -----------------   -----------------   ------------------
LIABILITIES:
  Accrued transfers to depositor ...........                  0                   0                    0
                                              -----------------   -----------------   ------------------
   Net assets ..............................  $          62,152   $          64,376   $          432,125
                                              =================   =================   ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ...................................   5,382,845.870799    4,801,744.463198    23,272,251.525870
                                              =================   =================   ==================
   Unit value ..............................  $       11.546365   $       13.406842   $        18.568260
                                              =================   =================   ==================
   Contract Owners' equity .................  $          62,152   $          64,376   $          432,125
                                              -----------------   -----------------   ------------------
 Depositor's equity:
   Units ...................................                N/A                 N/A                  N/A
                                              =================   =================   ==================
   Unit value ..............................  $             N/A   $             N/A   $              N/A
                                              =================   =================   ==================
   Depositor's equity ......................  $             N/A   $             N/A   $              N/A
                                              -----------------   -----------------   ------------------
   Total equity ............................  $          62,152   $          64,376   $          432,125
                                              =================   =================   ==================



                                                                        STRATEGIC
                                                    GLOBAL            TOTAL RETURN        EMERGING GROWTH    AGGRESSIVE GROWTH
                                                  SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................          19,531,180           17,846,662           12,670,693          10,144,715
                                              ==================   ==================   ==================   =================
   Cost ....................................  $          351,359   $          241,928   $          226,211   $         150,651
                                              ==================   ==================   ==================   =================
  Investments at net asset value ...........  $          371,939   $          278,847   $          258,072   $         162,769
  Accrued transfers from depositor .........                   0                  508                  658                   0
                                              ------------------   ------------------   ------------------   -----------------
   Total assets ............................             371,939              279,355              258,730             162,769
                                              ------------------   ------------------   ------------------   -----------------
LIABILITIES:
  Accrued transfers to depositor ...........                 427                    0                    0                 368
                                              ------------------   ------------------   ------------------   -----------------
   Net assets ..............................  $          371,512   $          279,355   $          258,730   $         162,401
                                              ------------------   ------------------   ------------------   -----------------
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ...................................   15,530,666.209892    15,124,297.031939    11,279,603.185013    9,141,315.304706
                                              ==================   ==================   ==================   =================
   Unit value ..............................  $        23.921219   $        18.470638   $        22.937836   $       17.765572
                                              ==================   ==================   ==================   =================
   Contract Owners' equity .................  $          371,512   $          279,355   $          258,730   $         162,401
                                              ------------------   ------------------   ------------------   -----------------
 Depositor's equity:
   Units ...................................                 N/A                  N/A                  N/A                 N/A
                                              ==================   ==================   ==================   =================
   Unit value ..............................  $              N/A   $              N/A   $              N/A   $             N/A
                                              ==================   ==================   ==================   =================
   Depositor's equity ......................  $              N/A   $              N/A   $              N/A   $             N/A
                                              ------------------   ------------------   ------------------   -----------------
   Total equity ............................  $          371,512   $          279,355   $          258,730   $         162,401
                                              ==================   ==================   ==================   =================


   The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
              STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
                              At December 31, 1997
         All amounts (except unit value, units and shares) in thousands

                       ----------------------------------


                                                                     GROWTH &         TACTICAL ASSET
                                                 BALANCED             INCOME            ALLOCATION        C.A.S.E. GROWTH
                                               SUB-ACCOUNT       SUB-ACCOUNT (B)        SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................          3,683,285           2,884,424           14,250,304           2,234,881
                                            =================   =================   ==================   =================
   Cost ..................................  $          40,701   $          34,400   $          180,989   $          31,111
                                            =================   =================   ==================   =================
  Investments at net asset value .........  $          44,233   $          36,221   $          193,992   $          31,312
  Accrued transfers from depositor .......                  0                 370                   92                 683
                                            -----------------   -----------------   ------------------   -----------------
   Total assets ..........................             44,233              36,591              194,084              31,995
                                            -----------------   -----------------   ------------------   -----------------
LIABILITIES:
  Accrued transfers to depositor .........                331                   0                    0                   0
                                            -----------------   -----------------   ------------------   -----------------
   Net assets ............................  $          43,902   $          36,591   $          194,084   $          31,995
                                            =================   =================   ==================   =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................   3,156,353.983498    2,315,991.647763    12,633,176.602715    2,618,283.969060
                                            =================   =================   ==================   =================
   Unit value ............................  $       13.908933   $       15.799260   $        15.363005   $       12.219711
                                            =================   =================   ==================   =================
   Contract Owners' equity ...............  $          43,902   $          36,591   $          194,084   $          31,995
                                            -----------------   -----------------   ------------------   -----------------
 Depositor's equity:
   Units .................................                N/A                 N/A                  N/A                 N/A
                                            =================   =================   ==================   =================
   Unit value ............................  $             N/A   $             N/A   $              N/A   $             N/A
                                            =================   =================   ==================   =================
   Depositor's equity ....................  $             N/A   $             N/A   $              N/A   $             N/A
                                            -----------------   -----------------   ------------------   -----------------
   Total equity ..........................  $          43,902   $          36,591   $          194,084   $          31,995
                                            =================   =================   ==================   =================



                                                                                    INTERNATIONAL            U.S.
                                             GLOBAL SECTOR       VALUE EQUITY           EQUITY              EQUITY
                                            SUB-ACCOUNT (C)      SUB-ACCOUNT       SUB-ACCOUNT (D)     SUB-ACCOUNT (D)
ASSETS:
Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................          999,486           7,005,029           1,040,824           2,218,809
                                            ===============   =================   =================   =================
   Cost ..................................  $        10,767   $          86,920   $          11,523   $          27,063
                                            ===============   =================   =================   =================
  Investments at net asset value .........  $        10,360   $          97,403   $          11,140   $          27,146
  Accrued transfers from depositor .......                0                   0                   1                   0
                                            ---------------   -----------------   -----------------   -----------------
   Total assets ..........................           10,360              97,403              11,141              27,146
                                            ---------------   -----------------   -----------------   -----------------
LIABILITIES:
  Accrued transfers to depositor .........               16                 131                   0                 324
                                            ---------------   -----------------   -----------------   -----------------
   Net assets ............................  $        10,344   $          97,272   $          11,141   $          26,822
                                            ===============   =================   =================   =================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units .................................   965,056.817608    7,035,131.859758    1,020,984.488864    2,126,414.461035
                                            ===============   =================   =================   =================
   Unit value ............................  $     10.718516   $       13.826568   $       10.600692   $       12.525559
                                            ===============   =================   =================   =================
   Contract Owners' equity ...............  $        10,344   $          97,272   $          10,823   $          26,634
                                            ---------------   -----------------   -----------------   -----------------
 Depositor's equity:
   Units .................................              N/A                 N/A       30,000.000000       15,000.000000
                                            ===============   =================   =================   =================
   Unit value ............................  $           N/A   $             N/A   $       10.600692   $       12.525559
                                            ===============   =================   =================   =================
   Depositor's equity ....................  $           N/A   $             N/A   $             318   $             188
                                            ---------------   -----------------   -----------------   -----------------
   Total equity ..........................  $        10,344   $          97,272   $          11,141   $          26,822
                                            ===============   =================   =================   =================


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(d) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                            STATEMENT OF OPERATIONS
                      For the year ended December 31, 1997
                            All amounts in thousands

                       ----------------------------------


                                                                          MONEY MARKET         BOND          GROWTH
                                                                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .....................................................       $  3,303        $  2,777        $  2,913
 Capital gain distributions ..........................................              0               0          42,884
                                                                           ----------      ----------      ----------
                                                                                3,303           2,777          45,797
EXPENSES:
 Mortality and expense risk ..........................................            894             584           5,367
                                                                           ----------      ----------      ----------
  Net investment income (loss) .......................................          2,409           2,193          40,430
                                                                           ----------      ----------      ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ..............              0             725           7,041
  Change in unrealized appreciation (depreciation) ...................              0             251           5,897
                                                                           ----------      ----------      ----------
   Net gain (loss) on investments ....................................              0             976          12,938
                                                                           ----------      ----------      ----------
    Net increase (decrease) in equity accounts resulting from operations   $    2,409      $    3,169      $   53,368
                                                                           ==========      ==========      ==========



                                                                                         STRATEGIC        EMERGING    AGGRESSIVE
                                                                           GLOBAL       TOTAL RETURN       GROWTH       GROWTH
                                                                        SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .....................................................  $ 20,771            $6,554              $0       $4,183
 Capital gain distributions ..........................................      23,043          16,769          23,760       10,389
                                                                        ----------        --------        --------     --------
                                                                            43,814          23,323          23,760       14,572
EXPENSES:
 Mortality and expense risk ..........................................       4,461           3,360           3,060        1,859
                                                                        ----------        --------        --------     --------
  Net investment income (loss) .......................................      39,353          19,963          20,700       12,713
                                                                        ----------        --------        --------     --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ..............      10,093           4,086          14,075        3,706
  Change in unrealized appreciation (depreciation) ...................      (5,246)         19,127           4,013        8,243
                                                                        ----------        --------        --------     --------
   Net gain (loss) on investments ....................................       4,847          23,213          18,088       11,949
                                                                        ----------        --------        --------     --------
    Net increase (decrease) in equity accounts resulting from operations$   44,200        $ 43,176        $ 38,788     $ 24,662
                                                                        ==========        ========        ========     ========


   The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                            STATEMENT OF OPERATIONS
                 For the year or period ended December 31, 1997
                            All amounts in thousands

                       ----------------------------------


                                                                                            GROWTH &
                                                                            BALANCED         INCOME
                                                                          SUB-ACCOUNT   SUB-ACCOUNT (B)
INVESTMENT INCOME:
 Dividend income .......................................................     $ 2,274         $ 2,668
 Capital gain distributions ............................................       2,158           2,341
                                                                           ---------       ---------
                                                                               4,432           5,009
EXPENSES:
 Mortality and expense risk ............................................         511             358
                                                                           ---------       ---------
  Net investment income (loss) .........................................       3,921           4,651
                                                                           ---------       ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ................         513             584
  Change in unrealized appreciation (depreciation) .....................         766             526
                                                                           ---------       ---------
   Net gain (loss) on investments ......................................       1,279           1,110
                                                                           ---------       ---------
    Net increase (decrease) in equity accounts resulting from operations   $   5,200       $   5,761
                                                                           =========       =========

                                                                          TACTICAL ASSET
                                                                            ALLOCATION    C.A.S.E. GROWTH
                                                                           SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .......................................................      $ 7,080       $ 2,574
 Capital gain distributions ............................................        7,287             236
                                                                            ---------       ---------
                                                                               14,367           2,810
EXPENSES:
 Mortality and expense risk ............................................        2,310             309
                                                                            ---------       ---------
  Net investment income (loss) .........................................       12,057           2,501
                                                                            ---------       ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ................        2,439             354
  Change in unrealized appreciation (depreciation) .....................        8,073            (429)
                                                                            ---------       ---------
   Net gain (loss) on investments ......................................       10,512             (75)
                                                                            ---------       ---------
    Net increase (decrease) in equity accounts resulting from operations    $  22,569       $   2,426
                                                                            =========       =========



                                                                           GLOBAL SECTOR    VALUE EQUITY
                                                                          SUB-ACCOUNT (C)    SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .......................................................      $475            $  1,069
 Capital gain distributions ............................................          33               165
                                                                              ------          --------
                                                                                 508             1,234
EXPENSES:
 Mortality and expense risk ............................................          92               850
                                                                              ------          --------
  Net investment income (loss) .........................................         416               384
                                                                              ------          --------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ................         147             1,431
  Change in unrealized appreciation (depreciation) .....................        (529)            8,951
                                                                              ------          --------
   Net gain (loss) on investments ......................................        (382)           10,382
                                                                              ------          --------
    Net increase (decrease) in equity accounts resulting from operations      $   34          $ 10,766
                                                                              ======          ========

                                                                           INTERNATIONAL         U.S.
                                                                               EQUITY           EQUITY
                                                                          SUB-ACCOUNT (D)   SUB-ACCOUNT (D)
INVESTMENT INCOME:
 Dividend income .......................................................      $    48           $   903
 Capital gain distributions ............................................            0                81
                                                                              -------           -------
                                                                                   48               984
EXPENSES:
 Mortality and expense risk ............................................           83               145
                                                                              -------           -------
  Net investment income (loss) .........................................          (35)              839
                                                                              -------           -------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ................          164               808
  Change in unrealized appreciation (depreciation) .....................         (383)               83
                                                                              -------           -------
   Net gain (loss) on investments ......................................         (219)              891
                                                                              -------           -------
    Net increase (decrease) in equity accounts resulting from operations      $  (254)          $ 1,730
                                                                              =======           =======



(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.

(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(d) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                              For the year ended
                            All amounts in thousands

                       ----------------------------------


                                                              MONEY MARKET                BOND
                                                               SUB-ACCOUNT             SUB-ACCOUNT
                                                               DECEMBER 31             DECEMBER 31
                                                         ----------------------- -----------------------
                                                             1997        1996        1997        1996
                                                         ----------- ----------- ----------- -----------
OPERATIONS:
  Net investment income (loss) .........................  $  2,409    $  1,540    $  2,193    $  1,599
  Net gain (loss) on investments .......................         0           0         976      (1,938)
                                                          --------    --------    --------    --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     2,409       1,540       3,169        (339)
                                                          --------    --------    --------    --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................    13,128      37,166      27,784       8,367
                                                          --------    --------    --------    --------
  Less cost of units redeemed:
   Administrative charges. .............................        29          18          30          24
   Policy loans ........................................        28         101           7          12
   Surrender benefits ..................................    11,282       8,017       4,268       2,412
   Death benefits ......................................       461         679         327         297
                                                          --------    --------    --------    --------
                                                            11,800       8,815       4,632       2,745
                                                          --------    --------    --------    --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     1,328      28,351      23,152       5,622
                                                          --------    --------    --------    --------
   Net increase (decrease) in equity accounts. .........     3,737      29,891      26,321       5,283
  Depositor's equity contribution (redemption) .........         0           0           0           0
EQUITY ACCOUNTS:
  Beginning of period ..................................    58,415      28,524      38,055      32,772
                                                          --------    --------    --------    --------
  End of period ........................................  $ 62,152    $ 58,415    $ 64,376    $ 38,055
                                                          ========    ========    ========    ========

                                                                  GROWTH
                                                                SUB-ACCOUNT
                                                                DECEMBER 31
                                                         -------------------------
                                                             1997          1996
                                                         ------------ ------------
OPERATIONS:
  Net investment income (loss) .........................  $  40,430    $  16,289
  Net gain (loss) on investments .......................     12,938       20,917
                                                          ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     53,368       37,206
                                                          ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     89,734       98,111
                                                          ---------    ---------
  Less cost of units redeemed:
   Administrative charges. .............................        356          243
   Policy loans ........................................        165          175
   Surrender benefits ..................................     25,016       14,230
   Death benefits ......................................      3,145        1,102
                                                          ---------    ---------
                                                             28,682       15,750
                                                          ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     61,052       82,361
                                                          ---------    ---------
   Net increase (decrease) in equity accounts. .........    114,420      119,567
  Depositor's equity contribution (redemption) .........          0            0
EQUITY ACCOUNTS:
  Beginning of period ..................................    317,705      198,138
                                                          ---------    ---------
  End of period ........................................  $ 432,125    $ 317,705
                                                          =========    =========



                                                                                              STRATEGIC
                                                                     GLOBAL                 TOTAL RETURN
                                                                   SUB-ACCOUNT             SUB-ACCOUNT (A)
                                                                   DECEMBER 31               DECEMBER 31
                                                            ------------------------- -------------------------
                                                                1997         1996         1997         1996
                                                            ------------ ------------ ------------ ------------
OPERATIONS:
  Net investment income (loss) ...........................   $  39,353    $  16,880    $  19,963    $   8,640
  Net gain (loss) on investments .........................       4,847       21,126       23,213        8,201
                                                             ---------    ---------    ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .......................................      44,200       38,006       43,176       16,841
                                                             ---------    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ....................     120,751       88,386       57,079       85,201
                                                             ---------    ---------    ---------    ---------
  Less cost of units redeemed:
   Administrative charges. ...............................         247          146          140           92
   Policy loans ..........................................         132          148           65           78
   Surrender benefits ....................................      19,577        9,451       15,264        6,805
   Death benefits ........................................       1,438          650        1,736          413
                                                             ---------    ---------    ---------    ---------
                                                                21,394       10,395       17,205        7,388
                                                             ---------    ---------    ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ....................................      99,357       77,991       39,874       77,813
                                                             ---------    ---------    ---------    ---------
   Net increase (decrease) in equity accounts. ...........     143,557      115,997       83,050       94,654
  Depositor's equity contribution (redemption) ...........           0            0            0            0
EQUITY ACCOUNTS:
  Beginning of period ....................................     227,955      111,958      196,305      101,651
                                                             ---------    ---------    ---------    ---------
  End of period ..........................................   $ 371,512    $ 227,955    $ 279,355    $ 196,305
                                                             =========    =========    =========    =========


   The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                              For the year ended
                            All amounts in thousands

                       ----------------------------------


                                                              EMERGING GROWTH
                                                                SUB-ACCOUNT
                                                                DECEMBER 31
                                                         -------------------------
                                                             1997         1996
                                                         ------------ ------------
OPERATIONS:
  Net investment income (loss) .........................  $  20,700    $   5,806
  Net gain (loss) on investments .......................     18,088       14,108
                                                          ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     38,788       19,914
                                                          ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     54,227       63,633
                                                          ---------    ---------
  Less cost of units redeemed:
   Administrative charges. .............................        198          128
   Policy loans ........................................        114          109
   Surrender benefits ..................................     12,701        8,246
   Death benefits ......................................        861          590
                                                          ---------    ---------
                                                             13,874        9,073
                                                          ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     40,353       54,560
                                                          ---------    ---------
   Net increase (decrease) in equity accounts. .........     79,141       74,474
  Depositor's equity contribution (redemption) .........          0            0
EQUITY ACCOUNTS:
  Beginning of period ..................................    179,589      105,115
                                                          ---------    ---------
  End of period ........................................  $ 258,730    $ 179,589
                                                          =========    =========

                                                             AGGRESSIVE GROWTH             BALANCED
                                                                SUB-ACCOUNT              SUB-ACCOUNT
                                                                DECEMBER 31              DECEMBER 31
                                                         ------------------------- ------------------------
                                                             1997         1996         1997        1996
                                                         ------------ ------------ ----------- ------------
OPERATIONS:
  Net investment income (loss) .........................  $  12,713    $   1,823    $  3,921     $    585
  Net gain (loss) on investments .......................     11,949        6,050       1,279        1,594
                                                          ---------    ---------    --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     24,662        7,873       5,200        2,179
                                                          ---------    ---------    --------     --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     45,729       36,889      12,830       12,103
                                                          ---------    ---------    --------     --------
  Less cost of units redeemed:
   Administrative charges. .............................        135           70          24           14
   Policy loans ........................................         61          102           0           22
   Surrender benefits ..................................      8,242        4,071       2,303        1,284
   Death benefits ......................................        384          107         535           79
                                                          ---------    ---------    --------     --------
                                                              8,822        4,350       2,862        1,399
                                                          ---------    ---------    --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     36,907       32,539       9,968       10,704
                                                          ---------    ---------    --------     --------
   Net increase (decrease) in equity accounts. .........     61,569       40,412      15,168       12,883
  Depositor's equity contribution (redemption) .........          0            0           0         (218)
EQUITY ACCOUNTS:
  Beginning of period ..................................    100,832       60,420      28,734       16,069
                                                          ---------    ---------    --------     --------
  End of period ........................................  $ 162,401    $ 100,832    $ 43,902     $ 28,734
                                                          =========    =========    ========     ========



                                                                  GROWTH &
                                                                   INCOME
                                                              SUB-ACCOUNT (B)
                                                                DECEMBER 31
                                                         --------------------------
                                                             1997          1996
                                                         ------------ -------------
OPERATIONS:
  Net investment income (loss) .........................  $   4,651     $     822
  Net gain (loss) on investments .......................      1,110           816
                                                          ---------     ---------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................      5,761         1,638
                                                          ---------     ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     13,075         9,551
                                                          ---------     ---------
  Less cost of units redeemed:
   Administrative charges. .............................         18             9
   Policy loans ........................................         14            12
   Surrender benefits ..................................      1,590           811
   Death benefits ......................................        595           241
                                                          ---------     ---------
                                                              2,217         1,073
                                                          ---------     ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     10,858         8,478
                                                          ---------     ---------
   Net increase (decrease) in equity accounts. .........     16,619        10,116
  Depositor's equity contribution (redemption) .........          0          (230)
EQUITY ACCOUNTS:
  Beginning of period ..................................     19,972        10,086
                                                          ---------     ---------
  End of period ........................................  $  36,591     $  19,972
                                                          =========     =========

                                                              TACTICAL ASSET
                                                                ALLOCATION             C.A.S.E. GROWTH
                                                                SUB-ACCOUNT              SUB-ACCOUNT
                                                                DECEMBER 31              DECEMBER 31
                                                         ------------------------- ------------------------
                                                             1997         1996         1997       1996 (C)
                                                         ------------ ------------ ------------ -----------
OPERATIONS:
  Net investment income (loss) .........................  $  12,057    $   3,678     $  2,501    $    200
  Net gain (loss) on investments .......................     10,512        5,793          (75)        640
                                                          ---------    ---------     --------    --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................     22,569        9,471        2,426         840
                                                          ---------    ---------     --------    --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................     58,937       51,801       18,228      11,840
                                                          ---------    ---------     --------    --------
  Less cost of units redeemed:
   Administrative charges. .............................         70           32           12           1
   Policy loans ........................................         36           23            7          11
   Surrender benefits ..................................     11,696        7,426          951         151
   Death benefits ......................................      1,197          514          206           0
                                                          ---------    ---------     --------    --------
                                                             12,999        7,995        1,176         163
                                                          ---------    ---------     --------    --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................     45,938       43,806       17,052      11,677
                                                          ---------    ---------     --------    --------
   Net increase (decrease) in equity accounts. .........     68,507       53,277       19,478      12,517
  Depositor's equity contribution (redemption) .........          0            0          (25)         25
EQUITY ACCOUNTS:
  Beginning of period ..................................    125,577       72,300       12,542           0
                                                          ---------    ---------     --------    --------
  End of period ........................................  $ 194,084    $ 125,577     $ 31,995    $ 12,542
                                                          =========    =========     ========    ========


   The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                         For the year or period ended
                            All amounts in thousands

                       ----------------------------------


                                                                 GLOBAL SECTOR                VALUE EQUITY
                                                                SUB-ACCOUNT (D)               SUB-ACCOUNT
                                                                  DECEMBER 31                 DECEMBER 31
                                                           -------------------------   --------------------------
                                                               1997        1996 (C)        1997         1996 (C)
                                                           ------------   ----------   ------------   -----------
OPERATIONS:
  Net investment income (loss) .........................     $    416      $      5      $    384      $     19
  Net gain (loss) on investments .......................         (382)          122        10,382         1,562
                                                             --------      --------      --------      --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................           34           127        10,766         1,581
                                                             --------      --------      --------      --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................        7,204         3,410        67,627        22,294
                                                             --------      --------      --------      --------
  Less cost of units redeemed:
   Administrative charges ..............................            3             1            26             2
   Policy loans ........................................            1             0            10             6
   Surrender benefits ..................................          390            27         4,425           258
   Death benefits ......................................            9             0           248             0
                                                             --------      --------      --------      --------
                                                                  403            28         4,709           266
                                                             --------      --------      --------      --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................        6,801         3,382        62,918        22,028
                                                             --------      --------      --------      --------
   Net increase (decrease) in equity accounts ..........        6,835         3,509        73,684        23,609
  Depositor's equity contribution (redemption) .........            0             0          (171)          150
EQUITY ACCOUNTS:
  Beginning of period ..................................        3,509             0        23,759             0
                                                             --------      --------      --------      --------
  End of period ........................................     $ 10,344      $  3,509      $ 97,272      $ 23,759
                                                             ========      ========      ========      ========



                                                             INTERNATIONAL        U.S.
                                                                EQUITY           EQUITY
                                                              SUB-ACCOUNT      SUB-ACCOUNT
                                                              DECEMBER 31      DECEMBER 31
                                                               1997 (E)         1997 (E)
                                                           ----------------   ------------
OPERATIONS:
  Net investment income (loss) .........................       $    (35)        $    839
  Net gain (loss) on investments .......................           (219)             891
                                                               --------         --------
  Net increase (decrease) in equity accounts resulting
   from operations .....................................           (254)           1,730
                                                               --------         --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ..................         11,350           26,831
                                                               --------         --------
  Less cost of units redeemed:
   Administrative charges ..............................              2                2
   Policy loans ........................................              5                0
   Surrender benefits ..................................            248            1,886
   Death benefits ......................................              0                1
                                                               --------         --------
                                                                    255            1,889
                                                               --------         --------
   Increase (decrease) in equity accounts from capital
    unit transactions ..................................         11,095           24,942
                                                               --------         --------
   Net increase (decrease) in equity accounts. .........         10,841           26,672
  Depositor's equity contribution (redemption) .........            300              150
EQUITY ACCOUNTS:
  Beginning of period ..................................              0                0
                                                               --------         --------
  End of period ........................................       $ 11,141         $ 26,822
                                                               ========         ========


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was May 1, 1996.
(d) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.
(e) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended

                       ----------------------------------


                                                                      MONEY MARKET SUB-ACCOUNT
                                                                             DECEMBER 31
                                                                      -------------------------
                                                                          1997         1996
                                                                      ------------ ------------
Accumulation unit value, beginning of period ........................   $  11.12     $  10.73
 Income from operations:
  Net investment income (loss) ......................................       0.43         0.39
  Net realized and unrealized gain (loss) on investments ............       0.00         0.00
                                                                        --------     --------
   Total income (loss) from operations. .............................       0.43         0.39
                                                                        --------     --------
Accumulation unit value, end of period ..............................   $  11.55     $  11.12
                                                                        ========     ========
Total return (a) ....................................................       3.84%        3.65%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................   $ 62,152     $ 58,415
  Ratios of net investment income (loss) to average net assets (b) ..       3.78%        3.57%

                                                                            MONEY MARKET SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                      -------------------------------------
                                                                          1995         1994         1993
                                                                      ------------ ------------ -----------
Accumulation unit value, beginning of period ........................   $  10.32     $  10.11     $ 10.01
 Income from operations:
  Net investment income (loss) ......................................       0.41         0.21        0.10
  Net realized and unrealized gain (loss) on investments ............       0.00         0.00        0.00
                                                                        --------     --------     -------
   Total income (loss) from operations. .............................       0.41         0.21        0.10
                                                                        --------     --------     -------
Accumulation unit value, end of period ..............................   $  10.73     $  10.32     $ 10.11
                                                                        ========     ========     =======
Total return (a) ....................................................       3.96%        2.07%       1.01%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................   $ 28,524     $ 28,537     $ 8,786
  Ratios of net investment income (loss) to average net assets (b) ..       3.89%        2.26%       1.03%



                                                                         BOND SUB-ACCOUNT
                                                                            DECEMBER 31
                                                                     -------------------------
                                                                         1997         1996
                                                                     ------------ ------------
Accumulation unit value, beginning of period .......................   $  12.46     $ 12.61
 Income from operations:
  Net investment income (loss) .....................................       0.67        0.56
  Net realized and unrealized gain (loss) on investments ...........       0.28       (0.71)
                                                                       --------     -------
   Total income (loss) from operations. ............................       0.95       (0.15)
                                                                       --------     -------
Accumulation unit value, end of period .............................   $  13.41     $ 12.46
                                                                       ========     =======
Total return (a) ...................................................       7.64%      (1.25%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................   $ 64,376     $38,055
 Ratios of net investment income (loss) to average net assets (b) ..       5.26%       4.60%



                                                                               BOND SUB-ACCOUNT
                                                                                 DECEMBER 31
                                                                     ------------------------------------
                                                                         1995        1994         1993
                                                                     ----------- ------------ -----------
Accumulation unit value, beginning of period .......................   $ 10.40     $ 11.33      $ 10.14
 Income from operations:
  Net investment income (loss) .....................................      0.64        0.52         2.69
  Net realized and unrealized gain (loss) on investments ...........      1.57       (1.45)       (1.50)
                                                                       -------     -------      -------
   Total income (loss) from operations. ............................      2.21       (0.93)        1.19
                                                                       -------     -------      -------
Accumulation unit value, end of period .............................   $ 12.61     $ 10.40      $ 11.33
                                                                       =======     =======      =======
Total return (a) ...................................................     21.28%      (8.23%)      11.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................   $32,772     $17,614      $17,280
 Ratios of net investment income (loss) to average net assets (b) ..      5.45%       4.91%       24.79%



                                                                         GROWTH SUB-ACCOUNT
                                                                             DECEMBER 31
                                                                     ---------------------------
                                                                          1997          1996
                                                                     ------------- -------------
Accumulation unit value, beginning of period .......................   $   16.02     $   13.77
 Income from operations:
  Net investment income (loss) .....................................        1.87          0.95
  Net realized and unrealized gain (loss) on investments ...........        0.68          1.30
                                                                       ---------     ---------
   Total income (loss) from operations. ............................        2.55          2.25
                                                                       ---------     ---------
Accumulation unit value, end of period .............................   $   18.57     $   16.02
                                                                       =========     =========
Total return (a) ...................................................       15.91%        16.32%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................   $ 432,125     $ 317,705
 Ratios of net investment income (loss) to average net assets (b) ..       10.53%         6.21%

                                                                                GROWTH SUB-ACCOUNT
                                                                                    DECEMBER 31
                                                                     -----------------------------------------
                                                                          1995          1994          1993
                                                                     ------------- -------------- ------------
Accumulation unit value, beginning of period .......................   $    9.49      $  10.50      $  10.24
 Income from operations:
  Net investment income (loss) .....................................        1.30         (0.03)         0.31
  Net realized and unrealized gain (loss) on investments ...........        2.98         (0.98)        (0.05)
                                                                       ---------      --------      --------
   Total income (loss) from operations. ............................        4.28         (1.01)         0.26
                                                                       ---------      --------      --------
Accumulation unit value, end of period .............................   $   13.77      $   9.49      $  10.50
                                                                       =========      ========      ========
Total return (a) ...................................................       45.08%        (9.58%)        2.55%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................   $ 198,139      $ 112,383     $ 87,415
 Ratios of net investment income (loss) to average net assets (b) ..       11.07%        (0.26%)        3.14%


   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended

                       ----------------------------------


                                                                          GLOBAL SUB-ACCOUNT
                                                                              DECEMBER 31
                                                                      ---------------------------
                                                                           1997          1996
                                                                      ------------- -------------
Accumulation unit value, beginning of period ........................   $   20.43     $   16.22
 Income from operations:
  Net investment income (loss) ......................................        2.85          1.79
  Net realized and unrealized gain (loss) on investments ............        0.64          2.42
                                                                        ---------     ---------
   Total income (loss) from operations. .............................        3.49          4.21
                                                                        ---------     ---------
Accumulation unit value, end of period ..............................   $   23.92     $   20.43
                                                                        =========     =========
Total return (a) ....................................................       17.10%        25.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 371,512     $ 227,955
 Ratios of net investment income (loss) to average net assets (b) ...       12.33%         9.45%

                                                                                GLOBAL SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                      --------------------------------------
                                                                           1995         1994         1993
                                                                      ------------- ------------ -----------
Accumulation unit value, beginning of period ........................   $   13.36     $ 13.52      $ 10.15
 Income from operations:
  Net investment income (loss) ......................................        0.43        0.53         0.11
  Net realized and unrealized gain (loss) on investments ............        2.43       (0.69)        3.26
                                                                        ---------     -------      -------
   Total income (loss) from operations. .............................        2.86       (0.16)        3.37
                                                                        ---------     -------      -------
Accumulation unit value, end of period ..............................   $   16.22     $ 13.36      $ 13.52
                                                                        =========     =======      =======
Total return (a) ....................................................       21.35%      (1.14%)      33.17%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .........................   $ 111,958     $95,829      $29,905
 Ratios of net investment income (loss) to average net assets (b) ...        2.96%       3.95%        0.99%



                                                                         STRATEGIC TOTAL RETURN
                                                                             SUB-ACCOUNT (H)
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                            1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $   15.37     $   13.56
 Income from operations:
  Net investment income (loss) .......................................        1.42          0.94
  Net realized and unrealized gain (loss) on investments .............        1.68          0.87
                                                                         ---------     ---------
   Total income (loss) from operations ...............................        3.10          1.81
                                                                         ---------     ---------
Accumulation unit value, end of period ...............................   $   18.47     $   15.37
                                                                         =========     =========
Total return (a) .....................................................       20.16%        13.40%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 279,355     $ 196,305
  Ratios of net investment income (loss) to average net assets (b) ...        8.31%         6.55%

                                                                       STRATEGIC TOTAL RETURN SUB-ACCOUNT (H)
                                                                                    DECEMBER 31
                                                                       --------------------------------------
                                                                            1995         1994       1993 (C)
                                                                       ------------- ------------ -----------
Accumulation unit value, beginning of period .........................   $   11.03     $ 11.24      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        0.59        0.16         0.20
  Net realized and unrealized gain (loss) on investments .............        1.94       (0.37)        1.04
                                                                         ---------     -------      -------
   Total income (loss) from operations ...............................        2.53       (0.21)        1.24
                                                                         ---------     -------      -------
Accumulation unit value, end of period ...............................   $   13.56     $ 11.03      $ 11.24
                                                                         =========     =======      =======
Total return (a) .....................................................       22.93%      (1.92%)      12.43%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 101,651     $71,733      $28,312
  Ratios of net investment income (loss) to average net assets (b) ...        4.76%       1.49%        2.24%



                                                                       EMERGING GROWTH SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                            1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $   19.15     $   16.34
 Income from operations:
  Net investment income (loss) .......................................        2.00          0.73
  Net realized and unrealized gain (loss) on investments .............        1.79          2.08
                                                                         ---------     ---------
   Total income (loss) from operations. ..............................        3.79          2.81
                                                                         ---------     ---------
Accumulation unit value, end of period ...............................   $   22.94     $   19.15
                                                                         =========     =========
Total return (a) .....................................................       19.77%        17.23%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 258,730     $ 179,589
  Ratios of net investment income (loss) to average net assets (b) ...        9.45%         3.96%

                                                                            EMERGING GROWTH SUB-ACCOUNT
                                                                                    DECEMBER 31
                                                                       --------------------------------------
                                                                            1995         1994       1993 (C)
                                                                       ------------- ------------ -----------
Accumulation unit value, beginning of period .........................   $   11.29     $ 12.35      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................        0.54       (0.15)       (0.14)
  Net realized and unrealized gain (loss) on investments .............        4.51       (0.91)        2.49
                                                                         ---------     -------      -------
   Total income (loss) from operations. ..............................        5.05       (1.06)        2.35
                                                                         ---------     -------      -------
Accumulation unit value, end of period ...............................   $   16.34     $ 11.29      $ 12.35
                                                                         =========     =======      =======
Total return (a) .....................................................       44.75%      (8.65%)      23.54%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........................   $ 105,115     $62,615      $25,444
  Ratios of net investment income (loss) to average net assets (b) ...        3.85%      (1.33%)      (1.44%)


   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended

                       ----------------------------------


                                                                                 AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                          DECEMBER 31
                                                                      ----------------------------------------------------
                                                                           1997          1996         1995      1994 (D)
                                                                      ------------- ------------- ----------- ------------
Accumulation unit value, beginning of period ........................   $   14.50     $   13.31     $  9.78     $ 10.00
 Income from operations:
  Net investment income (loss) ......................................        1.60          0.31        0.40       (0.10)
  Net realized and unrealized gain (loss) on investments ............        1.67          0.88        3.13       (0.12)
                                                                        ---------     ---------     -------     -------
   Total income (loss) from operations ..............................        3.27          1.19        3.53       (0.22)
                                                                        ---------     ---------     -------     -------
Accumulation unit value, end of period ..............................   $   17.77     $   14.50     $ 13.31     $  9.78
                                                                        =========     =========     =======     =======
Total return (a) ....................................................       22.52%         8.91%      36.10%      (2.18%)
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................   $ 162,401     $ 100,832     $60,420     $11,403
  Ratios of net investment income (loss) to average net assets (b) ..        9.55%         2.22%       3.04%      (1.19%)



                                                                                         BALANCED SUB-ACCOUNT
                                                                                              DECEMBER 31
                                                                        -------------------------------------------------------
                                                                            1997          1996           1995        1994 (D)
                                                                        -----------   ------------   -----------   ------------
Accumulation unit value, beginning of period ........................     $ 12.05       $  11.03       $  9.34       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................        1.40           0.30          0.32          0.27
  Net realized and unrealized gain (loss) on investments ............        0.46           0.72          1.37         (0.93)
                                                                          -------       --------       -------       -------
  Total income (loss) from operations. ..............................        1.86           1.02          1.69         (0.66)
                                                                          -------       --------       -------       -------
Accumulation unit value, end of period ..............................     $ 13.91       $  12.05       $ 11.03       $  9.34
                                                                          =======       ========       =======       =======
Total return (a) ....................................................       15.47%          9.18%        18.13%        (6.61%)
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $43,902       $ 28,734       $16,069       $ 7,936
  Ratios of net investment income (loss) to average net assets (b) ..       10.72%          2.69%         3.16%         3.48%



                                                                                   GROWTH & INCOME SUB-ACCOUNT (I)
                                                                                             DECEMBER 31
                                                                        ------------------------------------------------------
                                                                            1997          1996          1995        1994 (D)
                                                                        -----------   -----------   -----------   ------------
Accumulation unit value, beginning of period ........................     $ 12.85       $ 11.68       $  9.45       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................        2.52          0.68          0.47          0.33
  Net realized and unrealized gain (loss) on investments ............        0.43          0.49          1.76         (0.88)
                                                                          -------       -------       -------       -------
   Total income (loss) from operations. .............................        2.95          1.17          2.23         (0.55)
                                                                          -------       -------       -------       -------
Accumulation unit value, end of period ..............................     $ 15.80       $ 12.85       $ 11.68       $  9.45
                                                                          =======       =======       =======       =======
Total return (a) ....................................................       22.92%        10.08%        23.52%        (5.47%)
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $36,591       $19,972       $10,086       $ 3,786
  Ratios of net investment income (loss) to average net assets (b) ..       18.15%         5.68%         4.50%         4.18%


   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended

                       ----------------------------------


                                                                           TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                        DECEMBER 31
                                                                        -------------------------------------------
                                                                             1997            1996         1995 (E)
                                                                        -------------   -------------   -----------
Accumulation unit value, beginning of period ........................     $   13.36       $   11.84       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................          1.06            0.47          0.82
  Net realized and unrealized gain (loss) on investments ............          0.94            1.05          1.02
                                                                          ---------       ---------       -------
   Total income (loss) from operations. .............................          2.00            1.52          1.84
                                                                          ---------       ---------       -------
Accumulation unit value, end of period ..............................     $   15.36       $   13.36       $ 11.84
                                                                          =========       =========       =======
Total return (a) ....................................................         14.97%          12.83%        18.43%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $ 194,084       $ 125,577       $72,300
  Ratios of net investment income (loss) to average net assets (b) ..          7.30%           3.72%         7.29%


                                                                              C.A.S.E. GROWTH
                                                                               SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                        --------------------------
                                                                            1997         1996 (F)
                                                                        ------------   -----------
Accumulation unit value, beginning of period ........................     $  10.77      $  10.00
 Income from operations:
  Net investment income (loss) ......................................         1.34          0.36
  Net realized and unrealized gain (loss) on investments ............         0.11          0.41
                                                                          --------      --------
   Total income (loss) from operations. .............................         1.45          0.77
                                                                          --------      --------
Accumulation unit value, end of period ..............................     $  12.22      $  10.77
                                                                          ========      ========
Total return (a) ....................................................        13.43%         7.73%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $ 31,995      $ 12,542
  Ratios of net investment income (loss) to average net assets (b) ..        11.31%         5.46%


                                                                        GLOBAL SECTOR SUB-ACCOUNT
                                                                                   (J)
                                                                               DECEMBER 31
                                                                        --------------------------
                                                                            1997         1996 (F)
                                                                        ------------   -----------
Accumulation unit value, beginning of period ........................     $  10.51       $ 10.00
 Income from operations:
  Net investment income (loss) ......................................         0.69          0.04
  Net realized and unrealized gain (loss) on investments ............        (0.48)         0.47
                                                                          --------       -------
   Total income (loss) from operations. .............................         0.21          0.51
                                                                          --------       -------
Accumulation unit value, end of period ..............................     $  10.72       $ 10.51
                                                                          ========       =======
Total return (a) ....................................................         1.99%         5.09%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ........................     $ 10,344       $ 3,509
  Ratios of net investment income (loss) to average net assets (b) ..         6.30%         0.59%


   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                      SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended

                       ----------------------------------


                                                                       VALUE EQUITY SUB-ACCOUNT
                                                                              DECEMBER 31
                                                                       -------------------------
                                                                           1997        1996 (F)
                                                                       -----------   -----------
Accumulation unit value, beginning of period .......................     $ 11.21       $ 10.00
 Income from operations:
  Net investment income (loss) .....................................        0.08          0.02
  Net realized and unrealized gain (loss) on investments ...........        2.54          1.19
                                                                         -------       -------
   Total income (loss) from operations. ............................        2.62          1.21
                                                                         -------       -------
Accumulation unit value, end of period .............................     $ 13.83       $ 11.21
                                                                         =======       =======
Total return (a) ...................................................       23.30%        12.13%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ........................     $97,272       $23,759
 Ratios of net investment income (loss) to average net assets (b) ..        0.63%         0.33%



                                                                            INTERNATIONAL
                                                                              EQUITY           U.S. EQUITY
                                                                            SUB-ACCOUNT       SUB-ACCOUNT
                                                                            DECEMBER 31       DECEMBER 31
                                                                              1997 (G)          1997 (G)
                                                                         ----------------   --------------
Accumulation unit value, beginning of period .........................       $ 10.00           $ 10.00
 Income from operations:
  Net investment income (loss) .......................................         (0.06)             0.95
  Net realized and unrealized gain (loss) on investments .............          0.66              1.58
                                                                             -------           -------
   Total income (loss) from operations. ..............................          0.60              2.53
                                                                             -------           -------
Accumulation unit value, end of period ...............................       $ 10.60           $ 12.53
                                                                             =======           =======
Total return (a) .....................................................          6.01%            25.26%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................       $11,141           $26,822
 Ratios of net investment income (loss) to average net assets (b) ....         (0.58%)            7.99%


 * The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period. See Notes to Selected Per Unit Data and Ratios below.


NOTES TO SELECTED PER UNIT DATA AND RATIOS:

(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was March 1, 1993.
(d) The inception date of this sub-account was March 1, 1994.
(e) The inception date of this sub-account was January 3, 1995.
(f) The inception date of this sub-account was May 1, 1996.
(g) The inception date of this sub-account was January 2, 1997.
(h) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(i) Prior to May 1, 1997, this sub-account was known as Utility.
(j) Prior to March 1, 1997, this sub-account was known as Meridian/INVESCO Global Sector.


   The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997

            --------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING
           POLICIES


   The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Freedom and Attainer"); the WRL Freedom Bellwether, the WRL Freedom Conqueror, and the WRL Freedom Wealth Creator ("Bellwether, Conqueror, and Creator"). Information presented in these financial statements pertains only to Bellwether, Conqueror, and Creator contracts. The financial statements for Freedom and Attainer contracts are presented separately. Each contains fifteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a |P`Portfolio|P'), a registered management investment company under the Investment Company Act of 1940, as amended.

   The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. (|P`WRL Management|P') as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.



   Effective March 1, 1997, the name of the Meridian/ INVESCO Global Sector Sub-Account was changed to Global Sector Sub-Account. Effective May 1, 1997, the names of the Equity-Income and Utility Sub-Accounts were changed to the Strategic Total Return and Growth & Income Sub-Accounts, respectively.

   On December 16, 1997, pursuant to an exemptive order (Rel. No. IC-22944) received from the Securities and Exchange Commission for the substitution of securities issued by the WRL Series Fund and held by the Annuity Series Account to support individual flexible premium deferred variable annuity contracts, investments were transferred from the Short-to-Intermediate Government Sub-Account to the Bond Sub-Account.

   On January 2, 1997, WRL made an initial contribution of $ 450,000 to the Bellwether, Conqueror, and Creator Annuity Account. The amount of the contribution and units received were as follows:



SUB-ACCOUNT                CONTRIBUTION         UNITS
-----------------------   --------------   --------------
 International Equity     $ 300,000        30,000.000000
 U.S. Equity              $ 150,000        15,000.000000



   Bellwether, Conqueror, and Creator sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently applied in the preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

   Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

C. ESTIMATES

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)

                       ----------------------------------

NOTE 2 -- CHARGES AND DEDUCTIONS

  Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES


  No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.


  On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.


B. BELLWETHER, CONQUEROR, AND CREATOR
   SUB-ACCOUNT CHARGES


  A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS


  Dividends of the Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semi-annually, while capital gains distributions are declared and reinvested annually. Dividends and distributions of the Fund are recorded on the ex-date and generally are paid to and reinvested by the Annuity Account on the next business day after the ex-date. Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Annuity Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:
For the year or period ended December 31, 1997 (in thousands)



                                                           MONEY MARKET            BOND                GROWTH
                                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................   $    153,633          $   37,443            $ 122,522
Proceeds from sales of long-term securities .........        149,511              12,120               21,149

                                                                            STRATEGIC TOTAL          EMERGING
                                                            GLOBAL               RETURN               GROWTH
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................   $    168,791          $   73,081            $  96,258
Proceeds from sales of long-term securities .........         29,502              13,988               35,413

                                                          AGGRESSIVE                                 GROWTH &
                                                            GROWTH              BALANCED              INCOME
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................   $     66,644          $   16,681            $  17,644
Proceeds from sales of long-term securities .........         16,716               2,519                2,580

                                                        TACTICAL ASSET          C.A.S.E.              GLOBAL
                                                          ALLOCATION             GROWTH               SECTOR
                                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................   $     71,332          $   21,245            $   8,746
Proceeds from sales of long-term securities .........         13,328               2,451                1,529

                                                             VALUE           INTERNATIONAL             U.S.
                                                            EQUITY               EQUITY               EQUITY
                                                          SUB-ACCOUNT       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
Purchase of long-term securities ....................   $     69,688          $   13,905            $  33,124
Proceeds from sales of long-term securities .........          6,530               2,545                6,868



(a) The inception date of this sub-account was January 2, 1997.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)

                       ----------------------------------

NOTE 5 -- EQUITY TRANSACTIONS


For the year or period ended December 31, 1997



                                                     MONEY MARKET                BOND                  GROWTH
                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........      5,253,582.115062        3,055,304.507335      19,832,581.763517
Units issued ................................     26,457,168.318053        3,754,132.232864       9,816,793.075188
Units redeemed ..............................     26,327,904.562316        2,007,692.277001       6,377,123.312835
                                                  -----------------        ----------------      -----------------
Units balance - end of year .................      5,382,845.870799        4,801,744.463198      23,272,251.525870
                                                  =================        ================      =================

                                                                           STRATEGIC TOTAL            EMERGING
                                                        GLOBAL                RETURN                   GROWTH
                                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........     11,159,128.232837       12,770,553.738705       9,376,916.835961
Units issued ................................      9,373,185.986939        5,550,942.020136       6,544,341.394624
Units redeemed ..............................      5,001,648.009884        3,197,198.726902       4,641,655.045572
                                                  -----------------       -----------------      -----------------
Units balance - end of year .................     15,530,666.209892       15,124,297.031939      11,279,603.185013
                                                  =================       =================      =================

                                                      AGGRESSIVE                                      GROWTH &
                                                      GROWTH                   BALANCED                INCOME
                                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........      6,954,084.354037        2,385,500.177475       1,553,810.728349
Units issued ................................      5,494,774.016914        1,449,305.357557       1,325,425.819180
Units redeemed ..............................      3,307,543.066245          678,451.551534         563,244.899766
                                                  -----------------       -----------------      -----------------
Units balance - end of year .................      9,141,315.304706        3,156,353.983498       2,315,991.647763
                                                  =================       =================      =================

                                                    TACTICAL ASSET             C.A.S.E.                GLOBAL
                                                    ALLOCATION                GROWTH                   SECTOR
                                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
Units balance - beginning of year ...........      9,397,630.629186        1,164,233.311699         333,942.618296
Units issued ................................      6,245,046.647926        2,141,602.077583         877,896.228903
Units redeemed ..............................      3,009,500.674397          687,551.420222         246,782.029591
                                                  -----------------       -----------------      -----------------
Units balance - end of year .................     12,633,176.602715        2,618,283.969060         965,056.817608
                                                  =================       =================      =================

                                                       VALUE               INTERNATIONAL               U.S.
                                                      EQUITY                  EQUITY                   EQUITY
                                                    SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
Units balance - beginning of period .........      2,118,820.411102              N/A                     N/A
Units issued ................................      7,466,205.916025        1,505,190.895915       3,215,142.122881
Units redeemed ..............................      2,549,894.467369          454,206.407051       1,073,727.661846
                                                  -----------------       -----------------      -----------------
Units balance - end of period ...............      7,035,131.859758        1,050,984.488864       2,141,414.461035
                                                  =================       =================      =================



(a) The inception date of this sub-account was January 2, 1997.

                          WRL SERIES ANNUITY ACCOUNT
                       BELLWETHER, CONQUEROR, AND CREATOR
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)

                       ----------------------------------

NOTE 6 -- OTHER MATTERS

  At December 31, 1997, the equity accounts included net unrealized appreciation (depreciation) on investments as follows (in thousands):


SUB-ACCOUNT
---------------------------------------
  Money Market ........................    $   N/A
  Bond ................................         59
  Growth ..............................     50,768
  Global ..............................     20,580
  Strategic Total Return ..............     36,919
  Emerging Growth .....................     31,861
  Aggressive Growth ...................     12,118
  Balanced ............................      3,532
  Growth & Income .....................      1,821
  Tactical Asset Allocation ...........     13,003
  C.A.S.E. Growth .....................        201
  Global Sector .......................       (407)
  Value Equity ........................     10,483
  International Equity ................       (383)
  U.S. Equity .........................         83

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

     Also, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                        ERNST & YOUNG LLP
Des Moines, Iowa
February 27, 1998

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS - STATUTORY BASIS

                            (DOLLARS IN THOUSANDS)


                                                            December 31
                                                         1997         1996
                                                     ------------ ------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments ...................  $   13,896   $    2,480
 Bonds .............................................     255,919      359,579
 Common stocks:
   Affiliated entities (cost: 1997 - $150) .........         319            -
   Other (cost: 1997 and 1996 - $302) ..............         428          597
 Mortgage loans on real estate .....................       4,824        6,049
 Home office properties ............................      19,964        7,962
 Policy loans ......................................      76,741       52,604
                                                      ----------   ----------
Total cash and invested assets .....................     372,091      429,271
Premiums deferred and uncollected ..................       1,928        1,943
Accrued investment income ..........................       4,088        5,940
Receivable from affiliates .........................           -        1,165
Transfers from separate accounts ...................     279,958      204,181
Other assets .......................................       5,221        3,962
Separate account assets ............................   4,814,594    3,527,145
                                                      ----------   ----------
Total admitted assets ..............................  $5,477,880   $4,173,607
                                                      ==========   ==========
SEE ACCOMPANYING NOTES.

                                                                December 31
                                                              1997         1996
                                                         ------------- ------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life .................................................  $  186,523    $  155,166
  Annuity ..............................................     296,290       332,230
 Policy and contract claim reserves ....................      10,929         8,584
 Other policyholders' funds ............................       3,877         3,104
 Remittances and items not allocated ...................       9,184         9,107
 Federal income taxes payable ..........................       2,283         1,266
 Asset valuation reserve ...............................       2,436         5,710
 Interest maintenance reserve ..........................       9,134         7,451
 Short-term note payable to affiliate ..................       8,200             -
 Payable to affiliate ..................................       1,925        20,463
 Other liabilities .....................................      19,257        13,082
 Separate account liabilities ..........................   4,812,979     3,521,888
                                                          ----------    ----------
Total liabilities ......................................   5,363,017     4,078,051
Commitments and contingencies
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares authorized,
   issued and outstanding ..............................       1,500         1,500
 Paid-in surplus .......................................      88,015        68,015
 Unassigned surplus ....................................      25,348        26,041
                                                          ----------    ----------
Total capital and surplus ..............................     114,863        95,556
                                                          ----------    ----------
Total liabilities and capital and surplus ..............  $5,477,880    $4,173,607
                                                          ==========    ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF OPERATIONS - STATUTORY BASIS

                             (DOLLARS IN THOUSANDS)


                                                                                               Year ended December 31
                                                                                            1997         1996         1995
                                                                                       ------------- ------------ -----------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life ...............................................................................  $  394,370    $  293,590   $ 191,508
  Annuity ............................................................................     822,149       740,125     378,390
 Net investment income ...............................................................      40,013        36,067      40,891
 Amortization of interest maintenance reserve ........................................       1,576         1,335         882
 Commissions and expense allowances on reinsurance ceded .............................          11            11          11
 Other income ........................................................................       3,016        13,398       8,237
                                                                                        ----------    ----------  ----------
                                                                                         1,261,135     1,084,526     619,919
Benefits and expenses:
 Benefits paid or provided for:
  Life ...............................................................................      28,060        21,256      17,844
  Surrender benefits .................................................................     431,939       286,406     206,250
  Other benefits .....................................................................      28,112        23,270      19,530
  Increase (decrease) in aggregate reserves for policies and contracts: ..............
   Life ..............................................................................      29,485        80,139     (15,132)
   Annuity ...........................................................................     (35,940)       12,877       5,229
   Other .............................................................................         794           422         109
                                                                                        ----------    ----------  ----------
                                                                                           482,450       424,370     233,830
 Insurance expenses:
  Commissions ........................................................................     179,106       140,261      82,903
  General insurance expenses .........................................................      70,546        47,406      37,246
  Taxes, licenses and fees ...........................................................      13,101        10,848       8,919
  Transfer to separate accounts ......................................................     519,214       452,471     242,427
  Other expenses .....................................................................          21            60          34
                                                                                        ----------    ----------  ----------
                                                                                           781,988       651,046     371,529
                                                                                        ----------    ----------  ----------
                                                                                         1,264,438     1,075,416     605,359
                                                                                        ----------    ----------  ----------
Gain (loss) from operations before federal income taxes and realized capital gains
  (losses) on investments ............................................................      (3,303)        9,110      14,560
Federal income tax expense ...........................................................         469         9,297       8,917
                                                                                        ----------    ----------  ----------
Gain (loss) from operations before realized capital gains (losses)
  on investments .....................................................................      (3,772)         (187)      5,643
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest
  maintenance reserve) ...............................................................         747          (811)     (1,678)
                                                                                        ----------    ----------  ----------
Net income (loss) ....................................................................  $   (3,025)   $     (998)  $   3,965
                                                                                        ==========    ==========  ==========

     SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS

                             (DOLLARS IN THOUSANDS)

                                                        COMMON STOCK   PAID-IN SURPLUS
                                                       -------------- -----------------
Balance at January 1, 1995 ...........................     $1,500          $68,015
 Net income for 1995 .................................          -                -
 Net unrealized capital losses .......................          -                -
 Decrease in non-admitted assets .....................          -                -
 Decrease in asset valuation reserve .................          -                -
 Increase in surplus in separate accounts ............          -                -
 Change in reserve valuation .........................          -                -
 Other adjustments ...................................          -                -
                                                           ------          -------
Balance at December 31, 1995 .........................      1,500           68,015
 Net loss for 1996 ...................................          -                -
 Net unrealized capital gains ........................          -                -
 Decrease in non-admitted assets .....................          -                -
 Increase in asset valuation reserve .................          -                -
 Increase in surplus in separate accounts ............          -                -
 Change in reserve valuation .........................          -                -
                                                           ------          -------
Balance at December 31, 1996 .........................      1,500           68,015
 Net loss for 1997 ...................................          -                -
 Increase in non-admitted assets .....................          -                -
 Decrease in asset valuation reserve .................          -                -
 Decrease in surplus in separate accounts ............          -                -
 Change in reserve valuation .........................          -                -
 Capital contribution ................................          -           20,000
 Tax effect of capital loss carry-forward utilized
   by affiliates .....................................          -                -
                                                           ------          -------
Balance at December 31, 1997 .........................     $1,500          $88,015
                                                           ======          =======


                                                        UNASSIGNED SURPLUS   TOTAL CAPITAL AND SURPLUS
                                                       -------------------- --------------------------
Balance at January 1, 1995 ...........................       $ 25,505                $ 95,020
 Net income for 1995 .................................          3,965                   3,965
 Net unrealized capital losses .......................           (500)                   (500)
 Decrease in non-admitted assets .....................            903                     903
 Decrease in asset valuation reserve .................          2,901                   2,901
 Increase in surplus in separate accounts ............            541                     541
 Change in reserve valuation .........................         (3,496)                 (3,496)
 Other adjustments ...................................         (1,395)                 (1,395)
                                                             --------                --------
Balance at December 31, 1995 .........................         28,424                  97,939
 Net loss for 1996 ...................................           (998)                   (998)
 Net unrealized capital gains ........................          1,294                   1,294
 Decrease in non-admitted assets .....................            199                     199
 Increase in asset valuation reserve .................           (120)                   (120)
 Increase in surplus in separate accounts ............            237                     237
 Change in reserve valuation .........................         (2,995)                 (2,995)
                                                             --------                --------
Balance at December 31, 1996 .........................         26,041                  95,556
 Net loss for 1997 ...................................         (3,025)                 (3,025)
 Increase in non-admitted assets .....................           (702)                   (702)
 Decrease in asset valuation reserve .................          3,274                   3,274
 Decrease in surplus in separate accounts ............         (2,115)                 (2,115)
 Change in reserve valuation .........................         (1,872)                 (1,872)
 Capital contribution ................................              -                  20,000
 Tax effect of capital loss carry-forward utilized
   by affiliates .....................................          3,747                   3,747
                                                             --------                --------
Balance at December 31, 1997 .........................       $ 25,348                $114,863
                                                             ========                --------

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF CASH FLOWS - STATUTORY BASIS

                             (DOLLARS IN THOUSANDS)



                                                                      Year ended December 31
                                                             -----------------------------------------
                                                                  1997          1996          1995
                                                             ------------- ------------- -------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance ......  $1,224,228    $1,046,548    $  577,986
Net investment income ......................................      43,802        38,666        42,359
Life and accident and health claims ........................     (26,005)      (20,655)      (16,759)
Surrender benefits and other fund withdrawals ..............    (431,939)     (286,406)     (206,250)
Other benefits to policyholders ............................     (28,147)      (22,129)      (19,041)
Commissions, other expenses and other taxes ................    (261,352)     (196,373)     (128,341)
Net transfers to separate accounts .........................    (596,347)     (658,326)     (242,427)
Federal income taxes paid ..................................      (5,006)       (9,449)       (7,531)
Interest paid ..............................................        (731)            -             -
Other, net .................................................      (6,768)       28,325        (4,284)
                                                              ----------    ----------    ----------
Net cash used in operating activities ......................     (88,265)      (79,799)       (4,288)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ................................     146,963       122,820       108,554
 Common stocks .............................................           -             -         2,108
 Mortgage loans on real estate .............................       2,116           132         1,954
 Real estate ...............................................           -         4,304             -
 Other .....................................................           -           175             -
                                                              ----------    ----------    ----------
                                                                 149,079       127,431       112,616
Cost of investments acquired ...............................
 Bonds and preferred stocks ................................     (40,418)      (26,826)     (139,402)
 Common stocks .............................................        (150)           (4)         (589)
 Mortgage loans on real estate .............................        (891)            -            (6)
 Real estate ...............................................     (12,002)       (7,837)         (449)
 Policy loans ..............................................     (24,137)      (15,479)       (9,605)
 Other .....................................................           -            (5)            -
                                                              ----------    -----------   ----------
                                                                 (77,598)      (50,151)     (150,051)
                                                              ----------    ----------    ----------
Net cash provided by (used in) investing activities ........      71,481        77,280       (37,435)
FINANCING ACTIVITIES
Issuance of short-term note payable to affiliate ...........       8,200             -             -
Capital contribution .......................................      20,000             -             -
                                                              ----------    ----------    ----------
Net cash provided by financing activities ..................      28,200             -             -
                                                              ----------    ----------    ----------
Increase (decrease) in cash and short-term investments .....      11,416        (2,519)      (41,723)
Cash and short-term investments at beginning of year .......       2,480         4,999        46,722
                                                              ----------    ----------    ----------
Cash and short-term investments at end of year .............  $   13,896    $    2,480    $    4,999
                                                              ==========    ==========    ==========

     SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS

                            (DOLLARS IN THOUSANDS)

DECEMBER 31, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION


Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.


NATURE OF BUSINESS


The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.


BASIS OF PRESENTATION


The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally carried at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; and (l) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company.


The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's statutory surplus cannot be determined at this time and could be material.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)
Other significant statutory accounting practices are as follows:


CASH AND CASH EQUIVALENTS


For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.


INVESTMENTS


Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market and include shares of mutual funds (money market and other), and the related unrealized capital gains/ (losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office property is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.


Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.


During 1997, 1996 and 1995, net realized capital gains of $3,259, $2,394 and $554, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,576, $1,335 and $882 for the years ended December 31, 1997, 1996 and 1995, respectively.


Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1997, 1996 and 1995, with respect to such practices.


AGGREGATE RESERVES FOR POLICIES


Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.


The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.


Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
                POLICIES--(CONTINUED)

Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.


POLICY AND CONTRACT CLAIM RESERVES


Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.


SEPARATE ACCOUNTS


Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,164,013, $997,513 and $466,822 in 1997, 1996 and 1995,
respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.


RECLASSIFICATIONS


Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.

NOTE 2 -- FAIR VALUES OF FINANCIAL
                INSTRUMENTS


Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.


INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.


MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 2 -- FAIR VALUES OF FINANCIAL
                INSTRUMENTS--(CONTINUED)

INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.


The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:


                                                 December 31
                                     1997                          1996
                          ---------------------------   ---------------------------
                            CARRYING         FAIR         Carrying         Fair
                              VALUE          VALUE          Value          Value
                          ------------   ------------   ------------   ------------
 ADMITTED ASSETS
 Bonds ................   $ 255,919      $ 267,763      $ 359,579      $ 372,319
 Common stocks ........         747            747            597            597
 Mortgage loans
   on real estate .....       4,824          5,143          6,049          6,134
 Policy loans .........      76,741         76,741         52,604         52,604
 Cash and
   short-term
   investments ........      13,896         13,896          2,480          2,480
 Separate account
   assets .............   4,814,594      4,814,594      3,527,145      3,527,145

 LIABILITIES
 Investment
   contract
   liabilities ........     280,121        276,113        321,293        314,748
 Separate account
   annuities ..........   3,615,255      3,565,557      2,692,614      2,647,266


NOTE 3 -- INVESTMENTS


The carrying value and estimated fair value of investments in debt securities are as follows:


                                            GROSS          GROSS       ESTIMATED
                            CARRYING     UNREALIZED     UNREALIZED       FAIR
                              VALUE         GAINS         LOSSES         VALUE
                           ----------   ------------   ------------   ----------
 DECEMBER 31, 1997
 Bonds:
  United States
     Government
     and agencies ......   $  3,675     $     9           $   30      $  3,654
  State, municipal
     and other
     government ........      3,855         360                -         4,215
  Public utilities .....     15,794         904              403        16,295
  Industrial and
     miscellaneous .....    121,513       7,700              710       128,503
  Mortgage-backed
     securities ........    111,082       4,198              184       115,096
                           --------     -------           ------      --------
  Total bonds ..........   $255,919     $13,171           $1,327      $267,763
                           ========     =======           ======      ========


                                             GROSS        GROSS     ESTIMATED
                               CARRYING   UNREALIZED   UNREALIZED     FAIR
                                 VALUE       GAINS       LOSSES       VALUE
                              ---------- ------------ ------------ ----------
  DECEMBER 31, 1996
  Bonds:
   United States
      Government and
      agencies .............. $ 11,422      $    13      $  292    $ 11,143
   State, municipal
      and other
      government ............    5,504          274           -       5,778
   Public utilities .........   14,808          848          80      15,576
   Industrial and
      miscellaneous .........  173,097        8,889         910     181,076
   Mortgage-backed
      securities ............  154,748        4,617         619     158,746
                              --------      -------      ------    --------
   Total bonds .............. $359,579      $14,641      $1,901    $372,319
                              ========      =======      ======    ========

The carrying value and fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 3 -- INVESTMENTS--(CONTINUED)

                                                                      ESTIMATED
                                                         CARRYING       FAIR
                                                           VALUE        VALUE
                                                        ----------   ----------
 Due in one year or less ............................   $ 18,310     $ 18,467
 Due one through five years .........................     67,005       70,952
 Due five through ten years .........................     29,508       30,621
 Due after ten years ................................     30,014       32,627
                                                        --------     --------
                                                         144,837      152,667
 Mortgage and other asset backed securities .........    111,082      115,096
                                                        --------     --------
                                                        $255,919     $267,763
                                                        ========     ========

A detail of net investment income is presented below:


                                                    Year ended December 31
                                             ------------------------------------
                                                1997         1996         1995
                                             ----------   ----------   ----------
 Interest on bonds .......................   $25,723      $33,969      $38,624
 Dividends on equity investments .........    10,855            -           30
 Interest on mortgage loans ..............       478          559          573
 Rental income on real estate ............     1,371          919        1,014
 Interest on policy loans ................     4,656        3,339        2,353
 Other investment income .................        26            9          328
                                             -------      -------      -------
 Gross investment income .................    43,109       38,795       42,922

 Investment expenses .....................    (3,096)      (2,728)      (2,031)
                                             -------      -------      -------
 Net investment income ...................   $40,013      $36,067      $40,891
                                             =======      =======      =======

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:


                                           Year ended December 31
                                   ---------------------------------------
                                       1997          1996          1995
                                   -----------   -----------   -----------
 Proceeds ......................   $146,963      $122,820      $108,554
                                   ========      ========      ========

 Gross realized gains ..........   $  3,921      $  2,984      $  1,631
 Gross realized losses .........        626           791         1,346
                                   --------      --------      --------
 Net realized gains ............   $  3,295      $  2,193      $    285
                                   ========      ========      ========

At December 31, 1997, bonds with an aggregate carrying value of $5,474 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                     Realized
                                                      ---------------------------------------
                                                              Year ended December 31
                                                      ---------------------------------------
                                                          1997          1996          1995
                                                      -----------   -----------   -----------
 Debt securities ..................................   $3,295        $2,193        $   285
 Mortgage loans ...................................        -             -         (1,409)
 Real estate ......................................        -          (606)             -
 Other invested assets ............................        -            (4)             -
                                                      ------        -------       -------
                                                       3,295         1,583         (1,124)

 Tax benefit ......................................     (711)            -              -
 Transfer to interest maintenance reserve .........   (3,259)       (2,394)          (554)
                                                      ------        ------        -------
 Net realized gains (losses) ......................   $  747        $ (811)       $(1,678)
                                                      ======        ======        =======


                                              Change in Unrealized
                                     ---------------------------------------
                                             Year ended December 31
                                     ---------------------------------------
                                        1997           1996          1995
                                     ----------   -------------   ----------
 Debt securities .................     $ (896)    $(14,442)        $36,399
 Common stock ....................          -          (66)           (236)
                                       ------     --------         -------
 Change in unrealized appreciation
   (depreciation) ................     $ (896)    $(14,508)        $36,163
                                       ======     ========         =======

Gross unrealized gains (losses) on common stocks were as follows:

                                         Unrealized
                                  -------------------------
                                   Year ended December 31
                                  -------------------------
                                   1997     1996      1995
                                  ------   ------   -------

 Unrealized gains .............   $295     $295     $361
 Unrealized losses ............      -        -        -
                                  ----     ----     ----
 Net unrealized gains .........   $295     $295     $361
                                  ====     ====     ====

During 1997, the Company issued one mortgage loan with an interest rate of 8.07%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 69%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 3 -- INVESTMENTS--(CONTINUED)

During 1997, 1996 and 1995, no mortgage loans were foreclosed and transferred to real estate. During 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $54 and $138, respectively.

At December 31, 1997, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.


NOTE 4 -- REINSURANCE


The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.


                                      1997            1996           1995
                                 -------------   -------------   -----------
 Direct premiums .............    $1,219,271      $1,034,757      $570,413
 Reinsurance assumed .........         2,389           2,063         1,569
 Reinsurance ceded ...........        (5,141)         (3,105)       (2,084)
                                  ----------      ----------      --------
 Net premiums earned .........    $1,216,519      $1,033,715      $569,898
                                  ==========      ==========      ========

The Company received reinsurance recoveries in the amount of $2,288, $2,156 and $512 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,721 and $974, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $1,369 and $1,140, respectively.


NOTE 5 -- INCOME TAXES


For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.


Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital gains (losses) for the following reasons:


                                                        1997          1996        1995
                                                    ------------   ---------   ---------
 Computed tax at federal statutory rate
   (35%) ........................................     $ (1,156)     $3,189      $5,096
 Deferred acquisition costs - tax basis .........        9,164       7,172       4,241
 Tax reserve valuation ..........................         (194)       (696)        (34)
 Excess tax depreciation ........................         (127)        (65)        (49)
 Amortization of IMR ............................         (552)       (467)       (309)
 Dividend received deduction ....................       (5,326)          -           -
 Other, net .....................................       (1,340)        164         (28)
                                                      --------      ------      ------
 Federal income tax expense .....................     $    469      $9,297      $8,917
                                                      ========      ======      ======

For the year ended December 31, 1997, federal income tax benefit differs from the amount computed by applying the statutory federal income tax rate to realized gains due to the recognition for tax purposes of a deferred loss previously incurred on a transfer of bonds from the Company to an affiliate.


Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.


In 1995, the Company reached a final settlement with the Internal Revenue Service for 1987 through 1993 resulting in taxes of $1,275 and interest of $120 (net of $65 tax effect).

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 5 -- INCOME TAXES--(CONTINUED)

The assessment was charged to surplus as a prior period adjustment. An examination is currently underway for years 1994 through 1995.

At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.


NOTE 6 -- POLICY AND CONTRACT ATTRIBUTES


Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately
 .03% and .04% of life insurance in force at December 31, 1997 and 1996, respectively.


A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:




                                                       December 31
                                   ---------------------------------------------------
                                             1997                      1996
                                   ------------------------- -------------------------
                                                   PERCENT                   Percent
                                      AMOUNT      OF TOTAL      Amount      of Total
                                   ------------ ------------ ------------ ------------
 Subject to discretionary
   withdrawal with market
   value adjustment ..............  $   13,812      1%        $   14,881      1%
 Subject to discretionary
   withdrawal at book value
   less surrender charge .........      68,376      2             63,619      2
 Subject to discretionary
   withdrawal at market value        3,615,255     91          2,692,614     89


                                                       December 31
                                   ---------------------------------------------------
                                             1997                      1996
                                   ------------------------- -------------------------
                                                   PERCENT                   Percent
                                      AMOUNT      OF TOTAL      Amount      of Total
                                   ------------ ------------ ------------ ------------
 Subject to discretionary
   withdrawal at book value
   (minimal or no charges or
   adjustments) ..................     201,457      5            239,204      7
 Not subject to discretionary
   withdrawal provision ..........      16,572      1             17,603      1
                                    ----------     --         ----------     --
                                     3,915,472  100%           3,027,921  100%
                                                =====                     =====
 Less reinsurance ceded ..........           -                         -
                                    ----------                ----------
 Total policy reserves on
   annuities and deposit fund
   liabilities ...................  $3,915,472                $3,027,921
                                    ==========                ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                 1997            1996           1995
                                            -------------   -------------   -----------
 Transfers as reported in the
    summary of operations of the
    separate accounts statement:
 Transfers to separate accounts .........   $1,164,013      $997,513         $466,882
 Transfers from separate
   accounts .............................      646,477       339,523          224,416
                                            ----------      --------        ---------
 Net transfers to separate
   accounts .............................      517,536       657,990          242,466
 Reconciling adjustments - change
   in accruals for investment
   management, administration
   fees and contract guarantees,
   and separate account surplus .........        1,678      (205,519)             (39)
                                            ----------      --------        ---------
 Transfers as reported in the
   summary of operations of the
   life, accident and health annual
   statement ............................   $  519,214      $452,471         $242,427
                                            ==========      ========        =========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 6 -- POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

                                                   GROSS      LOADING       NET
                                                 ---------   ---------   --------
 DECEMBER 31, 1997
 Ordinary direct first year business .........   $    2         $  1     $    1
 Ordinary direct renewal business ............    1,350          140      1,210
 Group life direct business ..................      717            -        717
                                                 ------         ----     ------
                                                 $2,069         $141     $1,928
                                                 ======         ====     ======

 DECEMBER 31, 1996
 Ordinary direct first year business .........   $   40         $  9     $   31
 Ordinary direct renewal business ............    1,431          225      1,206
 Group life direct business ..................      622            -        622
 Annuity renewal business ....................       94           10         84
                                                 ------         ----     ------
                                                 $2,187         $244     $1,943
                                                 ======         ====     ======

At December 31, 1997 and 1996, the Company had insurance in force aggregating $1,710 and $1,904, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $26 and $27 to cover these deficiencies at December 31, 1997 and 1996, respectively.


In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $1,872, $2,995 and $3,496 was made for the years ended December 31, 1997, 1996 and 1995, respectively, related to the change in reserve methodology.


NOTE 7 -- DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.


NOTE 8 -- RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $659, $581 and $505 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.


The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $448, $184 and $305 for the years ended December 31, 1997, 1996 and 1995, respectively.


AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
        NOTES TO THE FINANCIAL STATEMENTS -- STATUTORY-BASIS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

NOTE 8 -- RETIREMENT AND COMPENSATION PLANS--(CONTINUED)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $99, $98 and $86 for the years ended December 31, 1997, 1996 and 1995, respectively.

NOTE 9 -- RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $10,040, $10,038 and $8,825, respectively, for such services, which approximates their costs to the affiliates. Company provides office space, marketing and administrative services to certain affiliates. During 1997, 1996 and 1995, the Company received $4,395, $3,271 and $4,545, respectively, for such services, which approximates their cost. The Company had a net payable with affiliates of $1,925 and $19,298 at December 31, 1997 and 1996, respectively.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.33% at December 31, 1997. During 1997, 1996 and 1995, the Company paid (received) net interest of $364, $138 and $(294), respectively, to (from) affiliates.

The Company received capital contributions of $20,000 from its parent in 1997.

At December 31, 1997, the Company has a $8,200 short-term note payable to an affiliate. Interest on this note accrues at 5.60 %.

NOTE 10 -- COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown nsolvencies are not determinable by the Company. The Company has established a reserve of $4,007 and $4,344 and an offsetting premium tax benefit of $1,070 and $1,218 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $0, $212 and $1,950 at December 31, 1997, 1996 and 1995, respectively.

NOTE 11 -- YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(DOLLARS IN THOUSANDS)

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

       SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1997


SCHEDULE I


                                                                                            AMOUNT AT WHICH
                                                                                             SHOWN IN THE
TYPE OF INVESTMENT                                                    COST (1)     VALUE     BALANCE SHEET
-------------------------------------------------------------------- ---------- ---------- ----------------
FIXED MATURITIES
Bonds:
 United States Government and government agencies and authorities ..  $ 65,611   $ 68,452      $ 65,611
 States, municipalities and political subdivisions .................     1,840      1,974         1,840
 Foreign governments ...............................................     2,015      2,241         2,015
 Public utilities ..................................................    15,794     16,295        15,794
 All other corporate bonds .........................................   170,659    178,801       170,659
                                                                      --------   --------      --------
Total fixed maturities .............................................   255,919    267,763       255,919
EQUITY SECURITIES
Common stocks:
 Industrial, miscellaneous and all other ...........................       452        747           747
                                                                      --------   --------      --------
Total equity securities ............................................       452        747           747
Mortgage loans on real estate ......................................     4,824                    4,824
Real estate ........................................................    19,964                   19,964
Policy loans .......................................................    76,741                   76,741
Cash and short-term investments ....................................    13,896                   13,896
                                                                      --------                 --------
Total investments ..................................................  $371,796                 $372,091
                                                                      ========                 ========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                      SUPPLEMENTARY INSURANCE INFORMATION

                            (DOLLARS IN THOUSANDS)


SCHEDULE III


                                                                                          BENEFITS,
                                                                                           CLAIMS,
                                 FUTURE POLICY    POLICY AND                    NET      LOSSES AND     OTHER
                                  BENEFITS AND     CONTRACT      PREMIUM    INVESTMENT   SETTLEMENT   OPERATING
                                    EXPENSES     LIABILITIES     REVENUE      INCOME*     EXPENSES    EXPENSES*
                                --------------- ------------- ------------ ------------ ------------ ----------
YEAR ENDED DECEMBER 31, 1997
Individual life ...............     $177,088       $ 9,533     $  390,452     $13,742     $ 88,738    $176,303
Group life ....................        9,435           805          3,918         810        3,986       3,292
Annuity .......................      296,290           591        822,149      25,461      389,726      83,179
                                    --------       -------     ----------     -------     --------    --------
                                    $482,813       $10,929     $1,216,519     $40,013     $482,450    $262,774
                                    ========       =======     ==========     =======     ========    ========
YEAR ENDED DECEMBER 31, 1996
Individual life ...............     $145,964       $ 7,017     $  289,375     $ 8,228     $125,861    $124,181
Group life and health .........        9,202           713          4,215       3,940        3,828       2,818
Annuity .......................      332,230           854        740,125      23,899      294,681      71,576
                                    --------       -------     ----------     -------     --------    --------
                                    $487,396       $ 8,584     $1,033,715     $36,067     $424,370    $198,575
                                    ========       =======     ==========     =======     ========    ========
YEAR ENDED DECEMBER 31, 1995
Individual life ...............     $ 64,128       $ 5,811     $  188,143     $ 9,470     $ 20,048    $ 83,709
Group life ....................        7,904           701          3,365       1,054        2,774         946
Annuity .......................      319,353           100        378,390      30,367      211,008      44,447
                                    --------       -------     ----------     -------     --------    --------
                                    $391,385       $ 6,612     $  569,898     $40,891     $233,830    $129,102
                                    ========       =======     ==========     =======     ========    ========

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                                  REINSURANCE

                            (DOLLARS IN THOUSANDS)


SCHEDULE IV


                                                    CEDED TO      ASSUMED                   PERCENTAGE OF
                                                     OTHER      FROM OTHER        NET       AMOUNT ASSUMED
                                   GROSS AMOUNT    COMPANIES     COMPANIES      AMOUNT          TO NET
                                  -------------- ------------- ------------ -------------- ---------------
YEAR ENDED DECEMBER 31, 1997
Life insurance in force .........  $40,221,361    $6,776,447    $2,692,822   $36,137,736          7.5%
                                   ===========    ==========    ==========   ===========          ===
Premiums:
 Individual life ................  $   395,361    $    4,910    $        -   $   390,452          0.0%
 Group life and health ..........        1,761           231         2,389         3,918         61.0
 Annuity ........................      822,149             -             -       822,149          0.0
                                   -----------    ----------    ----------   -----------         ----
                                   $ 1,219,271    $    5,141    $    2,389   $ 1,216,519          0.2%
                                   ===========    ==========    ==========   ===========         ====
YEAR ENDED DECEMBER 31, 1996
Life insurance in force .........  $28,168,880    $4,463,986    $2,210,601   $25,915,495          8.5%
                                   ===========    ==========    ==========   ===========         ====
Premiums:
 Individual life ................  $   292,239    $    2,863    $        -   $   289,376          0.0%
 Group life and health ..........        2,393           242         2,063         4,214         49.0
 Annuity ........................      740,125             -             -       740,125          0.0
                                   -----------    ----------    ----------   -----------         ----
                                   $ 1,034,757    $    3,105    $    2,063   $ 1,033,715          0.2%
                                   ===========    ==========    ==========   ===========         ====
YEAR ENDED DECEMBER 31, 1995
Life insurance in force .........  $19,438,203    $1,365,119    $1,619,378   $19,692,462          8.2%
                                   ===========    ==========    ==========   ===========         ====
Premiums:
 Individual life ................  $   189,870    $    1,727    $        -   $   188,143          0.0%
 Group life .....................        2,153           357         1,569         3,365         46.6
 Annuity ........................      378,390             -             -       378,390          0.0
                                   -----------    ----------    ----------   -----------         ----
                                   $   570,413    $    2,084    $    1,569   $   569,898          0.2%
                                   ===========    ==========    ==========   ===========         ====

WRL Series Annuity Account

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B.

          (b)  Exhibits

               (1) Copy of resolution of the Board of Directors of Western Reserve establishing the Series Account. (3)

               (2)  Not Applicable.

               (3)  Distribution of Contracts

                    (a) Form of Master Service and Distribution Compliance Agreement. (3)
                    (b) Form of Broker/Dealer Supervisory and Service Agreement. (3)

               (4)  (a)  Specimen Flexible Payment Variable Accumulation
                         Deferred Annuity Contract.
                    (b)  Endorsements. (END00094, EA122, END00101, END00102,
                         END.88.07.90 and EA121) (3)

               (5) Form of Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. (3)

               (6)  (a)  Copy of Second Amended Articles of Incorporation of
                         Western Reserve. (3)
                    (b)  Copy of Amended Code of Regulations of Western Reserve.
                         (3)

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered. (2)

               (10) (a)  Written Consent of Sutherland, Asbill & Brennan LLP
                    (b)  Written Consent of Ernst & Young LLP
                    (c)  Written Consent of Price Waterhouse LLP
               (11) Not Applicable.

               (12) Not Applicable.

               (13) Schedules for Computation of Performance Quotations. (4)


               (14) Not Applicable.


               (15) (a)  Powers of Attorney.
                    (b)  Power of Attorney - James R. Walker (1)


------------------------------------

(1) This exhibit was previously filed on Post-Effective Amendment No. 7 to the Form N-4 Registration Statement dated December 23, 1996 (File No. 33-49556) and is incorporated herein by reference.

(2) This exhibit was previously filed on Post-Effective Amendment No. 10 to the Form N-4 Registration Statement dated December 22, 1997 (File No. 33-49550) and is incorporated herein by reference.

(3) This exhibit was previously filed on Post-Effective Amendment No. 11 to the Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49550) and is incorporated herein by reference.

(4) This exhibit was previously filed on Post-Effective Amendment No. 28 to the Form N-1A Registration Statement dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            PRINCIPAL                  POSITION AND OFFICES
       NAME              BUSINESS ADDRESS                  WITH DEPOSITOR
       ----              ----------------              ---------------------

John R. Kenney                  (1)                    Chairman of the Board,
                                                       Chief Executive Officer
                                                       and President

James R. Walker          3320 Office Park Drive        Director
                         Dayton, Ohio  45439

Patrick S. Baird         4333 Edgewood Rd. N.E.        Director
                         Cedar Rapids, Iowa 52499

Lyman H. Treadway        30195 Chagrin Boulevard       Director
                         Suite 210N

                         Cleveland, Ohio  44124

Jack E. Zimmerman        507 St. Michel Circle         Director
                         Kettering, Ohio  45429

Alan M. Yaeger                  (1)                    Executive Vice
                                                       President, Actuary and
                                                       Chief Financial Officer

G. John Hurley                  (1)                    Executive Vice
                                                       President

William H. Geiger               (1)                    Senior Vice President,
                                                       Secretary and
                                                       General Counsel

Allan J. Hamilton               (1)                    Vice President, Treasurer
                                                       and Controller
-------------------------
(1)  201 Highland Avenue, Largo, Florida 33770

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON Netherlands Membership Association

AEGON n.v. Netherlands Corporation  (53.63%)

  AEGON Netherland N.V. Netherlands Corporation (100%)

  AEGON Nevark Holding B.V. Netherlands Corporation (100%)

  Groninger Financieringen B.V. Netherlands Corporation (100%)

  AEGON International N.V. Netherlands Corporation (100%)

    Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk,
     Dennis Hersch)

    AEGON U.S. Holding Corporation (DE) (100%)
      Short Hills Management Company (NJ) (100%)
      CORPA Reinsurance Company (NY) (100%)
      AEGON Management Company (IN) (100%)
      RCC North America Inc. (DE) (100%)

     AEGON USA, Inc. - Holding Co.  (IA) (100%)
      First AUSA Life Insurance Company - Insurance Holding Co.  (MD) (100%)
          AUSA Life Insurance Company, Inc. - Insurance  (NY) (100%)
          Life Investors Insurance Company of America - Insurance  (IA) (100%)
              Bankers United Life Assurance Company - Insurance (IA) (100%) PFL Life Insurance Company - Insurance (IA) (100%)
          Southwest Equity Life Insurance Company - Insurance (AZ) (100%
           Voting Common)
          Iowa Fidelity Life Insurance Company - Insurance (AZ) (100% Voting
           Common)
          Western Reserve Life Assurance Co. of Ohio - Insurance (OH) (100%)
              WRL Series Fund, Inc. - Mutual fund (MD)
          Monumental Life Insurance Company - Insurance (MD) (100%)
              Monumental General Casualty Company - Insurance (MD) (100%) United Financial Services, Inc. - General Agency (MD) (100%) Bankers Financial Life Insurance Company - Insurance (AZ)
              The Whitestone Corporation - Insurance agency (MD) (100%)

          Cadet Holding Corp. - Holding company  (IA) (100%)

      AUSA Holding Company - Holding company (MD) (100%)
          Monumental General Insurance Group, Inc. - Holding company (MD) (100%)
            Monumental General Administrators, Inc. - Provides management services to unaffiliated third party administrator  (MD) (100%)
               Executive Management and Consultant Services, Inc. - Provides
                actuarial consulting services  (MD) (100%)
            Monumental General Mass Marketing, Inc. - Marketing arm for sale of mass marketed insurance coverages (MD) (100%)
          AUSA Financial Markets, Inc. - Marketing (IA) (100%)
          Universal Benefits Corporation - Third party administrator (IA)
           (100%)
          Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts  (IA) (100%)
          Massachusetts Fidelity Trust Company - Trust company (IA) (100%)

          Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies (DE) (100%)
          Zahorik Company, Inc. - Broker-dealer (CA) (100%)
              ZCI, Inc. (AL) (100%)
          InterSecurities, Inc. - Broker-dealer  (DE) (100%)
              ISI Insurance Agency Inc. & its Subsidiaries  - Insurance agency
               (CA) (100%)
              Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
                Mariner Financial Services, Inc. - Broker/Dealer (MI) (100%)
                 Mariner/ISI Planning Corporation - Financial planning (MI)
                  (100%)
                Associated Mariner Agency, Inc. and its Subsidiaries- Insurance
                  agency (MI) (100%
                Mariner Mortgage Corporation - Mortgage origination (MI) (100%) Idex Investor Services, Inc. - Shareholder services (FL) (100%)
          IDEX Management, Inc. - Investment adviser  (DE) (50%)
             IDEX Series Fund - Mutual fund (MA)
          Transunion Casualty Company - Insurance (IA) (100%)
          AUSA Institutional Marketing Group, Inc. - Insurance agency (MN)
           (100%)
          Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%) Diversified Investment Advisors, Inc. - Registered investment advisor
           (DE) (100%)
             Diversified Investors Securities Corporation - Broker-dealer (DE)
              (100%)
          AEGON USA Securities, Inc. - Broker-dealer  (IA) (100%)
             AEGON USA Managed Portfolios, Inc. - Mutual fund  (MD)
          American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%) Supplemental Insurance Division, Inc. - Insurance (TN) (100%) Creditor Resources, Inc. - Credit insurance (MI) (100%)
             CRC Creditor Resources Canadian Dealer Network Inc. - Insurance
              agency (Canada)
          AEGON USA Investment Management, Inc. - Investment advisor (IA)
           (100%)
          AEGON USA Realty Advisors, Inc. - Provides real estate administrative and real estate investment services (IA) (100%)
             QUANTRA Corporation - (DE) (100%)
              QUANTRA Software Corporation - (DE) (100%)
             Landauer Realty Advisors, Inc. - Real estate counseling (IA) (100%) Landauer Associates, Inc. - Real estate counseling (DE) (100%) AEGON USA Realty Management, Inc. - Real estate management (IA)
              (100%)
             Realty Information Systems, Inc. - Information systems for real estate investment management (IA) (100%)
             USP Real Estate Investment Trust - Real estate investment trust
              (IA)
             Cedar Income Fund Ltd. - Real estate investment trust (IA)

Item 27.  NUMBER OF CONTRACTOWNERS.


          As of March 31, 1998, 1,048 qualified contracts and 528 qualified contracts were In Force.


Item 28.  INDEMNIFICATION

           Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

      SECTION 1701.13  AUTHORITY OF CORPORATION.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c) By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

               (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

          (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER

          (a) InterSecurities, Inc. ("ISI"), formerly known as IDEX Distributors, Inc. and before that, as Pioneer Western Distributors, Inc., also currently distributes securities of WRL Series Life Account and the IDEX Series Fund managed by IDEX Management, Inc., an affiliate of ISI.

          (b)  Directors and Officers of ISI

                                PRINCIPAL           POSITION AND OFFICES
          NAME               BUSINESS ADDRESS         WITH UNDERWRITER
          ----               ----------------       --------------------

   John R. Kenney                   (1)             Chairman of the Board

   G. John Hurley                   (1)             Director, President and
                                                    Chief Executive Officer

   Thomas R. Moriarty               (1)             Senior Vice President

   William H. Geiger                (1)             Secretary and Director

   William G. Cummings              (1)             Vice President and Treasurer

(1) 201 Highland Avenue, Largo, Florida 33770

          (c) Compensation to Principal Underwriter

              Not Applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, or other documents required to be maintained by
         Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 201 Highland Avenue, Largo, Florida 33770.

Item 31. MANAGEMENT SERVICES

         Not Applicable

Item 32. UNDERTAKINGS

         Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Item 33. SECTION 403(B)(11) REPRESENTATION

         Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of
         Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the

         American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

         TEXAS ORP REPRESENTATION

         The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the securities act of 1933 and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Largo, State of Florida, on this 18th day of April, 1998.

                                      WRL SERIES ANNUITY ACCOUNT
                                      (Registrant)


                                       By: /s/ JOHN R. KENNEY
                                           ------------------
                                           John R. Kenney, Chairman of the
                                           Board, Chief Executive Officer and
                                           President of Western Reserve Life
                                           Assurance Co. of Ohio


                                       WESTERN RESERVE LIFE ASSURANCE
                                       CO. OF OHIO
                                       (Depositor)


                                       By: /s/ JOHN R. KENNEY
                                           ------------------
                                       John R. Kenney, Chairman of
                                       the Board, Chief Executive
                                       Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                             TITLE                              DATE
---------                             -----                              ----
/s/ JOHN R. KENNEY                    Chairman of the Board,             April 18, 1998
------------------------              Chief Executive Officer
John R. Kenney                        and President
                                      (Principal Executive
                                      Officer)


/s/ ALAN M. YAEGER                    Executive Vice President,          April 18, 1998
----------------------                Actuary & Chief Financial
Alan M. Yaeger                        Officer


/s/ ALLAN J. HAMILTON                 Vice President, Treasurer          April 18, 1998
-----------------------               and Controller
Allan J. Hamilton




PATRICK S. BAIRD                      Director                            April 18, 1998
-------------------
Patrick S. Baird */
                 -

 /s/ LYMAN H. TREADWAY                Director                            April 18, 1998
 ---------------------
Lyman H. Treadway */


/s/ JACK E. ZIMMERMAN                 Director                            April 18, 1998
---------------------
Jack E. Zimmerman */


/s/ JAMES R. WALKER                   Director                            April 18, 1998
-------------------
James R. Walker */

*/  /s/ THOMAS E. PIERPAN
--  ---------------------
    Signed by Thomas E. Pierpan
   As Attorney-in-fact